UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6452

Fidelity Union Street Trust II

(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® AMT Tax-Free
Money Fund

May 31, 2006

1.802206.102

SMM-QTLY-0706

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 100.2%
	Principal Amount (000s)	Value (000s)
Alabama - 2.6%
Birmingham Med. Ctr. East Spl. Care Facilities Fing. Auth. Rev. Participating VRDN Series MT 16, 3.5% (Liquidity Facility Svenska Handelsbanken AB) (b)(d)	$ 32,435	$ 32,435
Birmingham Pub. Park & Recreation Board Rev. (McWane Ctr. Proj.) Series 1997, 3.52%, LOC AmSouth Bank NA, Birmingham, VRDN (b)	788	788
Cap. City Edl. Bldg. Auth. Rev. (Montgomery Academy Proj.) Series 1999 B, 3.52%, LOC AmSouth Bank NA, Birmingham, VRDN (b)	2,625	2,625
Huntsville Health Care Auth. Rev. Series 1998, 3.52%, LOC AmSouth Bank NA, Birmingham, VRDN (b)	5,290	5,290
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 B, 3.23%, LOC Wachovia Bank NA, VRDN (b)	5,300	5,300
Morgan County-Decatur Health Care Auth. Hosp. Rev. Participating VRDN Series PT 947, 3.51% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	27,455	27,455
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series D, 3.57%, VRDN (b)	9,450	9,450
		83,343
Alaska - 1.4%
Alaska Hsg. Fin. Corp. Participating VRDN:
Series BA 97 F, 3.57% (Liquidity Facility Bank of America NA) (b)(d)	6,750	6,750
Series DB 162, 3.5% (Liquidity Facility Deutsche Bank AG) (b)(d)	9,980	9,980
Series Merlots 05 A8, 3.25% (Liquidity Facility Wachovia Bank NA) (b)(d)	40	40
Anchorage Gen. Oblig. Participating VRDN Series PT 2561, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,945	6,945
Anchorage Lease Rev. Participating VRDN Series PT 2657, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,030	9,030
Valdez Marine Term. Rev. Bonds (ConocoPhillips Proj.) Series 1994 B, 3%, tender 6/1/06 (b)	12,000	12,000
		44,745
Arizona - 2.9%
Arizona Salt River Proj. Agric. Impt. & Pwr. District Rev. Participating VRDN Series EGL 02 301 Class A, 3.51% (Liquidity Facility Citibank NA, New York) (b)(d)	8,495	8,495
Arizona School Facilities Board Ctfs. of Prtn. Participating VRDN Series Putters 1298, 3.51% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	7,750	7,750
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Arizona School Facilities Board State School Impt. Rev. Participating VRDN Series MS 00 497, 3.5% (Liquidity Facility Morgan Stanley) (b)(d)	$ 6,633	$ 6,633
Phoenix Civic Impt. Corp. District Rev. Participating VRDN Series PZ 85, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,500	3,500
Phoenix Civic Impt. Corp. Excise Tax Rev. Participating VRDN Series EGL 03 28 Class A, 3.51% (Liquidity Facility Citibank NA, New York) (b)(d)	2,600	2,600
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series EGL 7050056 Class A, 3.51% (Liquidity Facility Citibank NA) (b)(d)	7,900	7,900
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN:
Series ROC II R555, 3.51% (Liquidity Facility Citibank NA) (b)(d)	3,475	3,475
Series SG 03 160, 3.5% (Liquidity Facility Societe Generale) (b)(d)	44,500	44,500
Series 1997 A, 3.65% 9/5/06, CP	3,340	3,340
Series 2004 C, 3.51% 8/10/06, CP	6,500	6,500
		94,693
Colorado - 2.5%
Adams County Rev. (Adams Mental Health Foundation Prog.) Series 1997, 3.7%, LOC JPMorgan Chase Bank, VRDN (b)	1,345	1,345
Arapahoe County Wtr. & Wastewtr. Pub. Impt. District Participating VRDN Series PT 2174, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,660	4,660
Colorado Dept. of Trans. Rev. Participating VRDN Series PT 1955, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,690	10,690
Colorado Ed. Ln. Prog. TRAN:
Series B, 6.25% 8/7/06	21,600	21,702
4% 8/7/06	10,000	10,006
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series TOC 06 Z2, 3.54% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	2,400	2,400
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 3.35%, LOC JPMorgan Chase Bank, VRDN (b)	4,500	4,500
E-470 Pub. Hwy. Auth. Rev. Participating VRDN:
Series 04 BS 219 Class A, 3.32% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	4,000	4,000
Series MS 1064, 3.54% (Liquidity Facility Morgan Stanley) (b)(d)	1,945	1,945
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
E-470 Pub. Hwy. Auth. Rev. Participating VRDN: - continued
Series PZ 46, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 1,905	$ 1,905
Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series MS 01 679, 3.5% (Liquidity Facility Morgan Stanley) (b)(d)	3,915	3,915
Southern Ute Indian Tribe of Southern Ute Indian Reservation 3.54%, VRDN (b)	16,200	16,200
		83,268
District Of Columbia - 0.4%
District of Columbia Gen. Oblig. Participating VRDN Series Putters 214, 3.51% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,995	4,995
District of Columbia Rev.:
Participating VRDN Series PZ 74, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,120	6,120
(Defenders of Wildlife Proj.) 3.52%, LOC Bank of America NA, VRDN (b)	2,500	2,500
		13,615
Florida - 4.8%
Broward County Fin. Auth. Multi-family Hsg. Rev. (Pier Club Apts. Proj.) 3.49%, LOC Wachovia Bank NA, VRDN (b)	10,000	10,000
Florida Board of Ed. Cap. Outlay Participating VRDN:
Series EGL 03 25 Class A, 3.51% (Liquidity Facility Citibank NA, New York) (b)(d)	4,900	4,900
Series MSDW 00 374, 3.5% (Liquidity Facility Morgan Stanley) (b)(d)	13,665	13,665
Florida Dept. of Envir. Protection Preservation Rev. Participating VRDN Series Floaters 722, 3.5% (Liquidity Facility Morgan Stanley) (b)(d)	8,000	8,000
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series MS 1128, 3.5% (Liquidity Facility Morgan Stanley) (b)(d)	5,000	5,000
Florida Gen. Oblig. Bonds Series Merlots 05 A22, 3.35%, tender 11/14/06 (Liquidity Facility Wachovia Bank NA) (b)(d)(e)	6,815	6,815
Florida Muni. Ln. Council Rev. Participating VRDN Series Solar 06 81, 3.5% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	4,755	4,755
Florida State Univ., Finl. Assistance, Inc., Edl. & Athletic Facilities Impt. Rev. Participating VRDN Series SGB 44, 3.51% (Liquidity Facility Societe Generale) (b)(d)	1,920	1,920
Jacksonville Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) 3.65%, VRDN (b)	11,200	11,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Lee County Hosp. Board of Directors Hosp. Rev. (Lee Memorial Health Sys. Proj.) Series 1995 A, 3.56%, VRDN (b)	$ 5,000	$ 5,000
Miami-Dade County Cap. Asset Acquisition Participating VRDN Series TOC 05 Z12, 3.54% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	3,595	3,595
Miami-Dade County School Board Ctfs. of Prtn. Participating VRDN Series PT 845, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,400	6,400
Orange County School Board Ctfs. of Prtn. Bonds Series ROC II R 2182, 3.45%, tender 8/10/06 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)(e)	7,565	7,565
Palm Beach County School District 3.65% 8/3/06, LOC Bank of America NA, CP	4,200	4,200
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 1984 S, 3.38% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	2,875	2,875
Sunshine State Govt. Fing. Commission Rev.:
Series A, 3.51% 8/2/06 (AMBAC Insured) (FGIC Insured), CP	17,104	17,104
Series D:
3.51% 8/2/06 (FGIC Insured) (CIFG North America Insured) (AMBAC Insured), CP	7,400	7,400
3.6% 9/7/06 (FGIC Insured) (CIFG North America Insured) (AMBAC Insured), CP	3,000	3,000
Series I:
3.51% 8/2/06 (CIFG North America Insured) (AMBAC Insured), CP	14,400	14,400
3.65% 9/8/06 (CIFG North America Insured) (AMBAC Insured), CP	15,000	15,000
Volusia County School Board Ctfs. of Prtn. Participating VRDN Series Putters 970, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	4,190	4,190
		156,984
Georgia - 3.5%
Atlanta Arpt. Rev. Series 2005 B2, 3.62% 9/6/06, LOC Bayerische Landesbank (UNGTD), LOC Cr. Agricole SA, CP	26,130	26,130
Atlanta Wtr. & Wastewtr. Rev. Participating VRDN:
Series MS 06 1355, 3.5% (Liquidity Facility Morgan Stanley) (b)(d)	2,080	2,080
Series MS 1273, 3.5% (Liquidity Facility Morgan Stanley) (b)(d)	7,700	7,700
Series Putters 513, 3.51% (Liquidity Facility PNC Bank NA, Pittsburgh) (b)(d)	14,080	14,080
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Atlanta Wtr. & Wastewtr. Rev. Participating VRDN: - continued
Series ROC II R9001, 3.52% (Liquidity Facility Citigroup, Inc.) (b)(d)	$ 6,135	$ 6,135
Series SGA 145, 3.26% (Liquidity Facility Societe Generale) (b)(d)	6,000	6,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Oglethorpe Pwr. Corp. Proj.) Series 1998 B, 3.62% tender 9/8/06 (AMBAC Insured) (Liquidity Facility Rabobank Nederland Coop. Central), CP mode	10,500	10,500
Cobb County Dev. Auth. Univ. Facilities Rev. Participating VRDN Series Putters 580, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	3,275	3,275
Floyd County Dev. Auth. Rev. (Darlington School Proj.) Series 2000, 3.52%, LOC SunTrust Banks, Inc., VRDN (b)	16,000	16,000
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN Series SG 40, 3.5% (Liquidity Facility Societe Generale) (b)(d)	14,610	14,610
Georgia Road & Thruway Auth. Rev. Participating VRDN Series PT 2019, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,010	5,010
Metropolitan Atlanta Rapid Transit Series 2004 B, 3.51% 8/10/06, LOC Dexia Cr. Local de France, CP	2,100	2,100
		113,620
Hawaii - 0.4%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Participating VRDN Series GS 06 4G, 3.53% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	8,000	8,000
Hawaii Gen. Oblig. Participating VRDN Series PT 960, 3.5% (Liquidity Facility BNP Paribas SA) (b)(d)	5,900	5,900
		13,900
Illinois - 10.1%
Chicago Board of Ed. Participating VRDN:
Series AAB 03 16, 3.5% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	9,995	9,995
Series BA 96 BB, 3.57% (Liquidity Facility Bank of America NA) (b)(d)	11,100	11,100
Series PT 2931, 3.5% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	11,945	11,945
Series Putters 199, 3.51% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	10,610	10,610
Series SGA 98, 3.26% (Liquidity Facility Societe Generale) (b)(d)	7,820	7,820
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig. Participating VRDN:
Series Merlots 00 A12, 3.25% (Liquidity Facility Wachovia Bank NA) (b)(d)	$ 2,715	$ 2,715
Series PT 2357, 3.5% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	5,720	5,720
Series TOC 05 Z10, 3.54% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	3,100	3,100
Chicago Midway Arpt. Rev. Participating VRDN Series Putters 229, 3.51% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,680	5,680
Chicago Park District Participating VRDN Series Putters 521, 3.51% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,680	5,680
Chicago Wastewtr. Transmission Rev. Participating VRDN:
Series MACN 06 O, 3.51% (Liquidity Facility Bank of America NA) (b)(d)	2,380	2,380
Series PT 2312, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,675	7,675
Chicago Wtr. Rev. Participating VRDN:
Series Merlots 00 TT, 3.27% (Liquidity Facility Wachovia Bank NA) (b)(d)	4,600	4,600
Series Merlots 97 V, 3.27% (Liquidity Facility Wachovia Bank NA) (b)(d)	4,660	4,660
Cook County Gen. Oblig. Participating VRDN:
Series EGL 01 1302, 3.51% (Liquidity Facility Citibank NA, New York) (b)(d)	16,850	16,850
Series Putters 1269, 3.51% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,670	2,670
Series Putters 1273, 3.51% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	1,875	1,875
Series Putters 1313, 3.51% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,700	2,700
Illinois Dev. Fin. Auth. Gas Supply Rev. Participating VRDN Series PA 1166, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,805	10,805
Illinois Edl. Facilities Auth. Revs. Participating VRDN Series Merlots 97 U, 3.27% (Liquidity Facility Wachovia Bank NA) (b)(d)	4,535	4,535
Illinois Fin. Auth. Rev. (Central DuPage Hosp. Proj.) Series 2004 C, 3.5%, VRDN (b)	24,700	24,700
Illinois Gen. Oblig. Participating VRDN:
Series EGL 00 1304, 3.51% (Liquidity Facility Citibank NA, New York) (b)(d)	2,600	2,600
Series EGL 01 1307, 3.51% (Liquidity Facility Citibank NA, New York) (b)(d)	10,675	10,675
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig. Participating VRDN: - continued
Series PT 1975, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 4,065	$ 4,065
Series Putters 133, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	19,405	19,405
Series Putters 568, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	6,295	6,295
Series Putters 660, 3.51% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	1,495	1,495
Illinois Health Facilities Auth. Rev. Participating VRDN:
Series PA 1217, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,375	6,375
Series PT 763, 3.51% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	20,195	20,195
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series BA 03 C, 3.55% (Liquidity Facility Bank of America NA) (b)(d)	7,045	7,045
Series BA 04 A, 3.51% (Liquidity Facility Bank of America NA) (b)(d)	3,335	3,335
Series EGL 01 1306, 3.51% (Liquidity Facility Citibank NA, New York) (b)(d)	19,275	19,275
Series MACN 06 Q, 3.51% (Liquidity Facility Bank of America NA) (b)(d)	2,600	2,600
Series MSTC 9044, 3.26% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	7,355	7,355
Illinois Sales Tax Rev. Participating VRDN Series ROC II R4516, 3.51% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	4,480	4,480
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN Series PT 3182, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,600	10,600
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit School District #300 Carpentersville Participating VRDN Series EGL 00 1310, 3.51% (Liquidity Facility Citibank NA, New York) (b)(d)	14,850	14,850
Lake County Forest Preservation District Participating VRDN Series ROC II R2059, 3.51% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	2,034	2,034
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN:
Series EGL 02 6001 Class A, 3.51% (Liquidity Facility Citibank NA, New York) (b)(d)	5,400	5,400
Series EGL 2004 30, Class A, 3.51% (Liquidity Facility Citibank NA) (b)(d)	4,000	4,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN: - continued
Series PZ 62, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 2,610	$ 2,610
Univ. of Illinois Auxiliary Facilities Sys. Rev. Participating VRDN Series SG 65, 3.5% (Liquidity Facility Societe Generale) (b)(d)	5,705	5,705
Will County Cmnty. Unit School District #201 Participating VRDN Series PZ 79, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	11,320	11,320
		329,529
Indiana - 3.8%
Aurora School Bldg. Corp. Participating VRDN Series Putters 642, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	5,390	5,390
Benton School Impt. Bldg. Corp. Participating VRDN Series Putters 903, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	7,320	7,320
Clark Pleasant Cmnty. School Bldg. Corp. Participating VRDN Series PT 3103, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,995	5,995
Columbus Repair and Renovation School Bldg. Corp. Bonds Series Putters 1079, 3.6%, tender 8/24/06 (Liquidity Facility JPMorgan Chase & Co.) (b)(d)(e)	5,785	5,785
Dyer Redev. Auth. Econ. Dev. Lease Rent Participating VRDN Series DB 139, 3.5% (Liquidity Facility Deutsche Bank AG) (b)(d)	7,445	7,445
Indiana Bond Bank RAN 4.5% 2/1/07, LOC Bank of New York, New York	30,150	30,381
Indiana Bond Bank Rev. Participating VRDN Series MSTC 01 177, 3.26% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	13,350	13,350
Indiana Health Facilities Fing. Auth. Hosp. Rev. Participating VRDN Series MACN 05 F, 3.51% (Liquidity Facility Bank of America NA) (b)(d)	5,000	5,000
Indiana Toll Road Commission Toll Road Rev. Participating VRDN Series Stars 103, 3.49% (Liquidity Facility BNP Paribas SA) (b)(d)	14,705	14,705
Indianapolis Arpt. Auth. Rev. Participating VRDN Series SGA 31, 3.26% (Liquidity Facility Societe Generale) (b)(d)	7,435	7,435
Indianapolis Local Pub. Impt. Bond Bank Participating VRDN Series TOC 06 Z7, 3.54% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	4,000	4,000
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) 3.47%, LOC Bank of America NA, VRDN (b)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Plainfield Cmnty. High School Bldg. Corp. Participating VRDN Series DB 194, 3.5% (Liquidity Facility Deutsche Bank AG) (b)(d)	$ 5,250	$ 5,250
Saint Joseph County Health Care Facilities (South Bend Med. Foundation Prog.) Series 2000, 3.53%, LOC Nat'l. City Bank, Indiana, VRDN (b)	3,000	3,000
Sunman-Dearborn High School Bldg. Corp. Participating VRDN Series Putters 671, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	4,975	4,975
		125,031
Kansas - 0.1%
Wyandotte County-Kansas City Unified Govt. Util. Sys. Rev. Participating VRDN Series EGL 04 38, Class A, 3.51% (Liquidity Facility Citibank NA) (b)(d)	4,735	4,735
Kentucky - 0.9%
Danville Multi-City Lease Rev. Bonds (Kentucky Muni. League Pooled Lease Fing. Prog.) 3.56% tender 8/2/06, LOC Fifth Third Bank, Cincinnati, CP mode	13,100	13,100
Kentucky Econ. Dev. Fin. Auth. Hosp. (Highlands Reg'l. Med. Ctr. Proj.) Series 1998 A, 3.57%, LOC U.S. Bank NA, Minnesota, VRDN (b)	4,370	4,370
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series Solar 06 87, 3.25% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	8,800	8,800
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.) Series 1984 B1, 3.38% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	4,150	4,150
		30,420
Louisiana - 0.9%
Louisiana Pub. Facilities Auth. Rev. Participating VRDN Series Putters 1025Z, 3.51% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	7,495	7,495
West Baton Rouge Parish Indl. District #3 Rev.:
Bonds (Dow Chemical Co. Proj.) Series 1991, 3.7% tender 7/26/06, CP mode	11,300	11,300
(Dow Chemical Co. Proj.) Series 1994 B, 3.65%, VRDN (b)	10,000	10,000
		28,795
Maine - 0.8%
Maine Health & Higher Ed. Facilities Auth. Rev. Participating VRDN Series Piper 06 A, 3.52% (Liquidity Facility Bank of New York, New York) (b)(d)	7,570	7,570
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maine - continued
Maine Hsg. Auth. Gen. Hsg. Rev. Participating VRDN Series PT 3285, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 5,520	$ 5,520
Maine Hsg. Auth. Mtg. Purchase Rev. Series 2003 E1, 3.46% (AMBAC Insured), VRDN (b)	6,200	6,200
Maine Tpk. Auth. Tpk. Rev. Participating VRDN Series DB 107, 3.5% (Liquidity Facility Deutsche Bank AG) (b)(d)	5,190	5,190
		24,480
Maryland - 1.2%
Baltimore Convention Ctr. Hotel Rev. Participating VRDN Series Putters 1251, 3.51% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,115	6,115
Baltimore County Gen. Oblig. Series 1995, 3.51% 8/1/06, CP	5,250	5,250
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. Participating VRDN Series MT 160, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,240	2,240
Maryland Health & Higher Edl. Facilities Auth. Rev. (Kennedy Krieger Institute Proj.) Series D, 3.52%, LOC Manufacturers & Traders Trust Co., VRDN (b)	5,329	5,329
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev. Bonds Series 2005 E, 4.5% 12/29/06	17,000	17,110
Ocean City Rev. (Harrison Inn 58 LP Proj.) 3.55%, LOC Manufacturers & Traders Trust Co., VRDN (b)	3,400	3,400
		39,444
Massachusetts - 0.8%
Haverhill Gen. Oblig. BAN 4.5% 3/30/07	3,860	3,887
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN Series EGL 720050007 Class A, 3.51% (Liquidity Facility Citibank NA) (b)(d)	15,000	15,000
Massachusetts Gen. Oblig. Participating VRDN Series EGL 04 5 Class A, 3.51% (Liquidity Facility Citibank NA) (b)(d)	8,100	8,100
		26,987
Michigan - 3.1%
Clinton Econ. Dev. Corp. Rev. (Clinton Area Care Ctr. Proj.) 3.52%, LOC Northern Trust Co., Chicago, VRDN (b)	4,900	4,900
Detroit City School District Participating VRDN Series Putters 388, 3.51% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,490	3,490
Detroit Swr. Disp. Rev. Participating VRDN Series AAB 05 3, 3.5% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	14,420	14,420
Detroit Wtr. Sys. Rev. Participating VRDN Series EGL 99 2202, 3.51% (Liquidity Facility Citibank NA, New York) (b)(d)	3,900	3,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Hudsonville Pub. Schools Participating VRDN Series Putters 897, 3.51% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	$ 5,740	$ 5,740
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series 2005 IIA, 3.5%, LOC DEPFA BANK PLC, VRDN (b)	32,900	32,900
Michigan Gen. Oblig. Bonds Series 2005 C, 3.65% tender 10/16/06 (Liquidity Facility DEPFA BANK PLC), CP mode	3,200	3,200
Michigan Muni. Bond Auth. Rev. Participating VRDN Series ROC II R 339, 3.51% (Liquidity Facility Citibank NA) (b)(d)	4,890	4,890
Michigan Strategic Fund Ltd. Oblig. Rev. (Holland Home Oblig. Group Proj.) 3.53%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)	8,940	8,940
Saint Clair County Econ. Dev. Corp. Poll. Cont. Rev. Participating VRDN Series MS 00 282, 3.5% (Liquidity Facility Morgan Stanley) (b)(d)	5,000	5,000
Southfield Library Bldg. Auth. Participating VRDN Series ROC II R7521, 3.51% (Liquidity Facility Citibank NA) (b)(d)	2,655	2,655
Waterford Econ. Dev. Corp. Ltd. Oblig. Rev. (Canterbury Health Care, Inc. Proj.) 3.52%, LOC KBC Bank NV, VRDN (b)	4,400	4,400
Western Townships Utils. Auth. County of Wayne Swr. Disp. Sys. Participating VRDN Series Merlots A96, 3.25% (Liquidity Facility Wachovia Bank NA) (b)(d)	5,700	5,700
		100,135
Minnesota - 1.0%
Minneapolis & Saint Paul Hsg. Fin. Board Rev. Participating VRDN Series MT 120, 3.52% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	3,680	3,680
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Participating VRDN Series Merlots 00 ZZ, 3.27% (Liquidity Facility Wachovia Bank NA) (b)(d)	3,795	3,795
Series A, 3.63% 8/9/06, LOC WestLB AG, CP	2,000	2,000
Minnesota Gen. Oblig. Participating VRDN Series MS 01 719, 3.5% (Liquidity Facility Morgan Stanley) (b)(d)	7,300	7,300
Univ. of Minnesota Series 1999 A, 3.25% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	17,395	17,395
		34,170
Mississippi - 0.8%
Mississippi Dev. Bank Spl. Oblig. Participating VRDN Series Putters 667, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	3,885	3,885
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Mississippi - continued
Mississippi Gen. Oblig. Participating VRDN:
Series EGL 02 6018 Class A, 3.51% (Liquidity Facility Citibank NA, New York) (b)(d)	$ 4,000	$ 4,000
Series EGL 99 2401, 3.51% (Liquidity Facility Citibank NA, New York) (b)(d)	3,600	3,600
Series Putters 138, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	7,940	7,940
Univ. of Mississippi Edl. Bldg. Corp. Rev. (Campus Impt. Proj.) Series 2000 A, 3.5% (MBIA Insured), VRDN (b)	7,300	7,300
		26,725
Missouri - 0.2%
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series PA 1049, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,110	5,110
Montana - 0.3%
Montana Facility Fin. Auth. Rev. (Sisters of Charity Leavenworth Health Sys. Proj.) 3.24%, VRDN (b)	9,600	9,600
Nebraska - 0.5%
Nebraska Pub. Pwr. District Rev. Participating VRDN Series EGL 04 14 Class A, 3.51% (Liquidity Facility Citibank NA) (b)(d)	3,200	3,200
Omaha Convention Hotel Corp. Participating VRDN Series PA 1078, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,995	4,995
Omaha Gen. Oblig. Participating VRDN Series EGL 00 2701, 3.51% (Liquidity Facility Citibank NA, New York) (b)(d)	8,265	8,265
		16,460
Nevada - 1.1%
Clark County Gen. Oblig. Participating VRDN:
Series AAB 01 25, 3.52% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	19,505	19,505
Series ROC II R1035, 3.51% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	2,965	2,965
Clark County School District Participating VRDN Series PT 1721, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,520	5,520
Las Vegas Valley Wtr. District Participating VRDN Series Putters 1303, 3.54% (Liquidity Facility Deutsche Postbank Ag) (b)(d)	3,500	3,500
Nevada Gen. Oblig. Participating VRDN Series SGB 31, 3.5% (Liquidity Facility Societe Generale) (b)(d)	6,000	6,000
		37,490
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Hampshire - 0.1%
New Hampshire Health & Ed. Facilities Auth. Rev. (Riverwoods at Exeter Proj.) 3.26%, LOC Fleet Nat'l. Bank, VRDN (b)	$ 3,090	$ 3,090
New Jersey - 0.2%
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN Series PT 1906, 3.5% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,255	5,255
New Mexico - 0.2%
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Bonds Series Putters 953, 3.6%, tender 8/24/06 (Liquidity Facility JPMorgan Chase & Co.) (b)(d)(e)	5,465	5,465
New York - 2.0%
Liberty Dev. Corp. Rev. Participating VRDN Series PA 1369, 3.5% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,100	7,100
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series EGL 04 15 Class A, 3.5% (Liquidity Facility Citibank NA) (b)(d)	10,000	10,000
Series EGL 04 27 Class A, 3.5% (Liquidity Facility Citibank NA) (b)(d)	8,485	8,485
New York Convention Ctr. Dev. Corp. Rev. Participating VRDN Series EGL 06 72 Class A, 3.5% (Liquidity Facility Citibank NA) (b)(d)	11,000	11,000
New York State Dorm. Auth. Revs. Participating VRDN Series PT 2646, 3.5% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	12,535	12,535
New York State Pwr. Auth. & Gen. Purp. Rev. Series 1, 3.49% 8/10/06, CP	4,700	4,700
Sales Tax Asset Receivables Corp. Participating VRDN Series EGL 04 48 Class A, 3.5% (Liquidity Facility Citibank NA) (b)(d)	9,400	9,400
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN Series EGL 02 6011 Class A, 3.5% (Liquidity Facility Citibank NA, New York) (b)(d)	3,700	3,700
		66,920
New York & New Jersey - 0.2%
Port Auth. of New York & New Jersey Participating VRDN Series EGL 03 59 Class A, 3.5% (Liquidity Facility Citibank NA, New York) (b)(d)	7,870	7,870
North Carolina - 1.8%
Charlotte Wtr. & Swr. Sys. Rev. 3.28% 7/31/06 (Liquidity Facility Wachovia Bank NA), CP	9,800	9,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 06 12 Class A, 3.51% (Liquidity Facility Citibank NA) (b)(d)	$ 12,000	$ 12,000
Series EGL 7050060 Class A, 3.51% (Liquidity Facility Citibank NA) (b)(d)	15,600	15,600
Series MS 06 1338, 3.5% (Liquidity Facility Morgan Stanley) (b)(d)	3,500	3,500
North Carolina Gen. Oblig. Participating VRDN Series PT 2206, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,960	7,960
Univ. of North Carolina at Chapel Hill Rev.:
Participating VRDN Series MS 1287, 3.5% (Liquidity Facility Morgan Stanley) (b)(d)	5,000	5,000
3.68% 9/12/06, CP	6,300	6,300
		60,160
Ohio - 2.7%
Cincinnati City School District Participating VRDN Series EGL 04 34 Class A, 3.51% (Liquidity Facility Citibank NA) (b)(d)	6,000	6,000
Cleveland Arpt. Sys. Rev. Participating VRDN Series SGA 126, 3.24% (Liquidity Facility Societe Generale) (b)(d)	10,685	10,685
Darke County Health Care Facilities Rev. (Brethren Retirement Cmnty. Proj.) 3.55%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	5,580	5,580
Montgomery County Hosp. Rev. Participating VRDN Series MT 236, 3.5% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(d)	29,340	29,340
Montgomery County Health Care & Multi-family Hsg. Facilities Rev. (Franciscan St. Leonard Proj.) 3.52%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	14,875	14,875
Ohio Gen. Oblig. Participating VRDN Series PT 3458, 3.5% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,335	6,335
Port of Greater Cincinnati Dev. Auth. Rev. (Nat'l. Underground Railroad Freedom Ctr., Inc. Proj.) Series 2003 A, 3.25%, LOC JPMorgan Chase Bank, LOC Fifth Third Bank, Cincinnati, VRDN (b)	15,400	15,400
		88,215
Oregon - 1.1%
Oregon Homeowner Rev. Participating VRDN Series MT 229, 3.52% (Liquidity Facility Lloyds TSB Bank PLC) (b)(d)	9,930	9,930
Portland Swr. Sys. Rev. Participating VRDN:
Series MS 00 386, 3.5% (Liquidity Facility Morgan Stanley) (b)(d)	10,800	10,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Portland Swr. Sys. Rev. Participating VRDN: - continued
Series PT 2435, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 4,195	$ 4,195
Umatilla County School District #8R Hermiston Participating VRDN Series Putters 259, 3.51% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,945	5,945
Washington, Multnomah & Yamhill County School District #1J Participating VRDN Series Putters 171, 3.51% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,410	5,410
		36,280
Pennsylvania - 3.9%
Allegheny County Hosp. Dev. Auth. Rev.:
Bonds Series PT 762, 2.85%, tender 6/15/06 (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)(e)	8,320	8,320
Participating VRDN Series Putters 1281, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	3,800	3,800
Allegheny County Indl. Dev. Auth. Rev. (UPMC Children's Hosp. Proj.) Series 2004 A, 3.6%, VRDN (b)	8,600	8,600
Blair County Indl. Dev. Auth. Rev. (Homewood at Martinsburg Proj.) 3.52%, LOC Manufacturers & Traders Trust Co., VRDN (b)	3,800	3,800
Geisinger Auth. Health Sys. Rev. (Geisinger Health Sys. Proj.) Series C, 3.56% (Liquidity Facility Wachovia Bank NA), VRDN (b)	17,000	17,000
Luzerne County Indl. Dev. Auth. Rev. (United Methodist Homes Proj.) 3.26%, LOC Bank of New York, New York, VRDN (b)	4,700	4,700
Manheim Central School District 3.48% (FSA Insured), VRDN (b)	5,000	5,000
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev. (Peco Energy Co. Proj.) Series 1999 A, 3.2%, LOC Wachovia Bank NA, VRDN (b)	10,000	10,000
Pennsylvania Gen. Oblig. Participating VRDN Series MSTC 00 110, 3.55% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	1,000	1,000
Pennsylvania Higher Edl. Facilities Auth. Rev. (King's College Proj.) Series 2002 J3, 3.49%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	4,700	4,700
Philadelphia Gas Works Rev.:
Participating VRDN Series MS 06 1312, 3.5% (Liquidity Facility Morgan Stanley) (b)(d)	5,400	5,400
Fifth Series A2, 3.54%, LOC Bank of Nova Scotia, New York Agcy., LOC JPMorgan Chase Bank, VRDN (b)	4,200	4,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia School District Participating VRDN Series EGL 7050036 Class A, 3.51% (Liquidity Facility Citibank NA) (b)(d)	$ 3,800	$ 3,800
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN Series SG 158, 3.5% (Liquidity Facility Societe Generale) (b)(d)	10,225	10,225
Reading School District Participating VRDN Series TOC 06 Z18, 3.54% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	9,185	9,185
Southcentral Pennsylvania Gen. Auth. Rev. (Hanover Lutheran Village Proj.) 3.52%, LOC Manufacturers & Traders Trust Co., VRDN (b)	5,300	5,300
Temple Univ. of the Commonwealth Sys. of Higher Ed. RAN 5% 4/26/07	12,150	12,289
Univ. of Pittsburgh (Higher Ed. Univ. Cap. Proj.) Series 2005 B, 3.2% (Liquidity Facility DEPFA BANK PLC), VRDN (b)	10,000	10,000
		127,319
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Rev. Participating VRDN Series PT 2253, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,730	3,730
South Carolina - 1.9%
Charleston Wtrwks. & Swr. Rev. Series 2006 B, 3.47% (Liquidity Facility Wachovia Bank NA), VRDN (b)	10,380	10,380
Chesterfield County School District Participating VRDN Series PT 02 1453, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,415	6,415
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series A, 3.65%, VRDN (b)	3,700	3,700
Piedmont Muni. Pwr. Agcy. Elec. Rev. Participating VRDN Series MSTC 257, 3.32% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	7,690	7,690
South Carolina Trans. Infrastructure Bank Rev. Participating VRDN:
Series PT 2305, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,815	7,815
Series PT 2306, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,300	10,300
Series Putters 316, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	2,470	2,470
Series Putters 590, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	2,640	2,640
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Western Carolina Reg'l. Swr. Auth. Swr. Sys. Rev. Participating VRDN Series Floaters 01 606, 3.5% (Liquidity Facility Morgan Stanley) (b)(d)	$ 6,550	$ 6,550
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 3.75% tender 7/3/06, CP mode	5,700	5,700
		63,660
South Dakota - 0.2%
South Dakota Health & Edl. Facilities Auth. Rev. Participating VRDN Series Floaters PT 1406, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,175	6,175
Tennessee - 2.4%
Bristol Health & Edl. Facilities Board Rev. Participating VRDN Series LB 03 L42J, 3.31% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	7,440	7,440
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) 3.58%, LOC Bank of America NA, VRDN (b)	15,000	15,000
Elizabethton Health & Edl. Facilities Board Rev. Participating VRDN Series PT 894, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,995	4,995
Jackson Energy Auth. Wastewtr. Sys. Rev. 3.47% (FSA Insured), VRDN (b)	4,215	4,215
Metropolitan Govt. Nashville & Davidson County District Energy Sys. Rev. Participating VRDN Series ROC II R2072, 3.51% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	2,105	2,105
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) 3.58%, LOC Bank of America NA, VRDN (b)	22,300	22,300
Shelby County Gen. Oblig. Participating VRDN Series EGL 01 4201, 3.51% (Liquidity Facility Citibank NA, New York) (b)(d)	10,640	10,640
Shelby County Health Edl. & Hsg. Facilities Board Rev.:
(Saint Benedict Auburndale School Proj.) 3.5%, LOC AmSouth Bank NA, Birmingham, VRDN (b)	5,000	5,000
(Saint Mary's Episcopal School Proj.) 3.77%, LOC First Tennessee Bank NA, Memphis, VRDN (b)	6,080	6,080
		77,775
Texas - 22.0%
Arlington Spl. Oblig. Series B, 3.54% (MBIA Insured), VRDN (b)	7,800	7,800
Austin Cmnty. College District Rev. Participating VRDN Series ROC II R2190, 3.51% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	5,840	5,840
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Elec. Util. Sys. Rev. Participating VRDN Series SGA 122, 3.26% (Liquidity Facility Societe Generale) (b)(d)	$ 9,680	$ 9,680
Austin Gen. Oblig. Participating VRDN Series DB 160, 3.5% (Liquidity Facility Deutsche Bank AG) (b)(d)	8,585	8,585
Austin Util. Sys. Rev. Participating VRDN Series BA 98 V, 3.55% (Liquidity Facility Bank of America NA) (b)(d)	4,250	4,250
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Participating VRDN Series Putters 605, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	7,195	7,195
Board of Regents of The Univ. of Texas Sys. Permanent Univ. Fund Participating VRDN:
Series Putters 411, 3.51% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,570	2,570
Series Putters 517, 3.51% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	11,250	11,250
Brazos River Hbr. Navigation Brazoria County Envir. Facilities Rev. (Dow Chemical Co. Proj.) Series B1, 3.65%, VRDN (b)	8,400	8,400
Brownsville Util. Sys. Rev. Participating VRDN Series DB 175, 3.5% (Liquidity Facility Deutsche Bank AG) (b)(d)	11,145	11,145
Cypress-Fairbanks Independent School District Participating VRDN:
Series EGL 00 4304, 3.51% (Liquidity Facility Citibank NA, New York) (b)(d)	5,000	5,000
Series PT 2512, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,295	1,295
Series ROC II R4514, 3.51% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	5,490	5,490
Dallas Area Rapid Transit Sales Tax Rev. Series 2001, 3.53% 8/1/06 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	5,400	5,400
Dallas Independent School District Participating VRDN Series EGL 7050034, Class A, 3.51% (Liquidity Facility Citibank NA) (b)(d)	4,000	4,000
Denton County Lewisville Independent School District Participating VRDN Series Putters 701, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	3,980	3,980
Denton Independent School District Participating VRDN Series SG 02 166, 3.5% (Liquidity Facility Societe Generale) (b)(d)	20,120	20,120
Denton Util. Sys. Rev. Participating VRDN Series SGA 32, 3.26% (Liquidity Facility Societe Generale) (b)(d)	15,230	15,230
Duncanville Independent School District Participating VRDN Series PT 3224, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,000	6,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Edinburg Consolidated Independent School District Participating VRDN Series SGA 106, 3.26% (Liquidity Facility Societe Generale) (b)(d)	$ 8,600	$ 8,600
El Paso Gen. Oblig. Participating VRDN:
Series Putters 843, 3.51% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,135	3,135
Series Solar 06 71, 3.5% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	3,500	3,500
Fort Bend County Gen. Oblig. Participating VRDN Series SGB 46, 3.51% (Liquidity Facility Societe Generale) (b)(d)	4,500	4,500
Frisco Gen. Oblig. Participating VRDN Series PT 1932, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,515	9,515
Garland Independent School District Participating VRDN Series Putters 551, 3.51% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	1,635	1,635
Goose Creek Consolidated Independent School District Participating VRDN Series PT 3426, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	19,975	19,975
Harris County Gen. Oblig. Participating VRDN:
Series Putters 1111Z, 3.51% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,470	6,470
Series Putters 586, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	7,625	7,625
Series ROC II R1029, 3.51% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	3,460	3,460
Harris County Health Facilities Dev. Corp. Rev. (Methodist Hosp. Proj.) Series B, 3.57%, VRDN (b)	19,800	19,800
Harris County Hosp. District Rev. Participating VRDN Series PT 726, 3.5% (Liquidity Facility BNP Paribas SA) (b)(d)	4,995	4,995
Harris County MTA Sales & Use Tax Series 2005 A, 3.5% 7/18/06, LOC DEPFA BANK PLC, CP	6,000	6,000
Harris County-Houston Sports Auth. Spl. Rev. Participating VRDN Series PZ 65, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,015	8,015
Hays Consolidated Independent School District Participating VRDN:
Series PT 2462, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,485	3,485
Series PT 2543, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,020	4,020
HFDC of Central Texas, Inc. Hosp. Rev. Bonds Series Putters 1233, 3.4%, tender 2/15/07 (Liquidity Facility JPMorgan Chase & Co.) (b)(d)(e)	6,800	6,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Arpt. Sys. Rev. Participating VRDN:
Series Merlots 00 A25, 3.25% (Liquidity Facility Bank of New York, New York) (b)(d)	$ 12,475	$ 12,475
Series SG 03 161, 3.51% (Liquidity Facility Societe Generale) (b)(d)	21,435	21,435
Houston Gen. Oblig.:
Bonds Series PT 969, 2.95%, tender 7/20/06 (Liquidity Facility DEPFA BANK PLC) (b)(d)(e)	12,700	12,700
Participating VRDN Series Putters 1151, 3.51% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,305	6,305
Series 2003 D, 3.68% 8/9/06 (Liquidity Facility DEPFA BANK PLC), CP	20,000	20,000
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Series A, 3.65% 8/9/06, CP	8,000	8,000
Houston Occupancy Tax and Spl. Rev. Participating VRDN Series MSTC 06 254, 3.32% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	1,400	1,400
Houston Util. Sys. Rev. Participating VRDN:
Series DB 102, 3.5% (Liquidity Facility Deutsche Bank AG) (b)(d)	5,445	5,445
Series PT 2292, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,190	5,190
Houston Wtr. & Swr. Sys. Rev. Participating VRDN:
Series MS 00 495, 3.5% (Liquidity Facility Morgan Stanley) (b)(d)	6,805	6,805
Series SG 120, 3.5% (Liquidity Facility Societe Generale) (b)(d)	15,495	15,495
Hutto Independent School District Participating VRDN Series ROC II R434, 3.51% (Liquidity Facility Citibank NA) (b)(d)	4,200	4,200
Judson Independent School District Participating VRDN Series Putters 662, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	5,270	5,270
Klein Independent School District Participating VRDN Series PT 3371, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,225	3,225
Lower Colorado River Auth. Rev. Participating VRDN Series PA 590R, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,200	10,200
Lower Colorado River Auth. Transmission Contract Rev. Participating VRDN Series PT 1818, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,165	4,165
Mesquite Independent School District Participating VRDN Series PT 1386, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,485	8,485
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Midlothian Independent School District Participating VRDN Series PT 2179, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 5,365	$ 5,365
New Braunfels Gen. Oblig. Participating VRDN Series PT 2211, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,620	5,620
North East Texas Independent School District Participating VRDN Series SG 143, 3.5% (Liquidity Facility Societe Generale) (b)(d)	13,515	13,515
North Texas Muni. Wtr. District Wtr. Sys. Rev. Participating VRDN Series MS 06 1375, 3.25% (Liquidity Facility Morgan Stanley) (b)(d)	7,775	7,775
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Participating VRDN Series SG 168, 3.5% (Liquidity Facility Societe Generale) (b)(d)	23,940	23,940
Northside Independent School District Participating VRDN Series PT 2329, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,575	4,575
Pearland Gen. Oblig. Participating VRDN Series PT 3079, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,960	5,960
Pflugerville Gen. Oblig. Participating VRDN Series Putters 594, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	2,920	2,920
Port Houston Auth. Harris County Participating VRDN Series Putters 1145, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	3,755	3,755
Round Rock Independent School District Participating VRDN Series MS 01 578, 3.5% (Liquidity Facility Morgan Stanley) (b)(d)	7,750	7,750
San Antonio Elec. & Gas Systems Rev.:
Participating VRDN:
Series Putters 777, 3.51% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,275	6,275
Series ROC II R3011, 3.51% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	7,290	7,290
Series SG 101, 3.5% (Liquidity Facility Societe Generale) (b)(d)	11,475	11,475
Series SG 107, 3.5% (Liquidity Facility Societe Generale) (b)(d)	5,160	5,160
Series Stars 112, 3.5% (Liquidity Facility BNP Paribas SA) (b)(d)	20,815	20,815
3.31% (Liquidity Facility Bank of America NA), VRDN (b)	29,200	29,200
San Antonio Independent School District:
Bonds Series AAB 01 28, 3.52%, tender 6/7/06 (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	3,900	3,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Independent School District: - continued
Participating VRDN Series EGL 01 4311, 3.51% (Liquidity Facility Citibank NA, New York) (b)(d)	$ 4,800	$ 4,800
San Antonio Wtr. Sys. Rev. Participating VRDN Series Solar 06 82, 3.5% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	5,000	5,000
Schertz-Cibolo-Universal City Independent School District Participating VRDN:
Series MSTC 01 156 Class A, 3.26% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	10,505	10,505
Series PT 1610, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,710	6,710
Texas City Indl. Dev. Corp. Marine Term. Participating VRDN Series Merlots 00 A34, 3.25% (Liquidity Facility Wachovia Bank NA) (b)(d)	3,885	3,885
Texas Gen. Oblig.:
Participating VRDN:
Series Putters 1215, 3.51% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,470	4,470
Series PZ 108, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,200	6,200
TRAN 4.5% 8/31/06	30,300	30,394
Texas Pub. Fin. Auth. Rev. Series 2003, 3.6% 9/5/06, CP	4,200	4,200
Texas Trans. Commission State Hwy. Fund Rev. Participating VRDN:
Series EGL 06 85 Class A, 3.51% (Liquidity Facility Citibank NA) (b)(d)	10,700	10,700
Series Putters 1324, 3.51% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,515	4,515
Texas Wtr. Dev. Board Rev. Participating VRDN Series SGA 00 104, 3.26% (Liquidity Facility Societe Generale) (b)(d)	10,470	10,470
Trinity River Auth. Rev. Bonds Series Putters 1077, 3.6%, tender 8/24/06 (Liquidity Facility JPMorgan Chase & Co.) (b)(d)(e)	3,460	3,460
Tyler Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series PT 833, 3.5% (Liquidity Facility Svenska Handelsbanken AB) (b)(d)	3,775	3,775
United Independent School District Participating VRDN Series PT 3123, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,220	5,220
Univ. of Texas Univ. Revs. Series 2002 A, 3.53% 9/8/06 (Liquidity Facility Utmico), CP	3,000	3,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Victoria Gen. Oblig. Participating VRDN Series Putters 1041, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	$ 6,005	$ 6,005
Weslaco Health Facilities Dev. Corp. Rev. Participating VRDN Series LB 04 L31J, 3.31% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	15,035	15,035
		719,189
Utah - 0.1%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Bonds Series F, 3.2%, tender 12/1/06 (AMBAC Insured) (b)	3,050	3,050
Vermont - 0.1%
Univ. of Vermont and State Agricultural College Participating VRDN Series MS 06 1357, 3.5% (Liquidity Facility Morgan Stanley) (b)(d)	3,395	3,395
Virginia - 0.9%
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN Series PT 886, 3.56% (Liquidity Facility Lloyds TSB Bank PLC) (b)(d)	2,800	2,800
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.):
Series 1984:
3.69% tender 6/29/06, CP mode	3,700	3,700
3.75% tender 6/27/06, CP mode	1,500	1,500
3.84% tender 6/15/06, CP mode	4,000	4,000
Series 1987, 3.91% tender 9/5/06, CP mode	1,100	1,100
Tobacco Settlement Fing. Corp. Participating VRDN Series PA 1341, 3.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,100	4,100
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series MS 01 721, 3.5% (Liquidity Facility Morgan Stanley) (b)(d)	9,700	9,700
Virginia Commonwealth Trans. Board Trans. Rev. Participating VRDN Series EGL 99 4601, 3.51% (Liquidity Facility Citibank NA, New York) (b)(d)	3,000	3,000
		29,900
Washington - 7.8%
Energy Northwest Elec. Rev. Participating VRDN:
Series EGL 06 65 Class A, 3.51% (Liquidity Facility Citibank NA) (b)(d)	7,300	7,300
Series PT 1606, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,720	5,720
Series PT 615, 3.51% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(d)	16,255	16,255
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Energy Northwest Elec. Rev. Participating VRDN: - continued
Series PT 778, 3.51% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	$ 2,000	$ 2,000
Series PT 982, 3.51% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	6,380	6,380
Series Putters 248, 3.51% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,785	3,785
Goat Hill Properties Lease Rev. Participating VRDN Series ROC II R2173, 3.51% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	1,335	1,335
King County Gen. Oblig. Participating VRDN:
Series PT 1569, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,220	9,220
Series PT 2248, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,560	5,560
King County School District #145 Kent Participating VRDN Series PT 2449, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,520	4,520
King County School District #401 Highline Pub. Schools Bonds Series Putters 526, 3.6%, tender 8/24/06 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	2,975	2,975
King County Swr. Rev. Participating VRDN Series Solar 06 77, 3.5% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	7,670	7,670
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 3.29%, LOC Bank of America NA, VRDN (b)	7,955	7,955
Pierce County School District #3 Puyallup Participating VRDN Series Putters 415, 3.51% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,245	4,245
Port of Seattle Gen. Oblig. Series 2002 A2, 3.63% 9/5/06, LOC Bayerische Landesbank Girozentrale, CP	8,465	8,465
Port of Seattle Rev. Series 2001 A1, 3.51% 8/10/06, LOC Bank of America NA, CP	6,800	6,800
Seattle Drainage & Wastewtr. Rev. Participating VRDN Series PT 1605, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,800	6,800
Seattle Gen. Oblig. Participating VRDN Series SGA 03 142, 3.26% (Liquidity Facility Societe Generale) (b)(d)	5,000	5,000
Seattle Muni. Lt. & Pwr. Rev.:
Bonds Series 1990, 3.45% tender 12/1/06, LOC JPMorgan Chase Bank, CP mode	12,500	12,500
Participating VRDN:
Series PT 2476, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,220	5,220
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Seattle Muni. Lt. & Pwr. Rev.: - continued
Participating VRDN:
Series ROC II R2055, 3.51% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	$ 6,600	$ 6,600
Seattle Wtr. Sys. Rev. Participating VRDN Series ROC II R4006, 3.51% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	4,950	4,950
Skagit County Pub. Hosp. District #1 Participating VRDN Series PT 2294, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,755	7,755
Snohomish County School District #332 Granite Falls Participating VRDN Series PT 3083, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,270	7,270
Washington Gen. Oblig. Participating VRDN:
Series EGL 96 4701, 3.51% (Liquidity Facility Citibank NA, New York) (b)(d)	4,000	4,000
Series EGL 98 4703, 3.51% (Liquidity Facility Citibank NA, New York) (b)(d)	9,900	9,900
Series Macon 04 D, 3.55% (Liquidity Facility Bank of America NA) (b)(d)	5,715	5,715
Series MS 06 1335, 3.5% (Liquidity Facility Morgan Stanley) (b)(d)	1,500	1,500
Series PT 1937, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	12,740	12,740
Series PT 2231, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	15,030	15,030
Series PT 2561. 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,240	5,240
Series Putters 1312, 3.51% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,500	4,500
Series Putters 438Z, 3.51% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,300	3,300
Series Putters 748, 3.51% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,385	3,385
Series PZ 106, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,375	8,375
Series SGA 35, 3.26% (Liquidity Facility Societe Generale) (b)(d)	8,990	8,990
Series Solar 06 13, 3.5% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	8,660	8,660
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Health Care Facilities Auth. Rev. Participating VRDN Series FRRI 02 L45J, 3.31% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	$ 5,000	$ 5,000
Washington Hsg. Fin. Commission Nonprofit Rev. (United Way King County Proj.) 3.52%, LOC Bank of America NA, VRDN (b)	2,080	2,080
		254,695
West Virginia - 0.3%
West Virginia Gen. Oblig. Participating VRDN Series Putters 1083, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	3,310	3,310
West Virginia Hosp. Fin. Auth. Rev. (Pallottine Health Svcs. Proj.) Series 2003 A1, 3.48%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	6,000	6,000
		9,310
Wisconsin - 5.3%
Milwaukee County Gen. Oblig.:
Bonds Series N1, 5% 2/15/07	14,655	14,806
RAN 4.5% 4/5/07	66,000	66,534
Univ. of Wisconsin Hosp. & Clinics Auth. Participating VRDN Series Merlots 00 RR, 3.27% (Liquidity Facility Wachovia Bank NA) (b)(d)	5,830	5,830
Wisconsin Gen. Oblig.:
Participating VRDN Series PT 1231, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	15,540	15,540
Series 2006 A:
3.64% 7/24/06, CP	15,000	15,000
3.64% 8/14/06, CP	7,500	7,500
Wisconsin Health & Edl. Facilities Auth. Rev.:
Participating VRDN:
Series PA 970, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,995	2,995
Series PT 761, 3.5% (Liquidity Facility Svenska Handelsbanken AB) (b)(d)	10,385	10,385
Series PT 917, 3.51% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	17,500	17,500
(Oakwood Village Proj.) 3.49%, LOC M&I Marshall & Ilsley Bank, VRDN (b)	10,555	10,555
3.5%, LOC M&I Marshall & Ilsley Bank, VRDN (b)	6,190	6,190
		172,835
Municipal Securities - continued
	Shares	Value (000s)
Other - 2.8%
Fidelity Tax-Free Cash Central Fund, 3.49% (a)(c)	90,441,900	$ 90,442
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $3,278,009)		3,278,009
NET OTHER ASSETS - (0.2)%		(7,000)
NET ASSETS - 100%		$ 3,271,009
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $59,885,000 or 1.8% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Allegheny County Hosp. Dev. Auth. Rev. Bonds Series PT 762, 2.85%, tender 6/15/06 (Liquidity Facility Landesbank Hessen-Thuringen)	6/17/05	$ 8,320
Security	Acquisition Date	Cost (000s)
Columbus Repair and Renovation School Bldg. Corp. Bonds Series Putters 1079, 3.6%, tender 8/24/06 (Liquidity Facility JPMorgan Chase & Co.)	9/28/05	$ 5,785
Florida Gen. Oblig. Bonds Series Merlots 05 A22, 3.35%, tender 11/14/06 (Liquidity Facility Wachovia Bank NA)	11/16/05	$ 6,815
HFDC of Central Texas, Inc. Hosp. Rev. Bonds Series Putters 1233, 3.4%, tender 2/15/07 (Liquidity Facility JPMorgan Chase & Co.)	1/20/06	$ 6,800
Houston Gen. Oblig. Bonds Series PT 969, 2.95%, tender 7/20/06 (Liquidity Facility DEPFA BANK PLC)	5/27/04	$ 12,700
Security	Acquisition Date	Cost (000s)
King County School District #401 Highline Pub. Schools Bonds Series Putters 526, 3.6%, tender 8/24/06 (Liquidity Facility JPMorgan Chase Bank)	3/16/06	$ 2,975
Orange County School Board Ctfs. of Prtn. Bonds Series ROC II R 2182, 3.45%, tender 8/10/06 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.)	3/8/06	$ 7,565
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Bonds Series Putters 953, 3.6%, tender 8/24/06 (Liquidity Facility JPMorgan Chase & Co.)	7/14/05	$ 5,465
Trinity River Auth. Rev. Bonds Series Putters 1077, 3.6%, tender 8/24/06 (Liquidity Facility JPMorgan Chase & Co.)	3/31/06	$ 3,460
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 1,411
Income Tax Information
At May 31, 2006, the aggregate cost of investment securities for income tax purposes was $3,278,009,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report. Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for
Fidelity® Arizona Municipal

Money Market Fund

May 31, 2006

1.802202.102

SPZ-QTLY-0706

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 97.9%
	Principal Amount	Value
Arizona - 91.9%
Apache County Indl. Dev. Auth. (Tucson Elec. Pwr. Co. Springerville Proj.) Series 1983 A, 3.2%, LOC Cr. Suisse Group, VRDN (b)	$ 1,100,000	$ 1,100,000
Arizona Health Facilities Auth. Rev.:
(Catholic Health Care West Proj.) Series 2005 B, 3.23%, LOC Bank of America NA, VRDN (b)	1,200,000	1,200,000
(Southwest Behavioral Health Services, Inc. Proj.) 3.3%, LOC JPMorgan Chase Bank, VRDN (b)	1,930,000	1,930,000
Arizona Muni. Fing. Prog. Defeased Ctfs. of Prtn. Bonds Series 15:
8.75% 8/1/06 (Escrowed to Maturity) (f)	2,115,000	2,134,895
8.75% 8/1/06 (Escrowed to Maturity) (f)	1,410,000	1,423,264
Arizona School Facilities Board Ctfs. of Prtn. Participating VRDN:
Series IXIS 05 5, 3.5% (Liquidity Facility CDC Fin.-CDC IXIS) (b)(g)	1,610,000	1,610,000
Series PT 2800, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	2,865,000	2,865,000
Arizona School Facilities Board State School Impt. Rev. Participating VRDN Series MS 00 497, 3.5% (Liquidity Facility Morgan Stanley) (b)(g)	1,032,500	1,032,500
Arizona State Univ. Ctfs. of Prtn. Participating VRDN Series Putters 694, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (b)(g)	2,615,000	2,615,000
Arizona State Univ. Revs. Participating VRDN:
Series PT 2264, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	4,145,000	4,145,000
Series ROC II R174, 3.51% (Liquidity Facility Citibank NA) (b)(g)	3,700,000	3,700,000
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN:
Series PT 2312, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	1,600,000	1,600,000
Series Putters 690, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (b)(g)	1,695,000	1,695,000
Series ROC II R2134, 3.43% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(b)(g)	4,985,000	4,985,000
Arizona Trans. Board Hwy. Rev. Participating VRDN Series ROC II R1038, 3.51% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(g)	2,025,000	2,025,000
Arizona Wtr. Infrastructure Fin. Auth. Rev. Participating VRDN:
Series MS 1293, 3.5% (Liquidity Facility Morgan Stanley) (b)(g)	3,935,000	3,935,000
Series PT 2237, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	1,500,000	1,500,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Arizona Wtr. Infrastructure Fin. Auth. Rev. Participating VRDN: - continued
Series PT 3384, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	$ 2,500,000	$ 2,500,000
Casa Grande Indl. Dev. Auth. Indl. Dev. Rev. (Price Companies, Inc. Proj.) Series A, 3.52%, LOC Bank of America NA, VRDN (b)(e)	1,865,000	1,865,000
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Red Rock Stamping Co. Proj.) Series 2000, 3.61%, LOC Key Bank NA, VRDN (b)(e)	2,155,000	2,155,000
Cochise County Poll. Cont. Rev. Solid Waste Disp. Rev. Bonds (Arizona Elec. Pwr. Coop. Proj.) 3.4%, tender 9/1/06 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (b)(e)	5,000,000	5,000,000
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Navajo Proj.) Series 1994 A, 3.6%, LOC KBC Bank NV, VRDN (b)(e)	5,400,000	5,400,000
Downtown Phoenix Hotel Corp. Rev. Participating VRDN Series LB 06 P3U, 3.31% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(g)	2,250,000	2,250,000
Flagstaff Indl. Dev. Auth. Solid Waste Disp. Rev. (Norton Envir., Inc. Proj.) Series 1997, 3.61%, LOC Key Bank NA, VRDN (b)(e)	2,100,000	2,100,000
Maricopa County Indl. Dev. Auth. Indl. Dev. Rev.:
Bonds (American Wtr. Corp. Proj.) Series 1988, 3.85% tender 7/13/06, CP mode (e)	1,600,000	1,600,000
(Clayton Homes, Inc. Proj.) Series 1998, 3.57%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	1,000,000	1,000,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 3.53%, LOC Fannie Mae, VRDN (b)(e)	3,299,675	3,299,675
(Gran Victoria Hsg. LLC Proj.) Series 2000 A, 3.47%, LOC Fannie Mae, VRDN (b)	700,000	700,000
(Ranchwood Apt. Proj.) Series 2001 A, 3.51%, LOC Fannie Mae, VRDN (b)(e)	5,000,000	5,000,000
(San Angelin Apts. Proj.) 3.53%, LOC Fannie Mae, VRDN (b)(e)	3,100,000	3,100,000
(San Lucas Apts. Proj.) 3.53%, LOC Fannie Mae, VRDN (b)(e)	1,700,000	1,700,000
(San Martin Apts. Proj.):
Series A1, 3.5%, LOC Fannie Mae, VRDN (b)(e)	3,200,000	3,200,000
Series A2, 3.5%, LOC Fannie Mae, VRDN (b)(e)	910,000	910,000
(San Miguel Apts. Proj.) 3.53%, LOC Fannie Mae, VRDN (b)(e)	1,300,000	1,300,000
(San Remo Apts. Proj.) 3.5%, LOC Fannie Mae, VRDN (b)(e)	3,400,000	3,400,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.: - continued
(Village Square Apts. Proj.) 3.53%, LOC Fannie Mae, VRDN (b)(e)	$ 1,600,000	$ 1,600,000
Maricopa County Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series MS 1165, 3.53% (Liquidity Facility Morgan Stanley) (b)(e)(g)	1,700,000	1,700,000
McAllister Academic Village LLC Rev. (Arizona State Univ. McAllister Academic Village Proj.) Series A, 3.2% (AMBAC Insured), VRDN (b)	7,200,000	7,200,000
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN Series Merlots 02 A28, 3.3% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	1,275,000	1,275,000
Phoenix Civic Impt. Corp. District Rev. Participating VRDN:
Series Putters 1306, 3.54% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	2,500,000	2,500,000
Series PZ 85, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	2,905,000	2,905,000
Phoenix Civic Impt. Corp. Excise Tax Rev.:
Participating VRDN:
Series EGL 03 28 Class A, 3.51% (Liquidity Facility Citibank NA, New York) (b)(g)	1,300,000	1,300,000
Series MACN 05 L, 3.51% (Liquidity Facility Bank of America NA) (b)(g)	2,100,000	2,100,000
Series PA 1373, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	2,500,000	2,500,000
Series 1995, 3.25%, LOC Landesbank Hessen-Thuringen, VRDN (b)(e)	19,300,000	19,300,000
Phoenix Civic Impt. Corp. Transit Excise Tax Rev. Participating VRDN:
Series EGL 7050040 Class A, 3.51% (Liquidity Facility Citibank NA) (b)(g)	1,800,000	1,800,000
Series EGL 720050020 Class A, 3.51% (Liquidity Facility Citibank NA) (b)(g)	1,800,000	1,800,000
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Participating VRDN Series ROC II R6039, 3.51% (Liquidity Facility Citibank NA) (b)(g)	3,065,000	3,065,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series EGL 7050056 Class A, 3.51% (Liquidity Facility Citibank NA) (b)(g)	2,000,000	2,000,000
Phoenix Indl. Dev. Auth. Cultural Facilities Rev. (Phoenix Art Museum Proj.) 3.48%, LOC Wells Fargo Bank Nat'l. Assn, VRDN (b)	2,785,000	2,785,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Bell Square Apt. Proj.) Series 1995, 3.28%, LOC Bank of America NA, VRDN (b)	$ 2,000,000	$ 2,000,000
(Paradise Lakes Apt. Proj.) Series 1995, 3.28%, LOC Bank of America NA, VRDN (b)	6,000,000	6,000,000
(Westward Ho Apts. Proj.) Series 2003 A, 3.57%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	1,600,000	1,600,000
Phoenix Indl. Dev. Auth. Rev.:
(Independent Newspaper, Inc. Proj.) Series 2000, 3.63%, LOC Wachovia Bank NA, VRDN (b)(e)	900,000	900,000
(Laura Dozer Ctr. Proj.) 3.7%, LOC JPMorgan Chase Bank, VRDN (b)	1,000,000	1,000,000
(Phoenix Expansion Proj.) 3.75%, LOC JPMorgan Chase Bank, VRDN (b)(e)	2,340,000	2,340,000
(Plastican Proj.) Series 1997, 3.27%, LOC Fleet Bank NA, VRDN (b)(e)	2,510,000	2,510,000
(Swift Aviation Svcs., Inc. Proj.) 3.68%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	5,240,000	5,240,000
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN:
Series Merlots 01 A23, 3.3% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	155,000	155,000
Series MT 156, 3.55% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)(g)	2,200,000	2,200,000
Series MT 247, 3.54% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)(g)	2,400,000	2,400,000
Pima County Indl. Dev. Auth. Indl. Rev. Participating VRDN Series LB 00 L21, 3.31% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(g)	4,340,000	4,340,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. (River Point Proj.) Series 2001, 3.51%, LOC Fannie Mae, VRDN (b)(e)	6,000,000	6,000,000
Pima County Indl. Dev. Auth. Rev. (El Dorado Hosp. Proj.) 3.49%, LOC Branch Banking & Trust Co., VRDN (b)	1,600,000	1,600,000
Pima County Indl. Dev. Auth. Single Family Mortgage Rev. Participating VRDN Series RF 05 17 Class A, 3.67% (Liquidity Facility Bank of New York, New York) (b)(e)(g)	4,575,000	4,575,000
Pima County Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN:
Series PA 1374, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	2,500,000	2,500,000
Series RF 06 2, 3.62% (Liquidity Facility Bank of New York, New York) (b)(e)(g)	5,460,000	5,460,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Bonds Series ROC II R1003, 3.45%, tender 8/10/06 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(g)(h)	$ 1,280,000	$ 1,280,000
Participating VRDN:
Series EGL 06 14 Class A, 3.51% (Liquidity Facility Citibank NA) (b)(g)	2,400,000	2,400,000
Series MS 04 1227, 3.5% (Liquidity Facility Morgan Stanley) (b)(g)	2,100,000	2,100,000
Series PT 1512, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	1,200,000	1,200,000
Series ROC II R1002, 3.51% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(g)	1,280,000	1,280,000
Series ROC II R555, 3.51% (Liquidity Facility Citibank NA) (b)(g)	2,500,000	2,500,000
Series SG 03 160, 3.5% (Liquidity Facility Societe Generale) (b)(g)	1,390,000	1,390,000
Series 1997 A:
3.65% 9/5/06, CP	1,000,000	1,000,000
3.65% 9/5/06, CP	2,500,000	2,500,000
Series 1997 B, 3.63% 8/9/06, CP	2,085,000	2,085,000
Series 2004 C:
3.6% 8/9/06, CP	3,000,000	3,000,000
3.6% 9/6/06, CP	2,500,000	2,500,000
Scottsdale Indl. Dev. Auth. Rev. (Notre Dame Preparatory School and Foundation for Sr. Living Proj.) Series 2001 B, 3.7%, LOC JPMorgan Chase Bank, VRDN (b)	1,400,000	1,400,000
Sun Devil Energy Ctr. LLC Rev. (Arizona State Univ. Proj.) 3.23% (FGIC Insured), VRDN (b)	3,800,000	3,800,000
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 3.47%, LOC Bank of America NA, VRDN (b)	10,050,000	10,050,000
Tucson & Pima County Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series PA 1375, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	2,500,000	2,500,000
Yavapai County Indl. Dev. Auth. Indl. Dev. Rev. (Oxycal Lab. Proj.) Series 1999 A, 3.75%, LOC Wells Fargo Bank NA, San Francisco, VRDN (b)(e)	900,000	900,000
		232,510,334
Puerto Rico - 6.0%
Puerto Rico Commonwealth Gen. Oblig. TRAN 4.5% 7/28/06, LOC Bank of Nova Scotia, New York Agcy., LOC BNP Paribas SA	1,500,000	1,502,930
Municipal Securities - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN:
Series EGL 7053018 Class A, 3.49% (Liquidity Facility Citibank NA) (b)(g)	$ 2,200,000	$ 2,200,000
Series MACN 06 R, 3.48% (Liquidity Facility Bank of America NA) (b)(g)	1,400,000	1,400,000
Series ROC 2 98 1, 3.49% (Liquidity Facility Citibank NA) (b)(g)	1,000,000	1,000,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series EGL 06 102 Class A, 3.49% (Liquidity Facility Citibank NA) (b)(g)	6,500,000	6,500,000
Series MS 1276, 3.47% (Liquidity Facility Morgan Stanley) (b)(g)	1,400,000	1,400,000
Series ROC 2 99 3, 3.49% (Liquidity Facility Citibank NA) (b)(g)	1,250,000	1,250,000
		15,252,930
	Shares
Other - 0.0%
Fidelity Municipal Cash Central Fund, 3.56% (c)(d)	33	33
TOTAL INVESTMENT PORTFOLIO - 97.9% (Cost $247,763,297)		247,763,297
NET OTHER ASSETS - 2.1%		5,349,811
NET ASSETS - 100%		$ 253,113,108
Security Type Abbreviations
CP - COMMERCIAL PAPER
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
(g) Provides evidence of ownership in one or more underlying municipal bonds.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,280,000 or 0.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev. Bonds Series ROC II R1003, 3.45%, tender 8/10/06 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.)	9/25/02	$ 1,280,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 55,959
Income Tax Information
At May 31, 2006, the aggregate cost of investment securities for income tax purposes was $247,763,297.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report. Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Municipal
Money Market Fund

May 31, 2006

1.802203.102

TEM-QTLY-0706

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 95.3%
	Principal Amount (000s)	Value (000s)
Alabama - 1.0%
Alabama Hsg. Fin. Auth. Multi-family Hsg. Rev.:
(Cottage Hill Pointe Apts. Proj.) Series 2001 D, 3.57%, LOC SouthTrust Bank NA, VRDN (a)(d)	$ 7,415	$ 7,415
(Gazebo East Proj.) Series 1991 B, 3.67%, LOC SouthTrust Bank NA, VRDN (a)	2,350	2,350
(Liberty Square Apts. Proj.) Series C, 3.57%, LOC SouthTrust Bank NA, VRDN (a)(d)	8,400	8,400
(Sundown Apts. Proj.) Series 2000 E, 3.55%, LOC AmSouth Bank NA, Birmingham, VRDN (a)(d)	6,500	6,500
Alabama Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series Merlots 01 A38, 3.3% (Liquidity Facility Wachovia Bank NA) (a)(d)(e)	11,785	11,785
Birmingham Pub. Park & Recreation Board Lease Rev. (Barber Museum Proj.) 3.51%, LOC AmSouth Bank NA, Birmingham, VRDN (a)	16,000	16,000
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev. Participating VRDN:
Series EGL 030007 Class A, 3.51% (Liquidity Facility Citibank NA, New York) (a)(e)	4,875	4,875
Series EGL 02 6009 Class A, 3.51% (Liquidity Facility Citibank NA, New York) (a)(e)	4,100	4,100
Series EGL 06 82 Class A, 3.51% (Liquidity Facility Citibank NA) (a)(e)	10,890	10,890
Courtland Indl. Dev. Board Rev. (Specialty Minerals, Inc. Proj.) 3.53%, LOC Wachovia Bank NA, VRDN (a)(d)	8,000	8,000
Cullman Med. Park South Med. Clinic Board Rev. Participating VRDN Series MT 121, 3.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	13,080	13,080
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 3.27%, VRDN (a)(d)	17,000	17,000
Fultondale Indl. Dev. Board Indl. Dev. Rev. (Melsur Corp. Proj.) 3.62%, LOC AmSouth Bank NA, Birmingham, VRDN (a)(d)	3,390	3,390
Houston County Health Care Auth. Rev. Bonds Series PT 880, 2.85%, tender 6/22/06 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)(f)	22,675	22,675
Huntsville Gen. Oblig. Participating VRDN Series PT 3239, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,260	5,260
Jackson Indl. Dev. Board Rev. (Specialty Minerals, Inc. Proj.) 3.53%, LOC Wachovia Bank NA, VRDN (a)(d)	8,200	8,200
Jefferson County Swr. Rev. Participating VRDN Series EGL 02 6016 Class A, 3.51% (Liquidity Facility Citibank NA, New York) (a)(e)	5,000	5,000
Lafayette Indl. Dev. Rev. (Kardoes Rubber Co., Inc. Proj.) 3.57%, LOC AmSouth Bank NA, Birmingham, VRDN (a)(d)	3,620	3,620
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Alabama - continued
Mobile Indl. Dev. Board Rev. (Newark Group Ind. Proj.) 3.43%, LOC Wachovia Bank NA, VRDN (a)(d)	$ 4,975	$ 4,975
Montgomery Indl. Dev. Board Rev. (Feldmeier-Alabama Equip. Proj.) Series 1996, 3.62%, LOC SouthTrust Bank NA, VRDN (a)(d)	1,080	1,080
Roanoke Indl. Dev. Board Indl. Dev. Rev. (Steelfab, Inc. Proj.) Series 1997, 3.57%, LOC Bank of America NA, VRDN (a)(d)	1,220	1,220
Univ. of Alabama Gen. Rev. Participating VRDN Series Putters 477, 3.51% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,765	4,765
		170,580
Alaska - 1.3%
Alaska Hsg. Fin. Corp.:
Participating VRDN Series Putters 1020, 3.54% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	5,780	5,780
Series A, 3.59% (FSA Insured), VRDN (a)(d)	92,000	92,000
Alaska Indl. Dev. & Export Auth. Participating VRDN Series MT 129, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	6,270	6,270
Alaska Indl. Dev. & Export Auth. Rev. Participating VRDN Series PT 862, 3.52% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(e)	9,995	9,995
Alaska Intl. Arpts. Revs.:
Participating VRDN:
Series Merlots 99 I, 3.32% (Liquidity Facility Wachovia Bank NA) (a)(d)(e)	7,500	7,500
Series PT 2061, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	9,585	9,585
Series ROC II R138, 3.55% (Liquidity Facility Citibank NA) (a)(d)(e)	8,015	8,015
Series 2006 C, 3.25% (MBIA Insured), VRDN (a)(d)	9,000	9,000
Alaska Muni. Bond Bank Auth. Participating VRDN Series PT 2343, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,770	5,770
Anchorage Elec. Util. Rev. Participating VRDN Series Putters 1128, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	2,220	2,220
Anchorage Gen. Oblig. Participating VRDN Series PT 2652, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	11,980	11,980
Anchorage Wastewtr. Rev. Participating VRDN Series DB 128, 3.5% (Liquidity Facility Deutsche Bank AG) (a)(e)	6,915	6,915
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Alaska - continued
Valdez Marine Term. Rev. Bonds (ConocoPhillips Proj.):
Series 1994 A, 3%, tender 6/1/06 (a)	$ 24,500	$ 24,500
Series 1994 C, 3%, tender 6/1/06 (a)	24,000	24,000
		223,530
Arizona - 2.5%
Arizona School Facilities Board Ctfs. of Prtn. Participating VRDN Series ROC II R4080, 3.51% (Liquidity Facility Citigroup, Inc.) (a)(e)	9,890	9,890
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN Series PT 2312, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,700	3,700
Arizona Wtr. Infrastructure Fin. Auth. Rev. Participating VRDN Series PT 2237, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	14,010	14,010
Maricopa County Indl. Dev. Auth. Indl. Dev. Rev.:
Bonds (American Wtr. Corp. Proj.) Series 1988, 3.85% tender 7/13/06, CP mode (d)	6,035	6,035
(Clayton Homes, Inc. Proj.) Series 1998, 3.57%, LOC U.S. Bank NA, Minnesota, VRDN (a)(d)	4,200	4,200
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Ranchwood Apt. Proj.) Series 2001 A, 3.51%, LOC Fannie Mae, VRDN (a)(d)	9,000	9,000
(San Angelin Apts. Proj.) 3.53%, LOC Fannie Mae, VRDN (a)(d)	14,900	14,900
(San Lucas Apts. Proj.) 3.53%, LOC Fannie Mae, VRDN (a)(d)	12,000	12,000
(San Martin Apts. Proj.) Series A2, 3.5%, LOC Fannie Mae, VRDN (a)(d)	3,390	3,390
(San Miguel Apts. Proj.) 3.53%, LOC Fannie Mae, VRDN (a)(d)	14,900	14,900
(Sands Apts. Proj.) Series 2001 A, 3.51%, LOC Fannie Mae, VRDN (a)(d)	7,000	7,000
(Village Square Apts. Proj.) 3.53%, LOC Fannie Mae, VRDN (a)(d)	3,800	3,800
Maricopa County Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series MS 1165, 3.53% (Liquidity Facility Morgan Stanley) (a)(d)(e)	40,700	40,700
Mesa Util. Sys. Rev. Participating VRDN Series Putters 960, 3.51% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,190	5,190
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN Series Merlots 02 A28, 3.3% (Liquidity Facility Wachovia Bank NA) (a)(d)(e)	3,375	3,375
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Phoenix Civic Impt. Corp. District Rev. Participating VRDN:
Series Putters 1306, 3.54% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	$ 8,085	$ 8,085
Series PZ 85, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	17,000	17,000
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 1995, 3.25%, LOC Landesbank Hessen-Thuringen, VRDN (a)(d)	10,700	10,700
Phoenix Civic Impt. Corp. Transit Excise Tax Rev. Participating VRDN:
Series EGL 7050040 Class A, 3.51% (Liquidity Facility Citibank NA) (a)(e)	9,475	9,475
Series EGL 720050020 Class A, 3.51% (Liquidity Facility Citibank NA) (a)(e)	23,035	23,035
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series PT 1401, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,405	4,405
Phoenix Gen. Oblig. Participating VRDN Series PT 1436, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	1,395	1,395
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Bell Square Apt. Proj.) Series 1995, 3.28%, LOC Bank of America NA, VRDN (a)	6,000	6,000
Phoenix Indl. Dev. Auth. Rev.:
(Independent Newspaper, Inc. Proj.) Series 2000, 3.63%, LOC Wachovia Bank NA, VRDN (a)(d)	990	990
(Plastican Proj.) Series 1997, 3.27%, LOC Fleet Bank NA, VRDN (a)(d)	2,770	2,770
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN:
Series Merlots 01 A23, 3.3% (Liquidity Facility Wachovia Bank NA) (a)(d)(e)	370	370
Series MT 156, 3.55% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)(e)	8,545	8,545
Series MT 247, 3.54% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)(e)	68,300	68,300
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. (Cimarron Place Apts. Proj.) 3.51%, LOC Fannie Mae, VRDN (a)(d)	4,500	4,500
Pima County Indl. Dev. Auth. Single Family Mortgage Rev. Participating VRDN Series RF 05 17 Class A, 3.67% (Liquidity Facility Bank of New York, New York) (a)(d)(e)	5,850	5,850
Pima County Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN:
Series PA 1374, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	6,050	6,050
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Pima County Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN: - continued
Series RF 06 2, 3.62% (Liquidity Facility Bank of New York, New York) (a)(d)(e)	$ 14,480	$ 14,480
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN:
Series EGL 06 93 Class A, 3.51% (Liquidity Facility Citibank NA) (a)(e)	24,790	24,790
Series ROC II R1002, 3.51% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	14,125	14,125
Series 1997 B, 3.6% 9/5/06, CP	4,500	4,500
Series 2004 C, 3.6% 9/6/06, CP	23,644	23,644
Tolleson Muni. Fin. Corp. Rev. Bonds (American Wtr. Cap. Corp. Proj.) 3.61% tender 6/8/06, CP mode	8,560	8,560
Tucson & Pima County Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series PA 1375, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	6,615	6,615
Yavapai County Indl. Dev. Auth. Indl. Dev. Rev. (Oxycal Lab. Proj.) Series 1999 A, 3.75%, LOC Wells Fargo Bank NA, San Francisco, VRDN (a)(d)	1,895	1,895
		428,169
Arkansas - 0.8%
Arkansas Dev. Auth. Indl. Dev. Rev. (Stratton Seed Co. Proj.) Series 1999, 3.54%, LOC Bank of America NA, VRDN (a)(d)	2,100	2,100
Arkansas Dev. Fin. Auth. Participating VRDN Series BA 98 C, 3.62% (Liquidity Facility Bank of America NA) (a)(d)(e)	4,260	4,260
Arkansas Dev. Fin. Auth. Envir. Facilities Rev. (Teris LLC Proj.) 3.53%, LOC Wachovia Bank NA, VRDN (a)(d)	28,000	28,000
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) 3.53%, LOC Fannie Mae, VRDN (a)(d)	8,100	8,100
Arkansas Dev. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series MS 1139, 3.53% (Liquidity Facility Morgan Stanley) (a)(d)(e)	48,059	48,059
Blytheville Indl. Dev. Rev. (Arkansas Steel Processing Proj.) Series 1992, 3.37%, LOC Fortis Banque SA, VRDN (a)(d)	9,500	9,500
Columbia County Solid Waste Disp. Rev. (Albemarle Corp. Proj.) Series 1999, 3.54%, LOC Bank of America NA, VRDN (a)(d)	5,500	5,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arkansas - continued
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) 3.51%, LOC Credit Suisse Group, VRDN (a)(d)	$ 29,500	$ 29,500
Univ. of Arkansas Univ. Revs. Participating VRDN Series PT 1948, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,715	5,715
		140,734
California - 2.1%
Access to Lns. for Learning Student Ln. Corp. Rev.:
Bonds (Student Ln. Prog.) Series II A7, 2.95%, tender 6/1/06, LOC State Street Bank & Trust Co., Boston (a)(d)	26,700	26,700
(Student Ln. Prog.):
Series 2001 II A1, 3.51%, LOC State Street Bank & Trust Co., Boston, VRDN (a)(d)	35,000	35,000
Series VA1, 3.5% (AMBAC Insured), VRDN (a)(d)	100,000	100,000
Series VA2, 3.51% (AMBAC Insured), VRDN (a)(d)	45,000	45,000
California Hsg. Fin. Agcy. Home Mtg. Rev. Participating VRDN:
Series MT 208, 3.54% (Liquidity Facility Lloyds TSB Bank PLC) (a)(d)(e)	68,080	68,080
Series MT 211, 3.54% (Liquidity Facility Lloyds TSB Bank PLC) (a)(d)(e)	36,210	36,210
Series PT 998, 3.54% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)(e)	22,880	22,880
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Republic Services, Inc. Proj.) 3.72%, VRDN (a)(d)	6,800	6,800
California Pub. Works Board Lease Rev. Participating VRDN Series PT 3412, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,905	7,905
		348,575
Colorado - 3.5%
Adams & Arapahoe Counties Joint School District #28J Aurora Participating VRDN Series PT 1771, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,845	5,845
Adams County Hsg. Auth. (Semper Village Apartments Proj.) Series 2004 A, 3.53%, LOC Fannie Mae, VRDN (a)(d)	7,250	7,250
Arapaho County School District #6, Littleton Participating VRDN Series PT 1983, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,390	7,390
Aurora Multi-family Hsg. Rev. (Aurora Meadows Apts. Proj.) Series 1996, 3.6%, LOC Fannie Mae, VRDN (a)(d)	13,400	13,400
Colorado Ed. Ln. Prog. TRAN Series B, 6.25% 8/7/06	106,700	107,205
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN:
Series PZ 89, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	$ 12,145	$ 12,145
Series TOC 06 Z2, 3.54% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(e)	12,900	12,900
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 3.35%, LOC JPMorgan Chase Bank, VRDN (a)	16,300	16,300
Colorado Hsg. & Fin. Auth. Participating VRDN:
Series FRRI 00 A3, 3.39% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(d)(e)	130	130
Series FRRI 00 A4, 3.39% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(d)(e)	685	685
Series FRRI L37J, 3.36% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(e)	6,875	6,875
Series FRRI L9, 3.36% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(e)	940	940
Series LB 03 L31J, 3.36% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(e)	6,605	6,605
Series LB 04 F12, 3.41% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(e)	5,685	5,685
Series LB 04 F13, 3.41% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(e)	6,875	6,875
Series LB 05 F4, 3.41% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(e)	3,600	3,600
Series Merlots 01 A20, 3.3% (Liquidity Facility Wachovia Bank NA) (a)(d)(e)	5,605	5,605
Series PT 1373, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	2,785	2,785
Series Putters 120, 3.54% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	1,745	1,745
Colorado Springs Utils. Rev. Participating VRDN Series SGB 28, 3.51% (Liquidity Facility Societe Generale) (a)(e)	11,480	11,480
Colorado Student Oblig. Auth.:
(Student Ln. Prog.) Series 1990 A, 3.3% (AMBAC Insured), VRDN (a)(d)	45,655	45,655
Series 1989 A, 3.25% (AMBAC Insured), VRDN (a)(d)	15,000	15,000
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. Participating VRDN Series PT 3179, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	12,595	12,595
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Dawson Ridge Metropolitan District # 1 Participating VRDN Series TOC 06 Z6, 3.54% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(e)	$ 25,250	$ 25,250
Denver City & County Arpt. Rev.:
Participating VRDN:
Series FRRI 01 F12, 3.36% (Liquidity Facility Bank of New York, New York) (a)(d)(e)	5,000	5,000
Series LB 05 P2U, 3.28% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(e)	6,935	6,935
Series LB 06 P15U, 3.36% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(e)	9,825	9,825
Series PA 762, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	4,995	4,995
Series PA 764R, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	4,995	4,995
Series PT 2496, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	4,160	4,160
Series PT 3124, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,230	7,230
Series PT 782, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	5,515	5,515
Series PT 920, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	1,500	1,500
Series Putters 1054, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	5,275	5,275
Series RF 02 E14, 3.62% (Liquidity Facility Bank of New York, New York) (a)(d)(e)	43,885	43,885
Series Stars 104, 3.51% (Liquidity Facility BNP Paribas SA) (a)(e)	5,490	5,490
Series 2000 B, 3.33% (MBIA Insured), VRDN (a)(d)	16,900	16,900
Series 2000 C, 3.25% (MBIA Insured), VRDN (a)(d)	41,750	41,750
Denver City & County Gen. Oblig. Participating VRDN Series PT 3208, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	9,330	9,330
Denver City & County Spl. Facilities Arpt. Rev. (Worldport at DIA Proj.) Series A, 3.36%, LOC JPMorgan Chase Bank, VRDN (a)(d)	8,790	8,790
E-470 Pub. Hwy. Auth. Rev. Participating VRDN Series TOC 06 Z13, 3.54% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(e)	15,000	15,000
El Paso County Co. Single Family Mtg. Rev. Participating VRDN:
Series LB 06 P1U, 3.36% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(e)	4,975	4,975
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
El Paso County Co. Single Family Mtg. Rev. Participating VRDN: - continued
Series MS 1136, 3.53% (Liquidity Facility Morgan Stanley) (a)(d)(e)	$ 1,900	$ 1,900
Fort Collins Indl. Dev. Rev. (Phelps-Tointon Millwork Proj.) Series 1993, 3.85%, LOC JPMorgan Chase Bank, VRDN (a)(d)	760	760
Lakewood Hsg. Auth. Multi-family Rev.:
(Ridgemoor Apts. Proj.) Series 2003 A, 3.53%, LOC Fannie Mae, VRDN (a)(d)	7,250	7,250
(Timberleaf Apts. Proj.) 3.53%, LOC Fannie Mae, VRDN (a)(d)	13,850	13,850
Mountain Village County Hsg. Auth. Hsg. Rev. (Village Courts Apts. Proj.) Series 2000 A, 3.52%, LOC U.S. Bank NA, Minnesota, VRDN (a)	6,785	6,785
Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series MS 01 679, 3.5% (Liquidity Facility Morgan Stanley) (a)(e)	2,930	2,930
Univ. of Colorado Enterprise Sys. Rev. Participating VRDN Series EGL 7050046 Class A, 3.51% (Liquidity Facility Citibank NA) (a)(e)	4,620	4,620
Weld County School District #6, Greely Participating VRDN Series PT 1918, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,565	4,565
Westminster County Multi-family Hsg. Rev. (Lakeview Apts. Proj.) Series 1997, 3.6%, LOC Fannie Mae, VRDN (a)(d)	7,110	7,110
		585,265
Connecticut - 0.0%
Connecticut Hsg. Fin. Auth. Participating VRDN Series MT 38, 3.52% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)(e)	2,540	2,540
Delaware - 0.4%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1988, 3.73%, VRDN (a)(d)	3,550	3,550
Series 1993 C, 3.41%, VRDN (a)	4,300	4,300
Series 1994, 3.73%, VRDN (a)(d)	20,700	20,700
Series 1999 A, 3.42%, VRDN (a)	6,730	6,730
Series 1999 B, 3.47%, VRDN (a)(d)	9,000	9,000
Delaware Hsg. Auth. Rev. Participating VRDN:
Series 03 L52J, 3.39% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(e)	10,275	10,275
Series FRRI 02 L8, 3.36% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(e)	5,305	5,305
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Delaware - continued
Delaware Hsg. Auth. Rev. Participating VRDN: - continued
Series ROC II R359, 3.55% (Liquidity Facility Citibank NA) (a)(d)(e)	$ 2,135	$ 2,135
New Castle County Multi-Family Rent Hsg. Rev. (Fairfield English Village Proj.) 3.53%, LOC Fannie Mae, VRDN (a)(d)	8,500	8,500
		70,495
District Of Columbia - 2.5%
Bank of New York Muni. Ctfs. trust various states Participating VRDN Series BNY 05 5, 3.59% (Liquidity Facility Bank of New York, New York) (a)(d)(e)	55,800	55,800
District of Columbia Gen. Oblig. Participating VRDN Series ROC II 99 10, 3.51% (Liquidity Facility Citibank NA) (a)(e)	5,905	5,905
District of Columbia Hosp. Rev. Participating VRDN Series Floaters 01 712, 3.5% (Liquidity Facility Morgan Stanley) (a)(e)	17,020	17,020
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Trenton Park Apts. Proj.) Series 2001, 3.62%, LOC Bank of America NA, VRDN (a)(d)	3,140	3,140
(WDC I LP Dev. Proj.) Series 2000, 3.52%, LOC SunTrust Banks, Inc., VRDN (a)(d)	8,355	8,355
District of Columbia Hsg. Fin. Auth. Cap. Prog. Rev. Participating VRDN Series PT 3088, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	8,620	8,620
District of Columbia Rev.:
Bonds (Nat'l. Academy of Sciences Proj.) Series 1999 B, 3.6% tender 9/14/06 (AMBAC Insured) (Liquidity Facility Bank of America NA), CP mode	5,000	5,000
(Arnold & Porter Proj.) Series 1999, 3.62%, LOC Branch Banking & Trust Co., VRDN (a)(d)	5,250	5,250
(Fort Lincoln New Town/Premium Distributors LLC Proj.) Series 2000, 3.53%, LOC Wachovia Bank NA, VRDN (a)(d)	8,455	8,455
(Nat'l. Assoc. of Realtors Proj.) Series 2003 A, 3.27%, LOC SunTrust Banks, Inc., VRDN (a)(d)	7,500	7,500
District of Columbia Tax Increment Rev. Participating VRDN Series PT 1410, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,115	5,115
District of Columbia Wtr. & Swr. Auth. Participating VRDN:
Series EGL 98 5201, 3.51% (Liquidity Facility Citibank NA, New York) (a)(e)	12,300	12,300
Series ROC II 99 5, 3.51% (Liquidity Facility Citibank NA) (a)(e)	9,505	9,505
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
Metropolitan Washington Arpts. Auth. Sys. Rev.:
Participating VRDN:
Series EGL 06 8 Class A, 3.55% (Liquidity Facility Citibank NA) (a)(d)(e)	$ 9,325	$ 9,325
Series EGL 06 9 Class A, 3.55% (Liquidity Facility Citibank NA) (a)(d)(e)	13,400	13,400
Series EGL 7050026 Class A, 3.55% (Liquidity Facility Citibank NA) (a)(d)(e)	5,750	5,750
Series EGL 720050023 Class A, 3.55% (Liquidity Facility Citibank NA) (a)(d)(e)	5,975	5,975
Series MS 06 1296, 3.53% (Liquidity Facility Morgan Stanley) (a)(d)(e)	5,500	5,500
Series MT 114, 3.55% (Liquidity Facility Svenska Handelsbanken AB) (a)(d)(e)	5,990	5,990
Series MT 13, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	5,495	5,495
Series PT 1991, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	3,225	3,225
Series PT 2672, 3.55% (Liquidity Facility Dexia Cr. Local de France) (a)(d)(e)	5,315	5,315
Series PT 3265, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	2,500	2,500
Series PT 689, 3.55% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(d)(e)	5,870	5,870
Series Putters 1017, 3.54% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	1,375	1,375
Series ROC II R195, 3.55% (Liquidity Facility Citibank NA) (a)(d)(e)	5,995	5,995
Series Stars 130, 3.55% (Liquidity Facility BNP Paribas SA) (a)(d)(e)	5,150	5,150
Series Stars 148, 3.54% (Liquidity Facility BNP Paribas SA) (a)(d)(e)	8,835	8,835
Series TOC 05 E, 3.54% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(d)(e)	19,200	19,200
Series TOC 05 MM, 3.54% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(d)(e)	15,000	15,000
Series TOC 06 D, 3.54% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(d)(e)	12,000	12,000
Series C, 3.25% (FSA Insured), VRDN (a)(d)	130,000	130,000
		417,865
Florida - 3.9%
Broward County Fin. Auth. Multi-family Hsg. Rev. (Sanctuary Apts Proj.) Series A, 3.51%, LOC Fannie Mae, VRDN (a)(d)	16,230	16,230
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Canaveral Port Auth. Rev. Bonds Series ROC II R2025, 3.45%, tender 8/10/06 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)(f)	$ 7,745	$ 7,745
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 05 17, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	15,000	15,000
Escambia County Hsg. Fin. Rev. Participating VRDN Series RF 00 15, 3.62% (Liquidity Facility Bank of New York, New York) (a)(d)(e)	5,575	5,575
Florida Board of Ed. Cap. Outlay Participating VRDN:
Series EGL 7050031 Class A, 3.51% (Liquidity Facility Citibank NA) (a)(e)	16,310	16,310
Series EGL 7053013 Class A, 3.51% (Liquidity Facility Citibank NA) (a)(e)	8,000	8,000
Florida Board of Ed. Lottery Rev. Bonds Series ROC II R6047, 3.06%, tender 8/3/06 (Liquidity Facility Citibank NA) (a)(e)(f)	12,140	12,140
Florida Board of Ed. Pub. Ed. Participating VRDN:
Series EGL 7050054 Class A, 3.51% (Liquidity Facility Citibank NA) (a)(e)	17,840	17,840
Series Putters 473, 3.51% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,450	6,450
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Avalon Reserve Apts. Proj.) Series 2003 R1, 3.51%, LOC Fannie Mae, VRDN (a)(d)	7,500	7,500
(Lynn Lake Apts. Proj.) Series B1, 3.53%, LOC Freddie Mac, VRDN (a)(d)	10,100	10,100
Florida Hsg. Fin. Corp. Rev. (Riverside Apts. Proj.) Series 2000 1, 3.26%, LOC Bank of America NA, VRDN (a)(d)	8,000	8,000
Florida Local Govt. Fin. Auth. Rev. Series B, 3.7% 7/13/06, LOC Wachovia Bank NA, CP (d)	8,601	8,601
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2003 B:
3.63% 8/2/06, LOC Bayerische Landesbank Girozentrale, LOC State Street Bank & Trust Co., Boston, CP (d)	16,650	16,650
3.68% 8/3/06, LOC Bayerische Landesbank Girozentrale, LOC State Street Bank & Trust Co., Boston, CP (d)	15,000	15,000
Hillsborough County Aviation Auth. Rev. Participating VRDN Series PT 745, 3.55% (Liquidity Facility Svenska Handelsbanken AB) (a)(d)(e)	2,500	2,500
Hillsborough County Hsg. Fin. Auth. Multi-family Rev. (Hunters Run Apts. Proj.) Series 2002 A, 3.26%, LOC Fannie Mae, VRDN (a)(d)	9,000	9,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Jacksonville Aviation Auth. Rev.:
Series B1, 3.23% (FSA Insured), VRDN (a)(d)	$ 26,050	$ 26,050
Series B2, 3.23% (FSA Insured), VRDN (a)(d)	8,775	8,775
3.23% (FGIC Insured), VRDN (a)(d)	15,500	15,500
Jacksonville Elec. Auth. Rev. Series C1:
3.64% 9/5/06 (Liquidity Facility JPMorgan Chase Bank), CP	43,460	43,460
3.65% 9/8/06 (Liquidity Facility JPMorgan Chase Bank), CP	2,850	2,850
Jacksonville Health Facilities Auth. Participating VRDN Series ROC II R186, 3.51% (Liquidity Facility Citibank NA) (a)(e)	11,800	11,800
JEA Saint Johns River Pwr. Park Sys. Rev. Participating VRDN Series Putters 1182, 3.51% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	16,180	16,180
JEA Wtr. & Swr. Sys. Rev. Participating VRDN Series Putters 805, 3.51% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,470	5,470
Lee County Arpt. Rev. Participating VRDN Series PT 2269, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	2,865	2,865
Miami-Dade County Aviation Rev.:
Participating VRDN:
Series LB O5 L23, 3.33% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(e)	6,855	6,855
Series PT 3247, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	9,660	9,660
Series 2005 A, 3.66% 9/5/06, LOC BNP Paribas SA, LOC Dexia Cr. Local de France, CP (d)	13,560	13,560
Miami-Dade County Gen. Oblig. Participating VRDN Series EGL 06 90 Class A, 3.51% (Liquidity Facility Citibank NA) (a)(e)	9,900	9,900
Miami-Dade County Transit Sales Surtax Rev. Participating VRDN Series EGL 06 101 Class A, 3.51% (Liquidity Facility Citibank NA) (a)(e)	22,540	22,540
Orange County Hsg. Fin. Auth. Homeowner Rev. Participating VRDN Series PT 2411, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	19,100	19,100
Orange County Hsg. Fin. Auth. Multi-family Rev. (West Point Villas Apt. Proj.) Series 2000 F, 3.51%, LOC Fannie Mae, VRDN (a)(d)	5,750	5,750
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Advanced Drainage Sys., Inc. Proj.) 3.58%, LOC Nat'l. City Bank, VRDN (a)(d)	1,000	1,000
Osceola County Hsg. Fin. Auth. Multi-family Rev. (Regatta Bay Apts. Proj.) Series A, 3.26%, LOC Fannie Mae, VRDN (a)(d)	3,700	3,700
Palm Beach County School Board Ctfs. of Prtn. Participating VRDN Series ROC II R297, 3.51% (Liquidity Facility Citibank NA) (a)(e)	6,435	6,435
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Pinellas County Hsg. Fin. Auth. Single Family Mortgage Rev. Participating VRDN:
Series PT 2239, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	$ 4,785	$ 4,785
Series PT 993, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	2,560	2,560
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Cambridge Cove Apts. Proj.) Series 2001, 3.26%, LOC Fannie Mae, VRDN (a)(d)	4,900	4,900
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 1984 H2, 3.38% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (a)	5,600	5,600
Sunshine State Govt. Fing. Commission Rev.:
Series 2001 G, 3.7% 8/1/06 (FGIC Insured), CP (d)	29,895	29,895
Series A, 3.6% 8/9/06 (AMBAC Insured) (FGIC Insured), CP	12,000	12,000
Series G:
3.56% 8/2/06 (FGIC Insured), CP (d)	18,355	18,355
3.65% 8/3/06 (FGIC Insured), CP	19,155	19,155
3.66% 9/7/06 (FGIC Insured), CP (d)	11,900	11,900
Series I:
3.6% 8/9/06 (CIFG North America Insured) (AMBAC Insured), CP	24,290	24,290
3.7% 9/8/06 (CIFG North America Insured), CP (d)	65,000	65,000
Tampa Bay Wtr. Util. Sys. Rev. 3.52%, LOC Bank of America NA, VRDN (a)(d)	50,600	50,600
		663,131
Georgia - 3.7%
Atlanta Arpt. Passenger Facilities Charge Rev. Participating VRDN:
Series DB 186, 3.51% (Liquidity Facility Deutsche Bank AG) (a)(e)	12,310	12,310
Series EGL 7053030 Class A, 3.51% (Liquidity Facility Citibank NA) (a)(e)	28,985	28,985
Atlanta Arpt. Rev. Participating VRDN:
Series Merlots 00 CCC, 3.32% (Liquidity Facility Wachovia Bank NA) (a)(d)(e)	5,000	5,000
Series MS 00 313, 3.53% (Liquidity Facility Morgan Stanley) (a)(d)(e)	4,090	4,090
Series MT 11, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	1,490	1,490
Series MT 43, 3.55% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)(e)	9,680	9,680
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Atlanta Arpt. Rev. Participating VRDN: - continued
Series PT 2501, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	$ 24,155	$ 24,155
Series PT 901, 3.55% (Liquidity Facility BNP Paribas SA) (a)(d)(e)	12,000	12,000
Atlanta Dev. Auth. Student Hsg. Rev. Participating VRDN Series Putters 1044, 3.51% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	10,010	10,010
Atlanta Gen. Oblig. Participating VRDN Series SG 123, 3.5% (Liquidity Facility Societe Generale) (a)(e)	9,845	9,845
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev.:
(Big Bethel Village Proj.) 3.27%, LOC SunTrust Banks, Inc., VRDN (a)(d)	4,340	4,340
(Brentwood Creek Apts. Proj.) Series 1999, 3.52%, LOC SunTrust Banks, Inc., VRDN (a)(d)	4,320	4,320
(Capitol Gateway Apts. Proj.) 3.56%, LOC Bank of America NA, VRDN (a)(d)	4,125	4,125
(Carver Redev. Proj.) Series 2000, 3.52%, LOC SunTrust Banks, Inc., VRDN (a)(d)	2,955	2,955
(Collegetown at Harris Homes Phase I Proj.) 3.53%, LOC Fannie Mae, VRDN (a)(d)	5,650	5,650
(Peaks at West Atlanta Proj.) Series 2001, 3.27%, LOC SunTrust Banks, Inc., VRDN (a)(d)	4,910	4,910
(Villages of Cascade Proj.) Series 1997 A, 3.52%, LOC SunTrust Banks, Inc., VRDN (a)(d)	6,285	6,285
Series A, 3.53%, LOC Wachovia Bank NA, VRDN (a)(d)	9,600	9,600
Atlanta Wtr. & Wastewtr. Rev. Participating VRDN:
Series BA 02 A, 3.57% (Liquidity Facility Bank of America NA) (a)(e)	4,520	4,520
Series EGL 04 2014 Class A, 3.51% (Liquidity Facility Citibank NA) (a)(e)	4,950	4,950
Series EGL 06 94 Class A, 3.51% (Liquidity Facility Citibank NA) (a)(e)	24,750	24,750
Series PT 2373, 3.5% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	19,850	19,850
Bibb County Dev. Auth. Solid Waste Disp. Rev. (Swift Creek Envir. Proj.) 3.52%, LOC SunTrust Banks, Inc., VRDN (a)(d)	5,100	5,100
Bulloch County Dev. Auth. Indl. Dev. Rev. (Gold Kist, Inc. Proj.) Series 1995, 3.53%, LOC Wachovia Bank NA, VRDN (a)(d)	6,400	6,400
Canton Hsg. Auth. Multi-family Hsg. Rev. (Canton Mill Lofts Proj.) Series 1999, 3.59%, LOC Branch Banking & Trust Co., VRDN (a)(d)	13,745	13,745
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Clayton County Dev. Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.):
Series 2000 B, 3.36%, LOC Gen. Elec. Cap. Corp., VRDN (a)(d)	$ 20,900	$ 20,900
Series 2000 C, 3.36%, LOC Gen. Elec. Cap. Corp., VRDN (a)(d)	48,000	48,000
Columbia Hsg. Auth. Multi-family Hsg. Rev. (Eagles Trace Apts. Proj.) 3.27%, LOC SunTrust Banks, Inc., VRDN (a)(d)	6,090	6,090
Covington Hsg. Auth. Multi-family Rev. (Wellington Ridge Apt. Proj.) 3.26%, LOC Freddie Mac, VRDN (a)(d)	10,230	10,230
DeKalb County Dev. Auth. Indl. Dev. Rev. (Qualex Proj.) 3.57%, LOC Comerica Bank, Detroit, VRDN (a)(d)	1,600	1,600
DeKalb County Hsg. Auth. Multi-family Hsg. Rev.:
(Villas of Friendly Heights Proj.) Series 2001, 3.52%, LOC SunTrust Banks, Inc., VRDN (a)(d)	3,565	3,565
(Wesley Club Apts. Proj.) 3.27%, LOC SunTrust Banks, Inc., VRDN (a)(d)	5,900	5,900
Fulton County Hsg. Auth. Multi-family Hsg. Rev. (Walton Falls Apt. Proj.) Series 1999, 3.53%, LOC Wachovia Bank NA, VRDN (a)(d)	18,000	18,000
Gainesville & Hall County Dev. Auth. Indl. Exempt Facility Rev. (Spout Springs Wtr. LLC Proj.) 3.52%, LOC Bank of America NA, VRDN (a)(d)	10,300	10,300
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN Series PA 786, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,595	4,595
Georgia Port Auth. Rev.:
(Colonel's Island Term. Proj.) 3.52%, LOC SunTrust Banks, Inc., VRDN (a)(d)	3,100	3,100
(Mayor's Point Term. Proj.) Series 1992, 3.52%, LOC SunTrust Banks, Inc., VRDN (a)(d)	1,400	1,400
Gwinnett County Dev. Auth. Ctfs. of Prtn. Participating VRDN:
Series ROC II R6009 3.51% (Liquidity Facility Citibank NA) (a)(e)	7,360	7,360
Series Stars 87, 3.5% (Liquidity Facility BNP Paribas SA) (a)(e)	16,015	16,015
Gwinnett County Dev. Auth. Indl. Dev. Rev. (Curtis 1000, Inc. Proj.) Series 1996, 3.52%, LOC Wells Fargo Bank NA, San Francisco, VRDN (a)(d)	6,260	6,260
Gwinnett County Hsg. Auth. Multi-family Hsg. Rev.:
(Herrington Mill Apts. Proj.) 3.27%, LOC SunTrust Banks, Inc., VRDN (a)(d)	7,900	7,900
(Herrington Woods Apt. Proj.) Series 1996 A, 3.25%, LOC Fannie Mae, VRDN (a)(d)	13,135	13,135
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Henry County Dev. Auth. Solid Waste Rev. (Atlas Roofing Corp. Proj.) Series 1997, 3.52%, LOC Fleet Nat'l. Bank, VRDN (a)(d)	$ 12,250	$ 12,250
Henry County Wtr. & Swr. Auth. Rev. Participating VRDN Series PT 2583, 3.5% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	7,125	7,125
Liberty County Indl. Auth. (Hy-Sil Manufacturing Co., Inc. Proj.) Series 2001 A, 3.52%, LOC SunTrust Banks, Inc., VRDN (a)(d)	2,095	2,095
Loganville Hsg. Auth. Multi-family Hsg. Rev. (Alexander Crossing Apts. Proj.) 3.57%, LOC AmSouth Bank NA, Birmingham, VRDN (a)(d)	15,900	15,900
Macon-Bibb County Indl. Auth. Dev. (Diamond Plastics Corp. Proj.) Series 1999, 3.52%, LOC Bank of America NA, VRDN (a)(d)	4,300	4,300
Metropolitan Atlanta Rapid Transit Series 2004 B, 3.51% 8/10/06, LOC Dexia Cr. Local de France, CP	10,200	10,200
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Participating VRDN Series SG 57, 3.5% (Liquidity Facility Societe Generale) (a)(e)	13,605	13,605
Miller County Dev. Auth. Indl. Dev. (Birdsong Corp. Proj.) 3.52%, LOC SunTrust Banks, Inc., VRDN (a)(d)	2,500	2,500
Paulding County Indl. Bldg. Auth. Rev. (Cadillac Products, Inc. Proj.) Series 1994, 3.57%, LOC JPMorgan Chase Bank, VRDN (a)(d)	1,300	1,300
Roswell Hsg. Auth. Multi-family Hsg. Rev.:
(Park Ridge Apts. Proj.) 3.54%, LOC Fannie Mae, VRDN (a)(d)	8,200	8,200
(Walton Centennial Proj.) Series A, 3.53%, LOC Wachovia Bank NA, VRDN (a)(d)	19,200	19,200
Savannah Econ. Dev. Auth. Rev.:
(Home Depot, Inc. Proj.) Series 1995 A, 3.52%, VRDN (a)(d)	17,100	17,100
(Kaolin Terminals, Inc. Proj.) 3.52%, LOC Bank of America NA, VRDN (a)(d)	17,950	17,950
Savannah Hsg. Auth. Multi-family Hsg. Rev.:
(Indigo Pointe Apts. Proj.) Series 2001 A, 3.52%, LOC SunTrust Banks, Inc., VRDN (a)(d)	3,500	3,500
(Live Oak Plantation Proj.) Series 2001 A1, 3.52%, LOC SunTrust Banks, Inc., VRDN (a)(d)	2,500	2,500
Sugar Hill Hsg. Auth. Multi-family Rev. (Level Creek Apts. Proj.) Series 1997, 3.57%, LOC AmSouth Bank NA, Birmingham, VRDN (a)(d)	12,790	12,790
Summerville Indl. Dev. Auth. Facility Rev. (Image Ind., Inc. Proj.) Series 1997, 3.57%, LOC Wachovia Bank NA, VRDN (a)(d)	19,000	19,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Wayne County Dev. Auth. Solid Waste Disp. Rev. (Republic Svcs. of Georgia LP Proj.) Series 2000, 3.51%, LOC SunTrust Banks, Inc., VRDN (a)(d)	$ 5,800	$ 5,800
Wayne County Indl. Dev. Auth. Wtr. Disp. Rev. (Rayonier Proj.) Series 2000, 3.27%, LOC SunTrust Banks, Inc., VRDN (a)(d)	15,000	15,000
Worth County Indl. Dev. Auth. Indl. Dev. Rev. (Seabrook Peanut Co. Proj.) Series 1996 B, 3.52%, LOC SunTrust Banks, Inc., VRDN (a)(d)	3,200	3,200
		616,930
Hawaii - 0.5%
Hawaii Arpts. Sys. Rev. Participating VRDN:
Series MSTC 01 147 Class A, 3.3% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(d)(e)	11,185	11,185
Series PA 1238, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	1,695	1,695
Series PA 765, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	4,995	4,995
Series ROC II R59, 3.55% (Liquidity Facility Citibank NA) (a)(d)(e)	7,495	7,495
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Participating VRDN:
Series PA 1062, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	6,370	6,370
Series PA 1224, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	4,670	4,670
Series PA 1244, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	2,500	2,500
Series PA 795R, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	8,900	8,900
Hawaii Gen. Oblig. Participating VRDN:
Series EGL 00 1101, 3.51% (Liquidity Facility Citibank NA, New York) (a)(e)	6,470	6,470
Series PT 3196, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	17,030	17,030
Hawaii Hsg. Fin. & Dev. Corp. Single Family Mtg. Purp. Rev. Participating VRDN Series Merlots 01 A15, 3.3% (Liquidity Facility Wachovia Bank NA) (a)(d)(e)	1,465	1,465
Honolulu City and County Wastewtr. Sys. Participating VRDN Series PT 3084, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,375	5,375
		78,150
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Idaho - 0.2%
Idaho Hsg. & Fin. Assoc.:
Participating VRDN Series PA 145A, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	$ 341	$ 341
Series 2003 D, 3.33% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)(d)	13,705	13,705
Series 2003 E, 3.33% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)(d)	12,905	12,905
Series D Class I, 3.33% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)(d)	10,000	10,000
		36,951
Illinois - 7.2%
Aurora Single Family Mtg. Rev. Participating VRDN Series MS 1152, 3.53% (Liquidity Facility Morgan Stanley) (a)(d)(e)	90,400	90,400
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) 3.36%, LOC Fannie Mae, VRDN (a)(d)	2,000	2,000
Chicago Arpt. Spl. Facilities Rev. (Centerpoint O'Hare Proj.) 3.3%, LOC JPMorgan Chase Bank, VRDN (a)(d)	39,250	39,250
Chicago Board of Ed. Participating VRDN:
Series BA 96 BB, 3.57% (Liquidity Facility Bank of America NA) (a)(e)	18,690	18,690
Series EGL 01 1309, 3.51% (Liquidity Facility Citibank NA, New York) (a)(e)	11,205	11,205
Series Merlots 01 A47, 3.25% (Liquidity Facility Bank of New York, New York) (a)(e)	6,065	6,065
Chicago Gen. Oblig. Participating VRDN:
Series EGL 00 1308, 3.51% (Liquidity Facility Citibank NA, New York) (a)(e)	9,900	9,900
Series EGL 98 1302, 3.51% (Liquidity Facility Citibank NA, New York) (a)(e)	11,600	11,600
Series PT 3115, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	27,200	27,200
Series Putters 1276, 3.51% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	8,140	8,140
Series Putters 1277, 3.51% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	17,800	17,800
Series Putters 1278, 3.51% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,610	6,610
Series Putters 510, 3.51% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,285	5,285
Chicago Indl. Dev. Rev.:
(Chicago Scenic Studios, Inc. Proj.) Series 2000, 3.58%, LOC Harris NA, VRDN (a)(d)	3,695	3,695
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Indl. Dev. Rev.: - continued
(MRC Polymers, Inc. Proj.) Series 2001, 3.52%, LOC Lasalle Bank NA, VRDN (a)(d)	$ 5,700	$ 5,700
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series BA 99 X2, 3.62% (Liquidity Facility Bank of America NA) (a)(d)(e)	32,670	32,670
Series BA 99 X1, 3.62% (Liquidity Facility Bank of America NA) (a)(d)(e)	14,995	14,995
Series DB 189, 3.5% (Liquidity Facility Deutsche Bank AG) (a)(e)	15,865	15,865
Series Merlots 01 A85, 3.3% (Liquidity Facility Wachovia Bank NA) (a)(d)(e)	5,705	5,705
Series MT 49, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	2,000	2,000
Series MT 53, 3.55% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)(e)	16,650	16,650
Series MT 59, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	6,145	6,145
Series PA 1198, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	3,425	3,425
Series PA 1199, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	7,000	7,000
Series PA 1200, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	2,250	2,250
Series PT 2345, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	2,620	2,620
Series PT 755, 3.55% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)(e)	7,000	7,000
Series PT 756, 3.55% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)(e)	7,990	7,990
Series PT 980, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	3,995	3,995
Series Putters 250, 3.54% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	11,375	11,375
Series Putters 253, 3.54% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	9,995	9,995
Series Putters 368Z, 3.54% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	10,850	10,850
Series Putters 370, 3.54% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	4,995	4,995
Series Putters 383, 3.54% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	4,995	4,995
Series Putters 670, 3.54% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)(e)	7,400	7,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN: - continued
Series Putters 845Z, 3.54% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	$ 14,640	$ 14,640
Series ROC II R69, 3.55% (Liquidity Facility Citibank NA) (a)(d)(e)	18,070	18,070
Series ROC II R70, 3.55% (Liquidity Facility Citibank NA) (a)(d)(e)	3,570	3,570
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev.:
(Lufthansa German Airlines Proj.) Series 2001, 3.27%, LOC Bayerische Landesbank Girozentrale, VRDN (a)(d)	43,770	43,770
(O'Hare Tech Ctr. II LLC Proj.) 3.54%, LOC Lasalle Bank NA, VRDN (a)(d)	10,500	10,500
Chicago Park District Participating VRDN Series PT 2935, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	10,930	10,930
Chicago Pub. Bldg. Commission Bldg. Rev. Participating VRDN:
Series PA 473, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,195	4,195
Series PT 2041, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,755	7,755
Chicago Single Family Mtg. Rev. Participating VRDN:
Series FRRI 00 L12, 3.36% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(e)	430	430
Series FRRI 02 L24J, 3.36% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(e)	820	820
Series Merlots 00 A31, 3.3% (Liquidity Facility Wachovia Bank NA) (a)(d)(e)	55	55
Chicago Wtr. Rev. Participating VRDN:
Series BA 02 E, 3.57% (Liquidity Facility Bank of America NA) (a)(e)	9,995	9,995
Series Merlots 97 V, 3.27% (Liquidity Facility Wachovia Bank NA) (a)(e)	8,280	8,280
City of Rolling Meadows Solid Waste Disp. Rev. (BFI Waste Sys. of North America Proj.) Series 1999, 3.57%, LOC JPMorgan Chase Bank, VRDN (a)(d)	19,580	19,580
Cook County Forest Preservation District Bonds Series IXIS 05 25, 3.52%, tender 6/15/06 (Liquidity Facility CDC Fin.-CDC IXIS) (a)(e)(f)	12,040	12,040
Cook County Gen. Oblig. Participating VRDN Series PA 591, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,300	5,300
Cook County School District # 162 Matteson Participating VRDN Series PT 3040, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,380	6,380
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Cook County School District #135 Participating VRDN Series PT 3120, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	$ 5,705	$ 5,705
Fulton Indl. Dev. Rev. (J.T. Cullen Co., Inc. Proj.) 3.27%, LOC U.S. Bank NA, Minnesota, VRDN (a)(d)	4,585	4,585
Hodgkins Indl. Dev. Rev. (Central Blacktop Co., Inc. Proj.) 3.58%, LOC Harris NA, VRDN (a)(d)	3,350	3,350
Illinois Dev. Fin. Auth. Envir. Facilities Rev. Bonds (American Wtr. Cap. Corp. Proj.) Series 1997, 3.66% tender 6/8/06, CP mode (d)	23,325	23,325
Illinois Dev. Fin. Auth. Indl. Dev. Rev.:
(Cloverhill Pastry Vend Corp. Proj.) 3.46%, LOC M&I Marshall & Ilsley Bank, VRDN (a)(d)	3,020	3,020
(Delta-Unibus Corp. Proj.) Series 2001, 3.57%, LOC Bank of America NA, VRDN (a)(d)	3,200	3,200
(Mapes & Sprowl Steel Ltd. Proj.) Series 1996 A, 3.58%, LOC Harris NA, VRDN (a)(d)	1,907	1,907
(R&R Enterprises 2nd Proj.) Series 1999 A, 3.58%, LOC Harris NA, VRDN (a)(d)	4,660	4,660
Illinois Dev. Fin. Auth. Poll. Cont. Rev. (Uno-Ven Co. Proj.) Series 1994, 3.3%, LOC JPMorgan Chase Bank, VRDN (a)	2,900	2,900
Illinois Dev. Fin. Auth. Rev. (Rich Prods. Corp. Proj.) Series 1998, 3.52%, LOC HSBC Bank USA, VRDN (a)(d)	7,825	7,825
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
3.52%, LOC JPMorgan Chase Bank, VRDN (a)(d)	5,000	5,000
3.52%, LOC Wachovia Bank NA, VRDN (a)(d)	23,000	23,000
Illinois Dev. Fin. Auth. Wtr. Facilities Rev. (Illinois American Wtr. Co. Proj.) 3.6% (MBIA Insured), VRDN (a)(d)	9,860	9,860
Illinois Edl. Facilities Auth. Revs. Participating VRDN:
Series EGL 06 95 Class A, 3.51% (Liquidity Facility Citibank NA) (a)(e)	10,395	10,395
Series MACN 05 D, 3.51% (Liquidity Facility Bank of America NA) (a)(e)	7,010	7,010
Series Merlots 97 U, 3.27% (Liquidity Facility Wachovia Bank NA) (a)(e)	9,040	9,040
Illinois Fin. Auth. Solid Waste Rev. (Air Products & Chemicals, Inc. Proj.) 3.66%, VRDN (a)(d)	6,600	6,600
Illinois Gen. Oblig.:
Bonds Series ROC II R4536, 3.45%, tender 8/10/06 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)(f)	5,135	5,135
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
Participating VRDN:
Series EGL 00 1304, 3.51% (Liquidity Facility Citibank NA, New York) (a)(e)	$ 9,100	$ 9,100
Series EGL 02 1301 Class A, 3.51% (Liquidity Facility Citibank NA, New York) (a)(e)	5,900	5,900
Series EGL 02 1304 Class A, 3.51% (Liquidity Facility Citibank NA, New York) (a)(e)	5,040	5,040
Series EGL 02 6025 Class A, 3.51% (Liquidity Facility Citibank NA, New York) (a)(e)	9,900	9,900
Series EGL 7053002 Class A, 3.51% (Liquidity Facility Citibank NA) (a)(e)	15,225	15,225
Series MSTC 01 148, 3.26% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	12,435	12,435
Series PT 871, 3.51% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(e)	4,000	4,000
Series Putters 02 321, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	14,455	14,455
Illinois Health Facilities Auth. Rev.:
Bonds (Evanston Northwestern Healthcare Corp. Proj.) 3.58% tender 7/6/06, CP mode	14,000	14,000
Participating VRDN:
Series PA 848R, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,190	5,190
Series PT 977, 3.5% (Liquidity Facility Svenska Handelsbanken AB) (a)(e)	21,315	21,315
Illinois Int'l. Port District Facilities (Southdown, Inc. Proj.) Series 2000, 3.29%, LOC Wachovia Bank NA, VRDN (a)(d)	8,500	8,500
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series 720050003 Class A, 3.51% (Liquidity Facility Citibank NA) (a)(e)	4,400	4,400
Series Merlots 01 A48, 3.25% (Liquidity Facility Bank of New York, New York) (a)(e)	8,895	8,895
Series Merlots 02 A23, 3.25% (Liquidity Facility Wachovia Bank NA) (a)(e)	11,755	11,755
Series MSTC 9044, 3.26% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	8,200	8,200
Series PT 2394, 3.5% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	24,840	24,840
Series PT 2398, 3.5% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	26,180	26,180
Series SG 3, 3.52% (Liquidity Facility Societe Generale) (a)(e)	4,000	4,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Reg'l. Trans. Auth. Participating VRDN: - continued
Series SGB 19, 3.51% (Liquidity Facility Societe Generale) (a)(e)	$ 8,675	$ 8,675
Illinois Sales Tax Rev. Participating VRDN:
Series EGL 00 1302, 3.51% (Liquidity Facility Citibank NA, New York) (a)(e)	5,000	5,000
Series PT 1929, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,585	7,585
Series ROC II R4542, 3.51% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	4,975	4,975
Illinois Student Assistance Commission Student Ln. Rev. Series 1998 A, 3.34% (MBIA Insured), VRDN (a)(d)	1,150	1,150
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series Putters 1014, 3.51% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,965	6,965
Series Putters 965, 3.51% (Liquidity Facility Dresdner Bank AG) (a)(e)	5,390	5,390
Kane & DeKalb Counties Cmnty. Unit School District #302 Participating VRDN Series Putters 283, 3.51% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,600	4,600
Lake County Cmnty. Consolidated School District #46, Grayslake Participating VRDN Series Putters 1171, 3.51% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	13,705	13,705
Lisle Village Multi-family Hsg. Rev. (Devonshire of Lisle Proj.) Series 1991, 3.27%, LOC Freddie Mac, VRDN (a)(d)	6,000	6,000
McLean & Woodford Counties Cmnty. Unit School District #5 Participating VRDN Series PT 1989, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,460	5,460
Metropolitan Pier & Exposition Auth. Dedicated Sales Tax Rev. Participating VRDN Series EGL 00 1306, 3.51% (Liquidity Facility Citibank NA, New York) (a)(e)	10,520	10,520
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN:
Series EGL 02 6001 Class A, 3.51% (Liquidity Facility Citibank NA, New York) (a)(e)	4,600	4,600
Series GS 06 6Z, 3.54% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(e)	7,250	7,250
Series MSTC 266, 3.32% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	14,835	14,835
Series Putters 269, 3.51% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,660	2,660
Series PZ 45, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,500	4,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN: - continued
Series PZ 52, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	$ 7,575	$ 7,575
Series PZ 62, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	2,000	2,000
Series TOC 05 Z5, 3.54% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(e)	18,005	18,005
Mundelein Indl. Dev. Rev. (Print-O-Tape Proj.) Series 1997, 3.58%, LOC Harris NA, VRDN (a)(d)	3,420	3,420
Northern Illinois Univ. Revs. Participating VRDN Series PT 2320, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,100	7,100
Palos Hills Multi-family Hsg. Rev. (Green Oaks Proj.) Series 1998, 3.31%, LOC Fannie Mae, VRDN (a)(d)	10,630	10,630
Roaring Fork Muni. Prods LLC Participating VRDN Series RF 05 12, 3.55% (Liquidity Facility Bank of New York, New York) (a)(e)	12,855	12,855
Rockford Indl. Dev. Rev. (Ringcan Corp. Proj.) Series 1998, 3.52%, LOC SunTrust Banks, Inc., VRDN (a)(d)	500	500
Saint Charles Indl. Dev. Rev. (Pier 1 Imports-Midwest, Inc. Proj.) Series 1986, 3.33%, LOC JPMorgan Chase Bank, VRDN (a)(d)	9,500	9,500
Schaumburg Village Gen. Oblig. Participating VRDN Series EGL 06 81 Class A, 3.51% (Liquidity Facility Citibank NA) (a)(e)	18,675	18,675
Univ. of Illinois Auxiliary Facilities Sys. Rev. Participating VRDN Series Merlots 01 A105, 3.25% (Liquidity Facility Wachovia Bank NA) (a)(e)	3,150	3,150
West Chicago Indl. Dev. Auth. Indl. Dev. Rev. (Bison Gear & Engineering Corp. Proj.) 3.62%, LOC Bank of America NA, VRDN (a)(d)	4,284	4,284
Will County Cmnty. Unit School District #365, Valley View Participating VRDN Series TOC 05 Z13, 3.54% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(e)	11,205	11,205
Will County Multi-family Hsg. Rev. (Sierena Dev. Proj.):
3.54%, LOC Lasalle Bank NA, VRDN (a)(d)	7,655	7,655
3.54%, LOC Lasalle Bank NA, VRDN (a)(d)	4,990	4,990
Winnebago County Gen. Oblig. Participating VRDN Series PT 2070, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,670	5,670
		1,208,701
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - 2.3%
Anderson Econ. Dev. Auth. Rev. (AppleCreek Commons Proj.) 3.52%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (a)(d)	$ 5,840	$ 5,840
Baugo School Bldg. Corp. Participating VRDN Series PT 3109, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,535	5,535
Brownsburg 1999 School Bldg. Corp. Participating VRDN Series PT 3234, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,160	6,160
Carmel Clay Parks Bldg. Corp. Participating VRDN Series Putters 539, 3.51% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,775	7,775
Columbus City Rev. (Rock-Tenn Co. Mill Division Proj.) Series 1995, 3.52%, LOC SunTrust Banks, Inc., VRDN (a)(d)	6,750	6,750
Crawford County Econ. Dev. Rev. (Jasper Engine Exchange Proj.) Series 1997, 3.59%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	3,200	3,200
Elkhart County Multi-family Hsg. Rev. (Pedcor Investments Proj.) Series 2000, 3.53%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (a)(d)	7,987	7,987
Franklin Econ. Dev. Rev. (Pedcor Investments LP-Lakeview II Proj.) 3.51%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (a)(d)	2,032	2,032
Hammond Swr. & Solid Waste Disp. Rev. (Cargill, Inc. Proj.) 3.29%, VRDN (a)(d)	19,500	19,500
Indiana Bond Bank RAN 4.5% 2/1/07, LOC Bank of New York, New York	94,235	94,957
Indiana Bond Bank Rev. Participating VRDN Series MSTC 01 177, 3.26% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	17,000	17,000
Indiana Dev. Fin. Auth. Indl. Dev. Rev. (Republic Services, Inc. Proj.) 3.57%, VRDN (a)(d)	7,000	7,000
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series 2002 A, 3.5%, LOC JPMorgan Chase Bank, VRDN (a)(d)	6,250	6,250
Series 2002 B, 3.52%, LOC JPMorgan Chase Bank, VRDN (a)(d)	7,000	7,000
Indiana Fin. Auth. Envir. Rev. (PSI Energy, Inc. Proj.) Series B, 3.27%, LOC Calyon, VRDN (a)(d)	10,500	10,500
Indiana Fin. Auth. Rev. Participating VRDN Series ROC II R6056, 3.51% (Liquidity Facility Citibank NA) (a)(e)	12,270	12,270
Indiana Health Facility Fing. Auth. Rev. Participating VRDN Series PA 972, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,400	7,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN:
Series Clipper 05 12, 3.56% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)(e)	$ 14,092	$ 14,092
Series Merlots 01 A2, 3.3% (Liquidity Facility Wachovia Bank NA) (a)(d)(e)	1,060	1,060
Series Merlots 97 H, 3.32% (Liquidity Facility Wachovia Bank NA) (a)(d)(e)	2,980	2,980
Series Putters 1204, 3.54% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)(e)	5,810	5,810
Series ROC II R99, 3.55% (Liquidity Facility Citibank NA) (a)(d)(e)	3,280	3,280
Indiana Trans. Fin. Auth. Hwy. Participating VRDN:
Series MT 33, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,915	5,915
Series PT 3249, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,690	5,690
Indianapolis Econ. Dev. Multi-family Hsg. Rev. 3.55%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (a)(d)	9,910	9,910
Indianapolis Econ. Dev. Rev.:
(Pine Glen Apts. Proj.) 3.52%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (a)(d)	6,300	6,300
(US LLC Proj.) Series 1996, 3.85%, LOC JPMorgan Chase Bank, VRDN (a)(d)	300	300
Indianapolis Local Pub. Impt. Bond Bank Participating VRDN:
Series MT 150, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	7,170	7,170
Series MT 39, 3.55% (Liquidity Facility Svenska Handelsbanken AB) (a)(d)(e)	16,270	16,270
Series Putters 1154, 3.54% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	9,445	9,445
Indianapolis Thermal Energy Sys. Bonds Series Putters 700, 3.6%, tender 8/24/06 (Liquidity Facility JPMorgan Chase & Co.) (a)(e)(f)	3,390	3,390
IPS Multi-School Bldg. Corp. Participating VRDN Series PT 2297, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,665	5,665
Knox Econ. Dev. Rev. (Toll IN LLC Proj.) 3.52%, LOC Bank of America NA, VRDN (a)(d)	9,435	9,435
Lawrence County Indl. Dev. Rev. (D&M Tool Proj.) 3.77%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)(d)	800	800
Lawrence Econ. Dev. Rev. (Westminster Village North Proj.) 3.52%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	8,400	8,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Lehman Brothers Pooled Muni. Trust Receipts Participating VRDN Series LB 05 L24, 3.33% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(e)	$ 16,395	$ 16,395
Muncie Indl. Dev. Rev. (Diamond Plastics Corp. Proj.) Series 1996, 3.57%, LOC Bank of America NA, VRDN (a)(d)	400	400
Rockport Indl. Dev. Rev. (AK Steel Corp. Proj.):
Series 1998 A, 3.26%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	10,000	10,000
Series 1999 A, 3.26%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	10,000	10,000
Rockport Poll. Cont. Rev. (AK Steel Corp. Proj.) Series 1997 A, 3.26%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	10,000	10,000
Whitley County Ind. Econ. Dev. Rev. (Chromasource, Inc. Proj.) 3.58%, LOC Nat'l. City Bank, Indiana, VRDN (a)(d)	4,465	4,465
		394,328
Iowa - 0.4%
Iowa Fin. Auth.:
Participating VRDN:
Series 2003 L21J, 3.36% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(e)	8,425	8,425
Series LB 04 L33J, 3.36% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(e)	11,785	11,785
Series 2003 F, 3.5% (Liquidity Facility Wells Fargo Bank NA, San Francisco), VRDN (a)(d)	4,300	4,300
Series 2005 C, 3.5% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(d)	12,000	12,000
Iowa Fin. Auth. Indl. Dev. Rev. (Grafco Industries Proj.) Series 1999, 3.57%, LOC Bank of America NA, VRDN (a)(d)	2,500	2,500
Iowa Fin. Auth. Single Family Rev.:
Participating VRDN:
Series BA 00 N, 3.62% (Liquidity Facility Bank of America NA) (a)(d)(e)	7,230	7,230
Series Putters 1205, 3.54% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)(e)	9,950	9,950
Series ROC II R74, 3.55% (Liquidity Facility Citibank NA) (a)(d)(e)	2,605	2,605
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Iowa - continued
Iowa Fin. Auth. Single Family Rev.: - continued
(Mtg. Backed Securities Prog.) Series 2004 G, 3.51% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(d)	$ 4,500	$ 4,500
Tobacco Settlement Auth. Tobacco Settlement Rev. Participating VRDN Series ROC II R456CE, 3.53% (Liquidity Facility Citibank NA) (a)(e)	11,770	11,770
		75,065
Kansas - 0.4%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2000, 3.52%, LOC Bank of America NA, VRDN (a)(d)	25,100	25,100
Kansas Dept. of Trans. Hwy. Rev. Participating VRDN Series EGL 00 1601, 3.51% (Liquidity Facility Citibank NA, New York) (a)(e)	5,000	5,000
Kansas Dev. Fin. Auth. Rev. Participating VRDN Series Putters 1193, 3.51% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,610	5,610
Lenexa Multi-family Hsg. Rev. (Meadows Apts. Proj.) Series A, 3.52%, LOC Fannie Mae, VRDN (a)(d)	7,800	7,800
Wichita Hosp. Rev. Participating VRDN Series MT 64, 3.5% (Liquidity Facility Svenska Handelsbanken AB) (a)(e)	7,180	7,180
Wyandotte County/Kansas City Unified Govt. Gen. Oblig. BAN 3.25% 11/1/06	9,545	9,545
		60,235
Kentucky - 1.9%
Carroll County Solid Waste Disp. Rev. (North American Stainless LP Proj.) Series 2000, 3.6%, LOC JPMorgan Chase Bank, VRDN (a)(d)	10,000	10,000
Danville Multi-City Lease Rev. Bonds (Kentucky Muni. League Pooled Lease Fing. Prog.) 3.56% tender 8/2/06, LOC Fifth Third Bank, Cincinnati, CP mode	63,900	63,900
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) 3.29% (Kimberly-Clark Corp. Guaranteed), VRDN (a)(d)	4,770	4,770
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 3.29% (Kimberly-Clark Corp. Guaranteed), VRDN (a)(d)	48,150	48,150
Series 1993 B, 3.29% (Kimberly-Clark Corp. Guaranteed), VRDN (a)(d)	32,900	32,900
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 3.3%, LOC Wachovia Bank NA, VRDN (a)(d)	5,000	5,000
Henderson County Indl. Dev. Auth. (Pittsburg Tank & Tower Co. Proj.) 3.6%, LOC U.S. Bank NA, Minnesota, VRDN (a)(d)	100	100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Jefferson County Indl. Bldg. Rev. (Wynn Starr Foods Proj.) Series 1996, 3.85%, LOC JPMorgan Chase Bank, VRDN (a)(d)	$ 900	$ 900
Kenton County Arpt. Board Arpt. Rev. Participating VRDN:
Series FRRI 02 L15, 3.36% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(e)	5,475	5,475
Series PT 490, 3.55% (Liquidity Facility BNP Paribas SA) (a)(d)(e)	6,245	6,245
Kentucky Econ. Dev. Fin. Auth. Indl. Bldg. Rev. (Republic Svcs., Inc. Proj.) Series 2000, 3.6%, LOC Bank of America NA, VRDN (a)(d)	5,000	5,000
Kentucky Higher Ed. Student Ln. Corp. Student Ln. Rev. Series 1991 E, 3.25% (AMBAC Insured), VRDN (a)(d)	23,150	23,150
Kentucky Hsg. Corp. Hsg. Rev. Participating VRDN Series 03 L49J, 3.36% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(e)	3,480	3,480
Kentucky Hsg. Corp. Single Family Mtg. Rev. Participating VRDN Series MT 230, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	15,510	15,510
Larue County Indl. Dev. Rev. (CMH Hodgenville, Inc. Proj.) Series 2000, 3.57%, LOC U.S. Bank NA, Minnesota, VRDN (a)(d)	6,000	6,000
Laurel County Solid Waste Disp. Rev. (Waste Mgmt. of Kentucky LLC Proj.) 3.55%, LOC Wachovia Bank NA, VRDN (a)(d)	7,300	7,300
Logan County Solid Waste Disp. (Waste Mgmt. of Kentucky LLC Proj.) 3.55%, LOC Wachovia Bank NA, VRDN (a)(d)	7,450	7,450
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series EGL 06 53 Class A, 3.51% (Liquidity Facility Citibank NA) (a)(e)	14,000	14,000
Louisville & Jefferson County Swr. District Rev. Participating VRDN Series EGL 99 1701, 3.51% (Liquidity Facility Citibank NA, New York) (a)(e)	6,115	6,115
Louisville Reg'l. Arpt. Auth. Sys. Rev. Participating VRDN Series LB 05 P3U, 3.31% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(e)	11,345	11,345
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.):
Series 1984 B1, 3.38% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (a)	16,300	16,300
Series 1984 B2, 3.38% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (a)	10,580	10,580
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.): - continued
Series 1984 B3, 3.38% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (a)	$ 8,970	$ 8,970
Walton Indl. Bldg. Rev. (Clarion Manufacturing Corp. of America Proj.) 3.6%, LOC Fifth Third Bank, Cincinnati, VRDN (a)(d)	2,220	2,220
		314,860
Louisiana - 2.8%
East Baton Rouge Mtg. Fing. Auth. Single Family Rev. Participating VRDN:
Series MS 973, 3.55% (Liquidity Facility Morgan Stanley) (a)(d)(e)	56,475	56,475
Series MS 996, 3.55% (Liquidity Facility Morgan Stanley) (a)(d)(e)	7,315	7,315
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Participating VRDN Series ROC II R4038, 3.54% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	8,110	8,110
Iberville Parish Rev. (Dow Chemical Co. Proj.) Series 1999, 3.7%, VRDN (a)(d)	7,500	7,500
Lafayette Utils. Rev. Participating VRDN Series PT 2323, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,215	5,215
Lake Charles Hbr. & Term. District Dock & Wharf Rev. (Conoco, Inc. Proj.) 3.33%, LOC JPMorgan Chase Bank, VRDN (a)(d)	14,400	14,400
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series EGL 06 73 Class A, 3.51% (Liquidity Facility Citibank NA) (a)(e)	9,900	9,900
Series EGL 7050038 Class A, 3.51% (Liquidity Facility Citibank NA) (a)(e)	4,350	4,350
Series EGL 7053027 Class A, 3.51% (Liquidity Facility Citibank NA) (a)(e)	29,700	29,700
Series ROC II R7021, 3.51% (Liquidity Facility Citibank NA) (a)(e)	12,040	12,040
Louisiana Gen. Oblig. Bonds Series MT 158, 3.14%, tender 9/28/06 (Liquidity Facility BNP Paribas SA) (a)(e)(f)	22,915	22,915
Louisiana Hsg. Fin. Agcy. Mtg. Rev.:
Participating VRDN:
Series LB 99 A52, 3.51% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(d)(e)	2,110	2,110
Series MS 1066, 3.55% (Liquidity Facility Morgan Stanley) (a)(d)(e)	10,700	10,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Hsg. Fin. Agcy. Mtg. Rev.: - continued
Participating VRDN:
Series MS 1224, 3.55% (Liquidity Facility Morgan Stanley) (a)(d)(e)	$ 28,900	$ 28,900
Participating VRDN Series Clipper 05 11, 3.56% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)(e)	4,907	4,907
Louisiana Office Facilities Lease Rev. Participating VRDN Series PT 2031, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,805	3,805
Louisiana Pub. Facilities Auth. Rev. Participating VRDN Series MT 46, 3.51% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(e)	7,995	7,995
Louisiana State Citizens Property Ins. Corp. Assessment Rev. Participating VRDN:
Series EGL 06 84 Class A, 3.51% (Liquidity Facility Citibank NA) (a)(e)	34,985	34,985
Series PT 3445, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	16,300	16,300
Series Putters 1304 T, 3.51% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	20,945	20,945
New Orleans Aviation Board Rev. Series 1997 A, 3.4% (MBIA Insured), VRDN (a)(d)	19,785	19,785
New Orleans Fin. Auth. Single Family Mortgage Rev. Participating VRDN:
Series MS 1137, 3.54% (Liquidity Facility Morgan Stanley) (a)(d)(e)	22,135	22,135
Series MS 1185, 3.55% (Liquidity Facility Morgan Stanley) (a)(d)(e)	7,000	7,000
New Orleans Gen. Oblig. Participating VRDN Series EGL 00 1801, 3.54% (Liquidity Facility Citibank NA, New York) (a)(e)	5,790	5,790
Port New Orleans Board Commerce Rev. 3.53%, LOC BNP Paribas SA, VRDN (a)(d)	9,855	9,855
South Louisiana Port Commission Port Facilities Rev. (Holnam, Inc. Proj.) 3.33%, LOC Wachovia Bank NA, VRDN (a)(d)	12,600	12,600
West Baton Rouge Parish Indl. District #3 Rev. (Dow Chemical Co. Proj.):
Series 1993, 3.7%, VRDN (a)(d)	15,000	15,000
Series 1994 A, 3.7%, VRDN (a)(d)	14,700	14,700
Series 1994 B, 3.65%, VRDN (a)	8,900	8,900
Series 1995, 3.7%, VRDN (a)(d)	43,600	43,600
		467,932
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maine - 0.4%
Maine Fin. Auth. Solid Waste Disposable Rev. (Casella Waste Systems, Inc. Proj.) 3.52%, LOC Bank of America NA, VRDN (a)(d)	$ 12,500	$ 12,500
Maine Hsg. Auth. Gen. Hsg. Rev. Participating VRDN:
Series MT 184, 3.55% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)(e)	4,775	4,775
Series MT 185, 3.55% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)(e)	7,860	7,860
Series MT 207, 3.55% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)(e)	3,960	3,960
Maine Hsg. Auth. Mtg. Purchase Rev. Participating VRDN Series BA 99 P, 3.62% (Liquidity Facility Bank of America NA) (a)(d)(e)	12,675	12,675
Maine Hsg. Auth. Multi-family Dev. Rev. (Park Village Apts. Proj.) 3.25%, LOC Fannie Mae, VRDN (a)(d)	6,300	6,300
Maine Pub. Util. Fin. Pub. Util. Rev. (Maine Pub. Svc. Co. Proj.) Series 2000, 3.29%, LOC Bank of America NA, VRDN (a)(d)	9,000	9,000
Maine Tpk. Auth. Tpk. Rev. Participating VRDN Series EGL 00 1901, 3.51% (Liquidity Facility Citibank NA, New York) (a)(e)	2,000	2,000
		59,070
Maryland - 2.2%
Anne Arundel County Econ. Dev. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.):
3.67% tender 7/11/06, LOC Wachovia Bank NA, CP mode (d)	25,000	25,000
3.78% tender 8/25/06, LOC Wachovia Bank NA, CP mode (d)	10,000	10,000
Anne Arundel County Gen. Oblig. Series B, 3.68% 8/25/06, CP	16,000	16,000
Anne Arundel County Port Facilities Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985:
3.88% tender 8/9/06, LOC Wachovia Bank NA, CP mode	11,900	11,900
3.89% tender 9/8/06, LOC Wachovia Bank NA, CP mode	21,100	21,100
Baltimore County Econ. Dev. Rev. (Blue Circle, Inc. Proj.) Series 1992, 3.3%, LOC BNP Paribas SA, VRDN (a)	6,100	6,100
Baltimore County Gen. Oblig.:
(Notre Dame Preparatory School Proj.) 3.52%, LOC Manufacturers & Traders Trust Co., VRDN (a)	6,750	6,750
Series 1995, 3.51% 8/1/06, CP	25,350	25,350
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Baltimore County Poll. Cont. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 3.74% tender 6/2/06, LOC Wachovia Bank NA, CP mode	$ 17,500	$ 17,500
Baltimore Rev. Participating VRDN Series SGA 20, 3.26% (Liquidity Facility Societe Generale) (a)(e)	13,900	13,900
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev.:
Participating VRDN:
Series LB 04 L24, 3.39% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(e)	10,955	10,955
Series LB 04 L59J, 3.39% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(e)	6,675	6,675
Series LB 04 L75J, 3.39% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(e)	9,140	9,140
Series MT 160, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	11,900	11,900
Series PT 3188, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,390	6,390
Series Putters 1206, 3.54% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)(e)	9,415	9,415
Series 2006 G, 3.5% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(d)	14,000	14,000
Maryland Econ. Dev. Auth. Rev. (Grafco Ind. Ltd. Proj.) Series 1996, 3.52%, LOC Bank of America NA, VRDN (a)(d)	1,200	1,200
Maryland Econ. Dev. Corp. Air Cargo (AFCO Cargo BWI II LLC Proj.) 3.52%, LOC SunTrust Banks, Inc., VRDN (a)(d)	1,700	1,700
Maryland Econ. Dev. Corp. Lease Rev. Participating VRDN Series Floaters L9J, 3.36% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(e)	21,675	21,675
Maryland Energy Fing. Administration Ltd. Oblig. Rev. (Comfort Link Proj.) 3.27%, LOC SunTrust Banks, Inc., VRDN (a)(d)	15,000	15,000
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Participating VRDN:
Series MS 06 1309, 3.5% (Liquidity Facility Morgan Stanley) (a)(e)	15,900	15,900
Series MS 867, 3.5% (Liquidity Facility Morgan Stanley) (a)(e)	19,000	19,000
Series SGA 143, 3.26% (Liquidity Facility Societe Generale) (a)(e)	8,295	8,295
Series A:
3.45% 9/7/06 (Liquidity Facility Bank of America NA), CP	16,270	16,270
3.45% 9/7/06 (Liquidity Facility Bank of America NA), CP	15,000	15,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev. Participating VRDN:
Series LB 04 5, 3.36% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(e)	$ 2,300	$ 2,300
Series MT 88, 3.52% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(e)	9,970	9,970
Northeast Maryland Waste Disp. Auth. Resource Recovery Rev. Participating VRDN Series EGL 97 C2001, 3.51% (Liquidity Facility Citibank NA, New York) (a)(e)	8,415	8,415
Northeast Maryland Waste Disp. Auth. Solid Waste Rev. Participating VRDN:
Series PT 766, 3.54% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)(e)	7,735	7,735
Series PT 842, 3.54% (Liquidity Facility Lloyds TSB Bank PLC) (a)(d)(e)	9,995	9,995
Prince Georges County Econ. Dev. Rev. (Cintas Corp. #41 Proj.) 3.55%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	335	335
		374,865
Massachusetts - 0.1%
Massachusetts Spl. Oblig. Dedicated Tax Rev. Participating VRDN Series EGL 7050071 Class A, 3.51% (Liquidity Facility Citibank NA) (a)(e)	23,895	23,895
Michigan - 1.7%
Detroit City School District Participating VRDN:
Series BA 02 H, 3.55% (Liquidity Facility Bank of America NA) (a)(e)	4,620	4,620
Series EGL 7050072 Class A, 3.51% (Liquidity Facility Citibank NA) (a)(e)	21,200	21,200
Series EGL 720050065 Class A, 3.51% (Liquidity Facility Citibank NA) (a)(e)	9,900	9,900
Series Putters 1129, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	4,140	4,140
Series ROC II R4004, 3.51% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	4,735	4,735
Detroit Swr. Disp. Rev. Participating VRDN:
Series EGL 7053023 Class A, 3.51% (Liquidity Facility Citibank NA) (a)(e)	26,780	26,780
Series EGL 72005001 Class A, 3.51% (Liquidity Facility Citibank NA) (a)(e)	7,365	7,365
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Detroit Swr. Disp. Rev. Participating VRDN: - continued
Series Merlots 00 I, 3.27% (Liquidity Facility Wachovia Bank NA) (a)(e)	$ 3,200	$ 3,200
Detroit Wtr. Supply Sys. Rev. Participating VRDN:
Series Merlots 00 D, 3.27% (Liquidity Facility Wachovia Bank NA) (a)(e)	6,995	6,995
Series Putters 200, 3.51% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,100	4,100
Series Putters 345, 3.51% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	8,495	8,495
Detroit Wtr. Sys. Rev. Participating VRDN Series EGL 99 2202, 3.51% (Liquidity Facility Citibank NA, New York) (a)(e)	12,520	12,520
Fitzgerald Pub. School District Participating VRDN Series Putters 561, 3.51% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	995	995
Kentwood Pub. Schools Participating VRDN Series EGL 03 24 Class A, 3.51% (Liquidity Facility Citibank NA, New York) (a)(e)	9,585	9,585
Michigan Bldg. Auth. Rev. Participating VRDN Series ROC II R2064, 3.51% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	4,265	4,265
Michigan Gen. Oblig. Bonds Series 2005 C:
3.65% tender 10/16/06 (Liquidity Facility DEPFA BANK PLC), CP mode	12,900	12,900
3.65% tender 10/16/06 (Liquidity Facility DEPFA BANK PLC), CP mode	31,390	31,390
Michigan Hosp. Fin. Auth. Hosp. Rev. Bonds Series PT 732, 2.95%, tender 7/20/06 (Liquidity Facility Svenska Handelsbanken AB) (a)(e)(f)	4,300	4,300
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev. (Lexington Place Apts. Proj.) Series 1999 A, 3.51%, LOC Bank of America NA, VRDN (a)(d)	7,520	7,520
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 1999 B2, 3.33% (MBIA Insured), VRDN (a)(d)	5,100	5,100
Series 2002 A, 3.33% (MBIA Insured), VRDN (a)(d)	4,000	4,000
Michigan Muni. Bond Auth. Rev. Participating VRDN:
Series BA 02 F, 3.55% (Liquidity Facility Bank of America NA) (a)(e)	4,995	4,995
Series EGL 00 2201, 3.51% (Liquidity Facility Citibank NA, New York) (a)(e)	16,110	16,110
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Dow Chemical Co. Proj.) 3.8%, VRDN (a)	4,700	4,700
(Fintex LLC Proj.) Series 2000, 3.63%, LOC Comerica Bank, Detroit, VRDN (a)(d)	1,410	1,410
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev.: - continued
(Majestic Ind., Inc. Proj.) 3.63%, LOC Comerica Bank, Detroit, VRDN (a)(d)	$ 1,600	$ 1,600
(YMCA Metropolitan Lansing Proj.) 3.56%, LOC Lasalle Bank Midwest NA, VRDN (a)	9,775	9,775
Michigan Trunk Line Participating VRDN:
Series EGL 7050042 Class A, 3.51% (Liquidity Facility Citibank NA) (a)(e)	7,660	7,660
Series Floaters 01 569, 3.5% (Liquidity Facility Morgan Stanley) (a)(e)	8,400	8,400
Michigan Trunk Line Fund Participating VRDN Series Clipper 05 27, 3.51% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	13,620	13,620
Wayne County Arpt. Auth. Rev. Participating VRDN:
Series EGL 720050029 Class A, 3.55% (Liquidity Facility Citibank NA) (a)(d)(e)	8,600	8,600
Series MT 203, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	16,125	16,125
Series Putters 836, 3.54% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)(e)	7,595	7,595
		294,695
Minnesota - 1.4%
Anoka County Solid Waste Disp. Rev. Bonds (United Pwr. Assoc. Proj.) Seires 1988 A, 3.83% tender 9/6/06 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode (d)	2,600	2,600
Bloomington Health Care Facilities Rev. Participating VRDN Series FRRI 03 L1J, 3.31% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(e)	18,560	18,560
Dakota County Cmnty. Dev. Agcy. Multi-family Hsg. Rev.:
(Brentwood Hills Apts. Proj.) Series A, 3.68%, LOC Lasalle Bank NA, VRDN (a)(d)	7,195	7,195
(Regatta Commons Proj.) Series A, 3.68%, LOC Lasalle Bank NA, VRDN (a)(d)	3,100	3,100
Dakota County Cmnty. Dev. Agcy. Single Family Rev. Participating VRDN:
Series MT 60, 3.55% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)(e)	19,805	19,805
Series MT 61, 3.55% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)(e)	17,520	17,520
Series PT 2816, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	7,760	7,760
Eagan Multi-family Rev. (Thomas Lake Place Apts. Proj.) Series 2003 A1, 3.52%, LOC Fannie Mae, VRDN (a)(d)	4,325	4,325
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Elk River Independent School District #728 Participating VRDN Series Putters 1275, 3.51% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	$ 2,335	$ 2,335
Farmington Ind. School District #192 Participating VRDN Series EGL 7050030 Class A, 3.51% (Liquidity Facility Citibank NA) (a)(e)	23,380	23,380
Hennepin County Gen. Oblig. Series 1996 C, 3.6%, VRDN (a)(d)	300	300
Hennepin County Hsg. & Redev. Auth. Multi-family Rev. (Stone Arch Apts. Proj.) 3.52%, LOC Fannie Mae, VRDN (a)(d)	5,600	5,600
Minneapolis & Saint Paul Hsg. Fin. Board Rev. Participating VRDN:
Series MT 118, 3.55% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)(e)	25,045	25,045
Series MT 120, 3.52% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(e)	17,640	17,640
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Participating VRDN:
Series PT 1442, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	5,220	5,220
Series PT 1457, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	5,175	5,175
Series PT 1459, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	5,620	5,620
Series PT 2844, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	7,420	7,420
Series PT 735, 3.55% (Liquidity Facility BNP Paribas SA) (a)(d)(e)	5,225	5,225
Series Putters 1029, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	6,135	6,135
Series A, 3.6% 8/8/06, LOC WestLB AG, CP	1,925	1,925
Minnesota Hsg. Fin. Agcy.:
Participating VRDN:
Series LB 03 L28J, 3.39% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(e)	7,800	7,800
Series LB 04 L23, 3.39% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(e)	7,045	7,045
Series Merlots 01 B3, 3.32% (Liquidity Facility Wachovia Bank NA) (a)(d)(e)	1,690	1,690
Series Putters 1207, 3.54% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)(e)	7,275	7,275
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Minnesota Hsg. Fin. Agcy.: - continued
Series G, 3.5% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)(d)	$ 8,860	$ 8,860
South Washington County Independent School District #833 Participating VRDN Series Putters 1194, 3.51% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,255	6,255
		230,810
Mississippi - 0.7%
Jackson County Indl. Sewage Facilities Rev. (Chevron U.S.A, Inc. Proj.) Series 1994, 3.27%, VRDN (a)(d)	18,100	18,100
Mississippi Bus. Fin. Corp. Envir. Impt. Rev. (Trex Co., Inc. Proj.) 3.59%, LOC JPMorgan Chase Bank, VRDN (a)(d)	20,300	20,300
Mississippi Bus. Fin. Corp. Rev. (Calgon Carbon Corp. Proj.) Series 1997, 3.59%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	2,925	2,925
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 3.27%, LOC Fleet Nat'l. Bank, VRDN (a)(d)	5,000	5,000
Mississippi Dev. Bank Spl. Oblig. Participating VRDN:
Series PT 3240, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	17,900	17,900
Series Putters 667, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	2,390	2,390
Mississippi Gen. Oblig. Participating VRDN:
Series EGL 99 2401, 3.51% (Liquidity Facility Citibank NA, New York) (a)(e)	10,900	10,900
Series Putters 138, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	11,925	11,925
Mississippi Home Corp. Multi-family Hsg. Rev.:
(Bristol Park Apts. Proj.) Series 2001 1, 3.57%, LOC Wachovia Bank NA, VRDN (a)(d)	8,200	8,200
(Cambridge Park Apts. Proj.) Series 2001 3, 3.57%, LOC SouthTrust Bank NA, VRDN (a)(d)	9,800	9,800
(Colony Park Apts. Proj.) Series 1998 I, 3.57%, LOC AmSouth Bank NA, Birmingham, VRDN (a)(d)	8,000	8,000
Mississippi Home Corp. Single Family Rev. Participating VRDN Series PT 1446, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	1,530	1,530
		116,970
Missouri - 1.8%
Bi-State Dev. Agcy. Rev. Participating VRDN Series SG 175, 3.5% (Liquidity Facility Societe Generale) (a)(e)	18,000	18,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Grandview Indl. Dev. Auth. Multi-family Hsg. Rev. (Briarwood Apts. Proj.) 3.53%, LOC Fannie Mae, VRDN (a)(d)	$ 13,000	$ 13,000
Kansas City Ind. Dev. Auth. Multi-family Hsg. Rev. (Orchards Apts. Proj.) 3.52%, LOC Fannie Mae, VRDN (a)(d)	10,750	10,750
Kansas City Indl. Dev. Auth. Air Cargo Facility Rev. (Kansas City Air Cargo Svcs. Proj.) 3.53%, LOC JPMorgan Chase Bank, VRDN (a)(d)	7,300	7,300
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
Participating VRDN Series Merlots 00 B10, 3.27% (Liquidity Facility Wachovia Bank NA) (a)(e)	13,255	13,255
(Lutheran High School Assoc. Proj.) 3.54%, LOC U.S. Bank NA, Minnesota, VRDN (a)	5,000	5,000
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. Participating VRDN Series Putters 362, 3.51% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,305	4,305
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series EGL 03 48 Class A, 3.51% (Liquidity Facility Citibank NA, New York) (a)(e)	9,835	9,835
Missouri Higher Ed. Ln. Auth. Student Ln. Rev.:
Series 2005 A, 3.52% (MBIA Insured), VRDN (a)(d)	32,300	32,300
Series 2005 B, 3.5% (MBIA Insured), VRDN (a)(d)	20,000	20,000
Series 2005 C, 3.54% (MBIA Insured), VRDN (a)(d)	16,900	16,900
Series 2005 D, 3.52% (MBIA Insured), VRDN (a)(d)	2,650	2,650
Series 2005 E, 3.55% (MBIA Insured), VRDN (a)(d)	7,750	7,750
Series 2006 A, 3.52% (MBIA Insured), VRDN (a)(d)	25,000	25,000
Series 2006 B, 3.52% (MBIA Insured), VRDN (a)(d)	15,000	15,000
Series 2006 C, 3.52% (MBIA Insured), VRDN (a)(d)	4,500	4,500
Series 2006 D, 3.52% (MBIA Insured), VRDN (a)(d)	9,700	9,700
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Participating VRDN:
Series BA 02 K, 3.55% (Liquidity Facility Bank of America NA) (a)(d)(e)	4,225	4,225
Series Clipper 05 14, 3.56% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)(e)	10,114	10,114
Series FRRI 03 L5J, 3.36% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(e)	6,125	6,125
Series FRRI A64, 3.36% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(d)(e)	995	995
Series LB 04 L15, 3.36% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(e)	4,200	4,200
Series LB 04 L35J, 3.36% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(e)	5,715	5,715
Series Merlots 01 A28, 3.3% (Liquidity Facility Wachovia Bank NA) (a)(d)(e)	1,875	1,875
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Participating VRDN: - continued
Series PT 2530, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	$ 5,095	$ 5,095
Series PT 2972, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	3,855	3,855
Series Putters 1208, 3.54% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)(e)	4,075	4,075
Series Putters 224, 3.54% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	2,015	2,015
Saint Louis Indl. Dev. Auth. (Metropolitan Lofts Apts. Proj.):
Series 2003 A, 3.28%, LOC Fannie Mae, VRDN (a)(d)	13,250	13,250
Series 2003 C, 3.3%, LOC U.S. Bank NA, Minnesota, VRDN (a)(d)	4,050	4,050
Saint Louis Indl. Dev. Auth. Elderly Hsg. Rev. (Homer G. Phillips Historic Restoration Proj.):
Series 2001 A, 3.68%, LOC Lasalle Bank NA, VRDN (a)(d)	4,500	4,500
Series B, 3.68%, LOC Lasalle Bank NA, VRDN (a)(d)	15,500	15,500
		300,834
Montana - 0.3%
Montana Board of Hsg. Participating VRDN:
Series BA 00 I, 3.62% (Liquidity Facility Bank of America NA) (a)(d)(e)	4,015	4,015
Series Clipper 2006 2, 3.56% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)(e)	15,670	15,670
Series LB 03 L33J, 3.39% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(e)	17,300	17,300
Series LB 04 6, 3.39% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(e)	7,340	7,340
Series Merlots 02 A19, 3.3% (Liquidity Facility Wachovia Bank NA) (a)(d)(e)	2,035	2,035
Series Putters 1209, 3.54% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)(e)	7,290	7,290
		53,650
Nebraska - 1.8%
Douglas County Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 3.52%, LOC Bank of America NA, VRDN (a)(d)	3,000	3,000
Nebhelp, Inc. Rev. Series C, 3.45% (MBIA Insured), VRDN (a)(d)	15,300	15,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nebraska - continued
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Participating VRDN:
Series BA 98 J, 3.62% (Liquidity Facility Bank of America NA) (a)(d)(e)	$ 14,995	$ 14,995
Series FRRI L31, 3.36% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(e)	1,610	1,610
Series Merlots 00 UU, 3.32% (Liquidity Facility Wachovia Bank NA) (a)(d)(e)	2,975	2,975
Series 2000 F, 3.31% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(d)	23,440	23,440
Series 2001 B, 3.31% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(d)	20,560	20,560
Series 2001 E, 3.31% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(d)	7,750	7,750
Series 2002 B, 3.31% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(d)	21,675	21,675
Series 2002 F:
3.31% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(d)	20,265	20,265
3.31% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(d)	300	300
Series 2003 B, 3.31% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(d)	14,205	14,205
Series 2003 E, 3.31% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(d)	9,220	9,220
Series 2004 B, 3.31% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(d)	11,215	11,215
Series 2004 G, 3.31% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(d)	9,775	9,775
Series 2005 B, 3.31% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(d)	15,840	15,840
Series 2006 B, 3.31% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(d)	17,500	17,500
Nebraska Pub. Pwr. District Rev. Participating VRDN Series EGL 04 16 Class A, 3.51% (Liquidity Facility Citibank NA) (a)(e)	5,330	5,330
Omaha Gen. Oblig. Participating VRDN Series EGL 04 10 Class A, 3.51% (Liquidity Facility Citibank NA) (a)(e)	5,065	5,065
Omaha Pub. Pwr. District Participating VRDN:
Series EGL 06 14 Class A, 3.51% (Liquidity Facility Citibank NA) (a)(e)	22,135	22,135
Series EGL 7053008 Class A, 3.51% (Liquidity Facility Citibank NA) (a)(e)	27,760	27,760
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nebraska - continued
Omaha Pub. Pwr. District Elec. Rev.:
Bonds Series ROC II R7008, 3.06%, tender 7/12/06 (Liquidity Facility Citibank NA) (a)(e)(f)	$ 8,060	$ 8,060
3.6% 8/4/06 (Liquidity Facility JPMorgan Chase Bank), CP	15,700	15,700
Omaha Spl. Oblig. Participating VRDN Series DB 125, 3.5% (Liquidity Facility Deutsche Bank AG) (a)(e)	8,245	8,245
		301,920
Nevada - 1.6%
Clark County Arpt. Rev. Participating VRDN:
Series EGL 720050024 Class A, 3.51% (Liquidity Facility Citibank NA) (a)(e)	17,205	17,205
Series MT 31, 3.55% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)(e)	11,590	11,590
Series PT 2358, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	5,205	5,205
Series Putters 498, 3.54% (Liquidity Facility PNC Bank NA, Pittsburgh) (a)(d)(e)	21,220	21,220
Series Putters 910, 3.54% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)(e)	5,365	5,365
Clark County Gen. Oblig.:
Participating VRDN Series Putters 996, 3.51% (Liquidity Facility Dresdner Bank AG) (a)(e)	6,525	6,525
Series 2005 A, 3.65% 8/1/06, LOC Landesbank Hessen-Thuringen, CP	19,000	19,000
Clark County Indl. Dev. Rev. Participating VRDN:
Series Floaters 04 1181, 3.53% (Liquidity Facility Morgan Stanley) (a)(d)(e)	3,170	3,170
Series MS 06 1325, 3.53% (Liquidity Facility Morgan Stanley) (a)(d)(e)	14,400	14,400
Clark County Las Vegas-McCarran Int'l. Arpt. Passenger Facility Charge Rev. Participating VRDN Series Stars 91, 3.55% (Liquidity Facility BNP Paribas SA) (a)(d)(e)	4,775	4,775
Clark County School District:
Bonds Series ROC II R2184, 3.45%, tender 8/10/06 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)(f)	14,530	14,530
Participating VRDN:
Series PA 1220, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	13,425	13,425
Series PT 2406, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,915	5,915
Series PT 3261, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	16,045	16,045
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County School District: - continued
Participating VRDN:
Series PT-2565, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	$ 10,195	$ 10,195
Series Putters 1157, 3.51% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	17,455	17,455
Director of State Dept. Bus. & Ind. Indl. Dev. Rev. (Valley Joist, Inc. Proj.) Series A, 3.57%, LOC AmSouth Bank NA, Birmingham, VRDN (a)(d)	8,060	8,060
Director of State Dept. Bus. & Ind. Solid Waste Disp. Rev. (Republic Svcs., Inc. Proj.) 3.72%, VRDN (a)(d)	24,900	24,900
Las Vegas Valley Wtr. District Participating VRDN Series PT 1672, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,310	5,310
Nevada Gen. Oblig. Participating VRDN:
Series Putters 840, 3.51% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,600	2,600
Series SGB 31, 3.5% (Liquidity Facility Societe Generale) (a)(e)	23,100	23,100
Nevada Hsg. Division:
Participating VRDN Series Merlots 00 A6, 3.3% (Liquidity Facility Wachovia Bank NA) (a)(d)(e)	1,325	1,325
(Horizon Apt. Hsg. Proj.) Series 2000 A, 3.5%, LOC Fannie Mae, VRDN (a)(d)	5,510	5,510
Nevada Sys. of Higher Ed. Univs. Rev. Participating VRDN Series PT 3212, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	10,735	10,735
Reno-Tahoe Arpt. Auth. New Arpt. Rev. Participating VRDN Series PT 3108, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	9,035	9,035
		276,595
New Hampshire - 0.9%
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 05 3, 3.56% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)(e)	53,305	53,305
Manchester Arpt. Rev. 3.33% (FGIC Insured), VRDN (a)(d)	33,195	33,195
New Hampshire Bus. Fin. Auth. Ind. Dev. Rev. (Wiggins Airways Proj.) Series 1998, 3.52%, LOC Fleet Bank NA, VRDN (a)(d)	2,600	2,600
New Hampshire Bus. Fin. Auth. Rev. (Luminescent Sys., Inc. Proj.) Series 1998, 3.4%, LOC HSBC Bank USA, VRDN (a)(d)	3,350	3,350
New Hampshire Bus. Fin. Auth. Solid Waste Disp. Rev. (Lonza Biologies, Inc. Proj.) 3.57%, LOC Deutsche Bank AG, VRDN (a)(d)	20,000	20,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Hampshire - continued
New Hampshire Hsg. Fin. Auth. Single Family Rev. Participating VRDN:
Series BA 01 B, 3.62% (Liquidity Facility Bank of America NA) (a)(d)(e)	$ 1,490	$ 1,490
Series LB 05 P4, 3.34% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(e)	6,650	6,650
Series Merlots 00 A29, 3.3% (Liquidity Facility Wachovia Bank NA) (a)(d)(e)	1,960	1,960
Series Merlots 00 B13, 3.32% (Liquidity Facility Wachovia Bank NA) (a)(d)(e)	480	480
Series Merlots 01 A51, 3.3% (Liquidity Facility Wachovia Bank NA) (a)(d)(e)	2,455	2,455
Series Merlots 01 A82, 3.3% (Liquidity Facility Wachovia Bank NA) (a)(d)(e)	2,635	2,635
Series Merlots 97 F, 3.32% (Liquidity Facility Wachovia Bank NA) (a)(d)(e)	2,145	2,145
Series PA 351, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	820	820
Series Putters 1210, 3.54% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)(e)	8,885	8,885
Series Putters 1284, 3.54% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)(e)	9,360	9,360
		149,330
New Mexico - 0.3%
Bernalillo County Gross Receipt Tax Rev. Participating VRDN Series BA 04B, 3.51% (Liquidity Facility Bank of America NA) (a)(e)	10,320	10,320
Dona Ana County Indl. Dev. Rev. (Karr Tool & Manufacturing Proj.) Series 1996, 3.29%, LOC U.S. Bank NA, Minnesota, VRDN (a)(d)	1,785	1,785
Espanol Indl. Dev. Rev. (Nambee Mills, Inc. Proj.) Series A, 3.68%, LOC Nat'l. City Bank, Indiana, VRDN (a)(d)	480	480
New Mexico Gen. Oblig. TRAN Series 2005 A, 4.5% 6/30/06	16,000	16,016
New Mexico Mtg. Fin. Auth. Participating VRDN:
Series Clipper 05 15, 3.56% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)(e)	11,500	11,500
Series FRRI 03 L15, 3.36% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(e)	5,080	5,080
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Mexico - continued
New Mexico Mtg. Fin. Auth. Participating VRDN: - continued
Series Merlots 00 A9, 3.3% (Liquidity Facility Wachovia Bank NA) (a)(d)(e)	$ 2,345	$ 2,345
Series Merlots 01 A37, 3.3% (Liquidity Facility Wachovia Bank NA) (a)(d)(e)	5,110	5,110
		52,636
New York - 0.1%
Bank of New York Muni. Ctfs. trust various states Participating VRDN Series BNY 02 3, 3.53% (Liquidity Facility Bank of New York, New York) (a)(d)(e)	1,500	1,500
Energy Northwest Elec. Rev. Participating VRDN Series MSTC 02 188, 3.26% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	10,995	10,995
New York State Mtg. Agcy. Rev. Participating VRDN Series PA 410, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	3,010	3,010
New York State Urban Dev. Corp. Rev. Participating VRDN Series Putters 1183, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	4,960	4,960
		20,465
New York & New Jersey - 0.9%
Port Auth. of New York & New Jersey Participating VRDN Series EGL 06 107 Class A, 3.54% (Liquidity Facility Citibank NA) (a)(d)(e)	151,450	151,450
Non State Specific - 0.8%
Clipper Tax-Exempt Trust Participating VRDN:
Series Clipper 04 11, 3.6% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)(e)	27,038	27,038
Series Clipper 05 18, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	26,689	26,689
Series Clipper 05 19, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	9,163	9,163
Series Clipper 2006 2, 3.62% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)(e)	10,000	10,000
Lehman Brothers Pooled Muni. Trust Receipts Participating VRDN:
Series LB 04 L68J, 3.39% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(e)	20,370	20,370
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Non State Specific - continued
Lehman Brothers Pooled Muni. Trust Receipts Participating VRDN: - continued
Series LB 05 L11, 3.41% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(e)	$ 13,160	$ 13,160
Series LB 05 LJ5, 3.41% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(e)	23,675	23,675
		130,095
North Carolina - 2.9%
Catawba County Indl. Facilities & Poll. Cont. Fin. Auth. Rev. (Kroehler Furniture Proj.) Series 1998, 3.58%, LOC Nat'l. City Bank, VRDN (a)(d)	2,500	2,500
Charlotte Arpt. Rev. Participating VRDN Series ROC II 99 R9, 3.55% (Liquidity Facility Citibank NA) (a)(d)(e)	3,000	3,000
Charlotte Ctfs. of Prtn. Participating VRDN Series ROC II R4056, 3.51% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	6,105	6,105
Concord Multi-family Hsg. Rev. (Concord Chase Apts. Proj.) 3.52%, LOC SunTrust Banks, Inc., VRDN (a)(d)	5,565	5,565
Forsyth County Ctfs. of Prtn. Bonds:
Series ROC II R7010, 3.45%, tender 8/3/06 (Liquidity Facility Citibank NA) (a)(e)(f)	16,135	16,135
Series ROC II R7529, 3.45%, tender 8/10/06 (Liquidity Facility Citibank NA) (a)(e)(f)	10,815	10,815
Gaston County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Duke Energy Corp. Proj.) Series 1999, 3.68%, VRDN (a)(d)	18,100	18,100
Henderson County Indl. Facilities & Poll. Cont. Fin. Auth. Rev. (American Coating Technologies Proj.) 3.67%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)(d)	3,150	3,150
Mecklenburg Co. Multi-family Hsg. Rev. (Sycamore Green Apartments Proj.) 3.52%, LOC Bank of America NA, VRDN (a)(d)	4,170	4,170
North Carolina Agric. Fin. Auth. Agric. Dev. Rev. (J.W. Jones Lumber Co. Proj.) Series 2000, 3.53%, LOC Wachovia Bank NA, VRDN (a)(d)	4,000	4,000
North Carolina Cap. Facilities Fin. Agcy. Series 2001 A1, 3.57% 9/8/06, CP	2,768	2,768
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 7053004 Class A, 3.51% (Liquidity Facility Citibank NA) (a)(e)	13,105	13,105
Series EGL 7053016 Class A, 3.51% (Liquidity Facility Citibank NA) (a)(e)	8,500	8,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN: - continued
Series MS 06 1339, 3.5% (Liquidity Facility Morgan Stanley) (a)(e)	$ 7,825	$ 7,825
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Participating VRDN:
Series Clipper 05 8, 3.55% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)(e)	33,850	33,850
Series FRRI 02 L7, 3.36% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(e)	4,195	4,195
Series FRRI 03 L17, 3.36% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(e)	1,900	1,900
North Carolina Med. Care Commission Rev. Participating VRDN Series ROC II R296, 3.51% (Liquidity Facility Citibank NA) (a)(e)	3,185	3,185
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Participating VRDN Series Putters 341, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	13,365	13,365
North Carolina State Ed. Assistance Auth. Student Ln. Rev.:
Series 2005 A1, 3.51% (AMBAC Insured), VRDN (a)(d)	60,000	60,000
Series 2005 A2, 3.52% (AMBAC Insured), VRDN (a)(d)	40,000	40,000
Series 2005 A3, 3.52% (AMBAC Insured), VRDN (a)(d)	23,500	23,500
Series 2005 A4, 3.51% (AMBAC Insured), VRDN (a)(d)	40,000	40,000
Piedmont Triad Arpt. Auth. Series B, 3.5% (XL Cap. Assurance, Inc. Insured), VRDN (a)(d)	11,500	11,500
Piedmont Triad Arpt. Auth. Spl. Facilities Rev. (Triad Int'l. Maintenance Corp. Proj.) Series 1989, 3.7%, LOC Citibank NA, New York, VRDN (a)(d)	6,900	6,900
Raleigh Durham Arpt. Auth. Rev. Participating VRDN Series PT 2569, 3.55% (Liquidity Facility Dexia Cr. Local de France) (a)(d)(e)	2,970	2,970
Rockingham County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Pine Brick Co., Inc. Proj.) Series 2000, 3.53%, LOC Wachovia Bank NA, VRDN (a)(d)	7,300	7,300
Sampson County Indl. Facilities & Poll. Cont. Fing. Auth. Envir. Facilities Rev. (Sampson County Disp., Inc. Proj.):
3.53%, LOC Wachovia Bank NA, VRDN (a)(d)	30,855	30,855
3.53%, LOC Wachovia Bank NA, VRDN (a)(d)	3,500	3,500
Union County Indl. Facilities & Poll. Cont. Fing. Auth. Indl. Dev. Rev. (Greiner Vacuette NA Proj.) 3.53%, LOC Wachovia Bank NA, VRDN (a)(d)	6,900	6,900
Union County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Rock-Tenn Converting Corp. Proj.) 3.52%, LOC SunTrust Banks, Inc., VRDN (a)(d)	2,750	2,750
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Univ. of North Carolina at Chapel Hill Rev.:
Participating VRDN Series EGL 05 3014 Class A, 3.51% (Liquidity Facility Citibank NA) (a)(e)	$ 42,710	$ 42,710
3.68% 9/12/06, CP	32,600	32,600
Wake County Hsg. Auth. Multi-family Rev. (Grove at Cary Park Apt. Proj.) Series 2001 A, 3.27%, LOC SunTrust Banks, Inc., VRDN (a)(d)	6,840	6,840
Wake County Indl. Facilities & Poll. Cont. Fin. Agcy. Indl. Dev. Rev. (Carolina Indl. LLC Proj.) Series 1997, 3.58%, LOC Harris NA, VRDN (a)(d)	1,650	1,650
Wilmington Hsg. Auth. Multi-family Rev. (Garden Lake Estates Proj.) Series 1999, 3.52%, LOC SunTrust Banks, Inc., VRDN (a)(d)	5,300	5,300
		487,508
North Dakota - 0.1%
Mercer County Poll. Cont. Rev. (United Pwr. Assoc. Proj.) Series 1994 C, 3.38% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (a)	8,545	8,545
Ohio - 1.4%
Bellefontaine Hosp. Facilities Rev. (Mary Rutan Hosp. Proj.) 3.52%, LOC Nat'l. City Bank, VRDN (a)	6,520	6,520
Cincinnati Student Ln. Fdg. Corp. Student Ln. Rev.:
Series 1998 A1, 3.29% (Liquidity Facility Sallie Mae), VRDN (a)(d)	35,700	35,700
Series 1998 A2, 3.29% (Liquidity Facility Sallie Mae), VRDN (a)(d)	34,200	34,200
Cleveland Muni. School District BAN 3.75% 7/27/06	11,100	11,108
Cuyahoga County Health Care Facilities Rev. (Althenheim Proj.) 3.52%, LOC U.S. Bank NA, Minnesota, VRDN (a)	7,600	7,600
Delaware County Health Care Facilities (Willow Brook Christian Cmnty. Proj.) Series 1999, 3.6%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)	5,600	5,600
Middletown Hosp. Facilities Rev. Participating VRDN Series MT 239, 3.56% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	12,495	12,495
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 3.47%, VRDN (a)	13,700	13,700
Ohio Gen. Oblig. Participating VRDN Series ROC II R1068, 3.51% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	2,885	2,885
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series EGL 7053020 Class A, 3.51% (Liquidity Facility Citibank NA) (a)(e)	17,120	17,120
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
Participating VRDN:
Series BA 98 B, 3.62% (Liquidity Facility Bank of America NA) (a)(d)(e)	$ 20,300	$ 20,300
Series BA 98 Q, 3.62% (Liquidity Facility Bank of America NA) (a)(d)(e)	20,395	20,395
Series LB 03 L46J, 3.36% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(e)	4,400	4,400
Series PT 241, 3.54% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(d)(e)	480	480
Series PT 582, 3.54% (Liquidity Facility Svenska Handelsbanken AB) (a)(d)(e)	2,700	2,700
Series Putters 1334, 3.54% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)(e)	2,265	2,265
(Mortgage-Backed Securities Prog.) Series B, 3.28% (Liquidity Facility Citibank NA), VRDN (a)(d)	18,500	18,500
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Club at Spring Valley Apts. Proj.) Series 1996 A, 3.28%, LOC Key Bank NA, VRDN (a)(d)	3,800	3,800
(Pedcor Invts. Willow Lake Apts. Proj.) Series A, 3.53%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (a)(d)	2,400	2,400
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 3.34%, LOC Bank of America NA, VRDN (a)(d)	8,100	8,100
Richland County Indl. Dev. Rev. (Sabin Robbins Paper Co. Proj.) Series 1997, 3.6%, LOC Lasalle Bank Midwest NA, VRDN (a)(d)	700	700
Stark County Indl. Dev. Rev. (H-P Products, Inc. Proj.) 3.36%, LOC Key Bank NA, VRDN (a)(d)	2,200	2,200
		233,168
Oklahoma - 1.3%
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 04 3, 3.56% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)(e)	22,500	22,500
Comanche County Indl. Dev. Auth. Rev. (Silver Line Plastics Corp. Proj.) Series 2000, 3.53%, LOC Wachovia Bank NA, VRDN (a)(d)	6,500	6,500
Grand River Dam Auth. Rev. Participating VRDN Series PT 1953, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	9,995	9,995
Guymon Util. Auth. Rev. (Seaboard Proj.) Series 1995, 3.52%, LOC SunTrust Banks, Inc., VRDN (a)(d)	3,300	3,300
Muskogee Med. Ctr. Auth. Rev. 3.52%, LOC Bank of America NA, VRDN (a)	7,300	7,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - continued
Oklahoma Cap. Impt. Auth. Facilities Participating VRDN Series PT 3284, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	$ 9,000	$ 9,000
Oklahoma City Gen. Oblig. Participating VRDN Series Putters 743, 3.51% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,590	2,590
Oklahoma Dev. Fin. Auth. Rev.:
Bonds (ConocoPhillips Co. Proj.) 3.45%, tender 12/1/06 (a)(d)	2,000	2,000
(ConocoPhillips Co. Proj.) 3.25%, LOC JPMorgan Chase Bank, VRDN (a)(d)	3,000	3,000
(Shawnee Fdg. LP Proj.) Series 1996, 3.52%, LOC Bank of Nova Scotia, VRDN (a)(d)	3,100	3,100
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN:
Series LB 03 L29J, 3.36% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(e)	5,700	5,700
Series LB 99 A5, 3.36% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(d)(e)	1,720	1,720
Oklahoma Student Ln. Auth. Rev.:
Series 2002 A1, 3.25% (MBIA Insured), VRDN (a)(d)	22,125	22,125
Series 2003 A2, 3.25% (MBIA Insured), VRDN (a)(d)	24,000	24,000
Series 2006 A1, 3.29% (MBIA Insured), VRDN (a)(d)	60,000	60,000
Series A, 3.25% (MBIA Insured), VRDN (a)(d)	10,000	10,000
Tulsa County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series MS 1068, 3.53% (Liquidity Facility Morgan Stanley) (a)(d)(e)	5,870	5,870
Tulsa Indl. Auth. Indl. Dev. Rev. (Southwest United Ind., Inc./Southwest Aeroservices Proj.) Series 1998, 3.57%, LOC Bank of America NA, VRDN (a)(d)	2,000	2,000
Tulsa Int'l. Arpt. Gen. Rev. Participating VRDN:
Series BA 97 B1, 3.67% (Liquidity Facility Bank of America NA) (a)(d)(e)	9,485	9,485
Series BA 97 B2, 3.62% (Liquidity Facility Bank of America NA) (a)(e)	7,000	7,000
		217,185
Oregon - 0.7%
Clackamus County School District #7J Participating VRDN Series PT 3066, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	9,515	9,515
Multnomah County Hosp. Facilities Auth. Rev. Participating VRDN Series PA 1257, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Oregon Econ. & Cmnty. Econ. Dev. Rev. (American Bridge Co. Proj.) Series 205, 3.58%, LOC Nat'l. City Bank, PA, VRDN (a)(d)	$ 4,265	$ 4,265
Oregon Gen. Oblig. Participating VRDN Series ROC II R6067, 3.51% (Liquidity Facility Citibank NA) (a)(e)	10,685	10,685
Oregon Homeowner Rev. Participating VRDN:
Series MT 227, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	9,995	9,995
Series MT 228, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	36,400	36,400
Oregon Hsg. & Cmnty. Svcs. Dept. Mtg. Rev. Participating VRDN Series Merlots 01 B5, 3.32% (Liquidity Facility Wachovia Bank NA) (a)(d)(e)	6,100	6,100
Port Morrow Poll. Cont. Rev. Participating VRDN Series FRRI 03 F4J, 3.41% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(e)	11,750	11,750
Portland Hsg. Auth. Rev. (New Columbia - Trouton Proj.) 3.52%, LOC Bank of America NA, VRDN (a)(d)	24,730	24,730
		118,440
Pennsylvania - 4.4%
Allegheny County Arpt. Rev. Participating VRDN Series PA 567, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	10,905	10,905
Allegheny County Hosp. Dev. Auth. Rev.:
Bonds:
(South Hills Health Sys. Proj.) Series 2000 A, 2.95%, tender 6/1/06, LOC PNC Bank NA, Pittsburgh (a)	5,600	5,600
Series PT 762, 2.85%, tender 6/15/06 (Liquidity Facility Landesbank Hessen-Thuringen) (a)(e)(f)	33,915	33,915
Participating VRDN Series Putters 1281, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	20,600	20,600
Allegheny County Indl. Dev. Auth. Rev. (UPMC Children's Hosp. Proj.) Series 2004 A, 3.6%, VRDN (a)	40,400	40,400
Berks County Indl. Dev. Auth. Indl. Dev. Rev. Bonds (American Wtr. Cap. Corp. Proj.) Series 1996, 3.66% tender 6/8/06, CP mode (d)	16,700	16,700
Bucks County Indl. Dev. Auth. Wtr. Facilities Rev. Participating VRDN Series PA 1139, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	6,000	6,000
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.):
Series 1998 A1, 3.42%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (a)(d)	70,300	70,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.): - continued
Series 1998 A2, 3.4%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (a)(d)	$ 12,805	$ 12,805
Crawford County Indl. Dev. Auth. Rev. (Clear Lake Lumber, Inc. Proj.) Series 1997, 3.59%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	1,825	1,825
Delaware County Indl. Dev. Auth. Rev. Participating VRDN Series PA 1295, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	11,100	11,100
Harrisburg Auth. Wtr. Rev. Series A, 3.52% (FGIC Insured), VRDN (a)	11,200	11,200
Lehigh County Indl. Dev. Auth. Rev. (Mancor Industries, Inc. Proj.) 3.59%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	2,500	2,500
Northampton County Indl. Dev. Auth. Rev.:
Bonds (American Wtr. Cap. Corp. Proj.) Series 1991:
3.66% tender 6/8/06, CP mode (d)	15,450	15,450
3.85% tender 7/13/06, CP mode (d)	18,250	18,250
(Binney & Smith, Inc. Proj.) Series 1997 A, 3.29%, LOC JPMorgan Chase Bank, VRDN (a)(d)	1,900	1,900
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Merck & Co. Proj.) Series 2000, 3.54%, VRDN (a)(d)	17,000	17,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(Giffen, Schlaegle & Pirilla Group Proj.) Series 1992 A3 Class A, 3.55%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	75	75
Series 1994 B3, 3.55%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	700	700
Series 1996 D5, 3.55%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	1,800	1,800
Series 1997 B1, 3.55%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	900	900
Series 1997 B4, 3.55%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	900	900
Series 1997 B6, 3.55%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	300	300
Series 1997 B8, 3.55%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	600	600
Series 1997 B9, 3.55%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	500	500
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 3.72%, VRDN (a)(d)	10,900	10,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Wastewtr. Treatment Rev. (Sunoco, Inc. (R&M) Proj.):
Series A, 3.695%, VRDN (a)(d)	$ 8,400	$ 8,400
Series B, 3.44% (Sunoco, Inc. Guaranteed), VRDN (a)(d)	6,900	6,900
Pennsylvania Higher Ed. Assistance Agcy. Student Ln. Rev.:
Series 1988 A, 3.23% (AMBAC Insured), VRDN (a)(d)	21,700	21,700
Series 1997 A, 3.32% (AMBAC Insured), VRDN (a)(d)	18,600	18,600
Series 2000 A, 3.32% (AMBAC Insured), VRDN (a)(d)	21,800	21,800
Series 2001 B, 3.52% (FSA Insured), VRDN (a)(d)	31,200	31,200
Series 2002 B, 3.53% (FSA Insured), VRDN (a)(d)	47,200	47,200
Series A:
3.32% (AMBAC Insured), VRDN (a)(d)	20,000	20,000
3.53% (FSA Insured), VRDN (a)(d)	79,000	79,000
Series A1, 3.32% (AMBAC Insured), VRDN (a)(d)	35,400	35,400
Pennsylvania Higher Edl. Facilities Auth. Hosp. Rev. Participating VRDN Series MT 42, 3.53% (Liquidity Facility Lloyds TSB Bank PLC) (a)(e)	25,700	25,700
Pennsylvania Hsg. Fin. Agcy. Participating VRDN:
Series LB 04 L80, 3.39% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(e)	5,400	5,400
Series PA 1235, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	3,800	3,800
Series PA 930, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	1,000	1,000
Series PT 2190, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	10,120	10,120
Series PT 890, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	22,600	22,600
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Participating VRDN Series Putters 366Z, 3.51% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,000	5,000
Philadelphia Arpt. Rev.:
Participating VRDN Series SG 118, 3.55% (Liquidity Facility Societe Generale) (a)(d)(e)	9,715	9,715
Series 2005 C, 3.3% (MBIA Insured), VRDN (a)(d)	11,000	11,000
Philadelphia Auth. for Indl. Dev. Arpt. Rev. Participating VRDN Series PA 882, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	3,795	3,795
Philadelphia Redev. Auth. Rev. Participating VRDN Series DB 134, 3.52% (Liquidity Facility Deutsche Bank AG) (a)(d)(e)	6,800	6,800
Philadelphia School District Participating VRDN Series EGL 7050036 Class A, 3.51% (Liquidity Facility Citibank NA) (a)(e)	10,820	10,820
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN Series EGL 7050050 Class A, 3.51% (Liquidity Facility Citibank NA) (a)(e)	$ 15,305	$ 15,305
Pittsburgh Urban Redev. Auth. Single Family Mortgage Rev. Participating VRDN Series PT 996, 3.54% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)(e)	13,320	13,320
		747,700
Rhode Island - 0.1%
Rhode Island Econ. Dev. Corp. Participating VRDN:
Series PT 2954, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	2,240	2,240
Series Putters 971, 3.54% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)(e)	3,470	3,470
Rhode Island Econ. Dev. Corp. Rev. Participating VRDN Series PT 3448, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	11,030	11,030
Rhode Island Indl. Facilities Corp. Indl. Dev. Rev. (NFA Corp. Proj.) 3.52%, LOC Fleet Bank NA, VRDN (a)(d)	5,000	5,000
		21,740
South Carolina - 1.9%
Berkeley County School District Participating VRDN Series MSCO 01 656, 3.5% (Liquidity Facility Morgan Stanley) (a)(e)	8,586	8,586
Charleston County School District Participating VRDN Series PT 2100, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	13,705	13,705
Charleston Edl. Excellence Fing. Corp. Rev. Participating VRDN Series ROC II R481X, 3.51% (Liquidity Facility Citibank NA) (a)(e)	15,075	15,075
Darlington County Indl. Dev. Rev. (Nucor Corp. Proj.) Series A, 3.27%, VRDN (a)(d)	4,100	4,100
Dorchester County Indl. Dev. Rev. (SYN Strand, Inc. Proj.) Series 1994, 3.53%, LOC JPMorgan Chase Bank, VRDN (a)(d)	7,650	7,650
Florence-Darlington Commission for Technical Ed. Spl. Fee Rev. Participating VRDN Series PT 2549, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,210	6,210
Greenville County School District Installment Purp. Rev. Participating VRDN Series PA 1367, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	16,000	16,000
Med. Univ. Hosp. Auth. Hosp. Facilities Rev. Participating VRDN Series Austin 05 A, 3.52% (Liquidity Facility Bank of America NA) (a)(e)	36,465	36,465
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
North Charleston Hsg. Auth. Multi-family Hsg. Rev. (Horizon Village Proj. ) Series B, 3.53%, LOC Bank of America NA, VRDN (a)(d)	$ 5,000	$ 5,000
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series A, 3.65%, VRDN (a)	16,000	16,000
Orangeburg County Solid Waste Disp. Facilities Rev. Participating VRDN Series Merlots 97 B, 3.32% (Liquidity Facility Wachovia Bank NA) (a)(d)(e)	8,825	8,825
Piedmont Muni. Pwr. Agcy. Elec. Rev. Participating VRDN Series MSTC 06 252, 3.32% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	6,735	6,735
Richland County School District #2 Participating VRDN Series PT 1646, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	18,060	18,060
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Participating VRDN:
Series BA 01 L, 3.62% (Liquidity Facility Bank of America NA) (a)(d)(e)	2,525	2,525
Series PA 1072, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	5,370	5,370
Series ROC II R398, 3.55% (Liquidity Facility Citibank NA) (a)(d)(e)	2,095	2,095
South Carolina Hsg. Fin. & Dev. Auth. Multi-family Rev.:
(Cedarwoods Apts. Proj.) 3.27%, LOC SunTrust Banks, Inc., VRDN (a)(d)	2,900	2,900
(City Heights Apt. Proj.) Series 2000 A1, 3.52%, LOC SunTrust Banks, Inc., VRDN (a)(d)	5,620	5,620
(Spartanburg Terrace Apt. Proj.) Series 2000 C1, 3.52%, LOC SunTrust Banks, Inc., VRDN (a)(d)	1,960	1,960
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev.:
(Alfmeier Corp. Proj.) 3.58%, LOC Bayerische Landesbank Girozentrale, VRDN (a)(d)	1,900	1,900
(Carolina Ceramics LLC Proj.) 3.53%, LOC Wachovia Bank NA, VRDN (a)(d)	3,600	3,600
(Carolinas Recycling Group Proj.) Series 2001, 3.53%, LOC Wachovia Bank NA, VRDN (a)(d)	3,700	3,700
(Chambers Richland Co. Landfill Proj.) Series 1997, 3.52%, LOC SunTrust Banks, Inc., VRDN (a)(d)	9,000	9,000
(Keys Printing Co. Proj.) 3.63%, LOC JPMorgan Chase Bank, VRDN (a)(d)	1,400	1,400
(Mohawk Ind., Inc. Proj.):
Series 1997 A, 3.57%, LOC Wachovia Bank NA, VRDN (a)(d)	1,100	1,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev.: - continued
(Mohawk Ind., Inc. Proj.):
Series 1997 B, 3.57%, LOC Wachovia Bank NA, VRDN (a)(d)	$ 1,800	$ 1,800
Series C, 3.57%, LOC Wachovia Bank NA, VRDN (a)(d)	6,225	6,225
(Ring Missouri LP Proj.) Series 1999, 3.52%, LOC SunTrust Banks, Inc., VRDN (a)(d)	3,600	3,600
(Turnils North America Proj.) Series 1999, 3.29%, LOC Wachovia Bank NA, VRDN (a)(d)	6,265	6,265
(Waste Mgmt. of South Carolina, Inc. Proj.) Series 2003 A, 3.27%, LOC Wachovia Bank NA, VRDN (a)(d)	5,000	5,000
South Carolina Ports Auth. Ports Rev. Series 1998 B, 3.33% (FSA Insured), VRDN (a)(d)	25,000	25,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series EGL 04 17 Class A, 3.51% (Liquidity Facility Citibank NA) (a)(e)	7,660	7,660
Series EGL 720053021 Class A, 3.51% (Liquidity Facility Citibank NA) (a)(e)	15,615	15,615
South Carolina Trans. Infrastructure Bank Rev. Participating VRDN:
Series PT 2304, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	12,710	12,710
Series PT 2306, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,140	5,140
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 3.75% tender 7/3/06, CP mode	26,000	26,000
		318,596
South Dakota - 0.3%
South Dakota Hsg. Dev. Auth.:
Participating VRDN:
Series Clipper 05 9, 3.56% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)(e)	14,250	14,250
Series LB 05 L18, 3.39% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(e)	11,800	11,800
(Harmony Heights Proj.) Series 2001, 3.6%, LOC Fannie Mae, VRDN (a)(d)	6,500	6,500
Series 2005 G, 3.27% (Liquidity Facility DEPFA BANK PLC), VRDN (a)(d)	8,300	8,300
3.5% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)(d)	10,000	10,000
		50,850
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - 1.6%
Chattanooga Indl. Dev. Board Indl. Rev. (Burner Systems Int'l., Inc. Proj.) 3.52%, LOC JPMorgan Chase Bank, VRDN (a)(d)	$ 4,500	$ 4,500
Cookeville Reg'l. Med. Ctr. Auth. Rev. 3.52%, LOC AmSouth Bank NA, Birmingham, VRDN (a)	22,500	22,500
Cumberland County Indl. Dev. Board Indl. Dev. Rev. (Delbar Products, Inc. Proj.) 3.59%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	1,200	1,200
Jackson Indl. Dev. Board Solid Waste Disp. Rev. (Florida Steel Corp. Proj.) Series 1995, 3.52%, LOC Bank of America NA, VRDN (a)(d)	8,000	8,000
Johnson City Health & Edl. Hosp. Rev. Participating VRDN:
Series MT 241, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	12,995	12,995
Series PA 1351, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,950	4,950
Series PT 922, 3.54% (Liquidity Facility Lloyds TSB Bank PLC) (a)(e)	23,000	23,000
Lewisburg Indl. Dev. Board (Waste Mgmt., Inc., Proj.) 3.55%, LOC Wachovia Bank NA, VRDN (a)(d)	10,000	10,000
Loudon County Indl. Dev. Board Exempt Facilities Rev. (Kimberly-Clark Corp. Proj.) 3.29%, VRDN (a)(d)	11,600	11,600
McMinn County Indl. Dev. Board Solid Waste Disp. Facilities Rev. (Bowater, Inc. Proj.) Series 1999, 3.53%, LOC Wachovia Bank NA, VRDN (a)(d)	20,000	20,000
Memphis Elec. Sys. Rev. Participating VRDN:
Series Putters 377, 3.51% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	14,000	14,000
Series Putters 378, 3.51% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	17,815	17,815
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Participating VRDN:
Series Merlots 00 C, 3.32% (Liquidity Facility Wachovia Bank NA) (a)(d)(e)	22,000	22,000
Series PT 706, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	5,525	5,525
Series PT 718, 3.55% (Liquidity Facility BNP Paribas SA) (a)(d)(e)	4,995	4,995
Metropolitan Nashville Arpt. Auth. Passenger Fac. Charge Rev. 3.27%, LOC SunTrust Banks, Inc., VRDN (a)(d)	10,400	10,400
Morristown Indl. Dev. Board Indl. Dev. Rev. (BOS Automotive Prod. Proj.) 3.57%, LOC Landesbank Baden-Wuert, VRDN (a)(d)	5,000	5,000
Selmer McNairy County Indl. Dev. Board Rev. (United Stainless Proj.) 3.52%, LOC Lasalle Bank NA, VRDN (a)(d)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Sevier County Pub. Bldg. Auth. Rev. Series II D1, 3.54% (AMBAC Insured), VRDN (a)(d)	$ 16,870	$ 16,870
Shelby County Gen. Oblig. Participating VRDN:
Series EGL 00 4201, 3.51% (Liquidity Facility Citibank NA, New York) (a)(e)	16,045	16,045
Series EGL 01 4202, 3.51% (Liquidity Facility Citibank NA, New York) (a)(e)	15,550	15,550
South Pittsburg Indl. Dev. Board Rev. (Lodge Manufacturing Proj.) 3.52%, LOC SunTrust Banks, Inc., VRDN (a)(d)	500	500
Tennessee Hsg. Dev. Agcy. Participating VRDN:
Series BA 01 H, 3.6% (Liquidity Facility Bank of America NA) (a)(d)(e)	2,960	2,960
Series FRRI 02 L13, 3.36% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(e)	5,075	5,075
Series LB L32J, 3.39% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(e)	4,100	4,100
Volunteer Student Fund Corp. Student Ln. Rev.:
Series 1988 A1, 3.28%, LOC State Street Bank & Trust Co., Boston, VRDN (a)(d)	1,450	1,450
Series 1988 A2, 3.28%, LOC State Street Bank & Trust Co., Boston, VRDN (a)(d)	4,500	4,500
White County Indl. Dev. Board Indl. Dev. Rev. (Genlyte Thomas Group LLC Proj.) Series 2001, 3.27%, LOC Bank of America NA, VRDN (a)(d)	5,000	5,000
		275,530
Texas - 15.5%
Alliance Arpt. Auth. Spl. Facilities Rev. Participating VRDN Series GS 06 2G, 3.56% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(d)(e)	8,830	8,830
Austin Elec. Util. Sys. Rev. Participating VRDN Series EGL 01 4302 Class A, 3.51% (Liquidity Facility Citibank NA, New York) (a)(e)	9,300	9,300
Austin Util. Sys. Rev.:
Participating VRDN Series BA 98 V, 3.55% (Liquidity Facility Bank of America NA) (a)(e)	13,165	13,165
Series A, 3.51% 8/10/06, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	59,533	59,533
Austin Wtr. & Wastewtr. Sys. Rev.:
Bonds Series ROC II R7014, 3.06%, tender 7/12/06 (Liquidity Facility Citibank NA) (a)(e)(f)	6,345	6,345
Participating VRDN:
Series EGL 00 4303, 3.51% (Liquidity Facility Citibank NA, New York) (a)(e)	10,195	10,195
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Wtr. & Wastewtr. Sys. Rev.: - continued
Participating VRDN:
Series ROC II R6029, 3.51% (Liquidity Facility Citibank NA) (a)(e)	$ 4,975	$ 4,975
Bexar County Health Facilities Dev. Corp. Rev. (Warm Springs Rehabilitation Proj.) Series 1997, 3.56%, LOC JPMorgan Chase Bank, VRDN (a)	3,300	3,300
Bexar County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Rosemont at Acme Apts. Proj.) 3.53%, LOC Wachovia Bank NA, VRDN (a)(d)	6,750	6,750
Board of Regents of The Univ. of Texas Sys. Permanent Univ. Fund Participating VRDN:
Series MS 1023, 3.5% (Liquidity Facility Morgan Stanley) (a)(e)	14,125	14,125
Series SG B55, 3.51% (Liquidity Facility Societe Generale) (a)(e)	26,000	26,000
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.):
Series 2001 D1, 3.28%, LOC Wachovia Bank NA, VRDN (a)(d)	36,900	36,900
Series 2001 D2, 3.28%, LOC Wachovia Bank NA, VRDN (a)(d)	23,300	23,300
Brazos River Hbr. Navigation Brazoria County Envir. Facilities Rev. (Dow Chemical Co. Proj.) Series A2, 3.7%, VRDN (a)(d)	9,500	9,500
Brazosport Independent School District Participating VRDN Series PT 2315, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,340	5,340
Brownsville Gen. Oblig. Participating VRDN Series Putters 1038, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	6,715	6,715
Brownsville Independent School District Participating VRDN Series Putters 1059, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	6,770	6,770
Brownsville Indl. Dev. Corp. Rev. (Rich-Seapak Corp. Proj.) Series 1997, 3.52%, LOC HSBC Bank USA, VRDN (a)(d)	6,250	6,250
Brownsville Util. Sys. Rev. Participating VRDN:
Series Putters 1132, 3.51% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	11,965	11,965
Series ROC II R4074, 3.51% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	10,390	10,390
Burleson Gen. Oblig. Participating VRDN Series PT 2545, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,580	6,580
Calhoun County Navigation District Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) 3.53%, LOC Wachovia Bank NA, VRDN (a)(d)	6,885	6,885
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Calhoun County Navigation District Poll. Cont. Rev. (Formosa Plastics Corp., Texas Proj.) 3.53%, LOC Wachovia Bank NA, VRDN (a)(d)	$ 10,000	$ 10,000
Calhoun County Navigation District Port Rev. (Formosa Plastics Corp. Proj.) Series 2000, 3.52%, LOC Bank of America NA, VRDN (a)(d)	5,500	5,500
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics Corp. Proj.):
Series 2000, 3.53%, LOC Wachovia Bank NA, VRDN (a)(d)	25,000	25,000
3.53%, LOC Wachovia Bank NA, VRDN (a)(d)	25,000	25,000
Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. (Marble Falls Vistas Apts. Proj.) 3.53%, LOC Fannie Mae, VRDN (a)(d)	3,000	3,000
Crowley Independent School District Participating VRDN Series PT 3041, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	12,345	12,345
Cypress-Fairbanks Independent School District:
Bonds Series AAB 02 13, 3.51%, tender 6/7/06 (Liquidity Facility ABN-AMRO Bank NV) (a)(e)	9,940	9,940
Participating VRDN:
Series PT 1649, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	990	990
Series PT 3405, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	16,260	16,260
Series Putters 1308, 3.51% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	8,660	8,660
Dallas Area Rapid Transit Sales Tax Rev.:
Participating VRDN Series PA 1195, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,265	5,265
Series 2001, 3.6% 8/1/06 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	27,500	27,500
Dallas County Util. & Reclamation District Rev. Participating VRDN Series PA 1136R, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,575	6,575
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN:
Series EGL 03 20 Class A, 3.55% (Liquidity Facility Citibank NA, New York) (a)(d)(e)	16,800	16,800
Series FRRI 02 L29J, 3.36% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(e)	12,735	12,735
Series LB 06 P19U, 3.36% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(e)	9,975	9,975
Series Merlots 00 II, 3.32% (Liquidity Facility Wachovia Bank NA) (a)(d)(e)	14,895	14,895
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN: - continued
Series Merlots 02 A13, 3.3% (Liquidity Facility Wachovia Bank NA) (a)(d)(e)	$ 13,620	$ 13,620
Series Merlots 03 A34, 3.3% (Liquidity Facility Wachovia Bank NA) (a)(d)(e)	4,990	4,990
Series PT 2156, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	5,215	5,215
Series PT 2318, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	5,595	5,595
Series PT 682, 3.55% (Liquidity Facility Svenska Handelsbanken AB) (a)(d)(e)	9,005	9,005
Series Putters 1019, 3.54% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	2,035	2,035
Series Putters 1022, 3.54% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	4,470	4,470
Series Putters 1259, 3.54% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	5,810	5,810
Series Putters 201, 3.54% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	18,245	18,245
Series Putters 202, 3.54% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	23,220	23,220
Series Putters 350, 3.54% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	7,140	7,140
Series Putters 353, 3.54% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	7,220	7,220
Series Putters 354, 3.54% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	5,000	5,000
Series Putters 355, 3.54% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	7,995	7,995
Series Putters 604, 3.54% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)(e)	2,145	2,145
Series Putters 778, 3.54% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	4,015	4,015
Series RF 03 4, 3.62% (Liquidity Facility Bank of New York, New York) (a)(d)(e)	17,230	17,230
Series ROC II R268, 3.55% (Liquidity Facility Citibank NA) (a)(d)(e)	3,000	3,000
Dallas Gen. Oblig. Participating VRDN Series Putters 598, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	5,875	5,875
Dallas Independent School District Participating VRDN:
Series EGL 7050034, Class A, 3.51% (Liquidity Facility Citibank NA) (a)(e)	19,060	19,060
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Dallas Independent School District Participating VRDN: - continued
Series PT 2181, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	$ 3,625	$ 3,625
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series EGL 06 109 Class A, 3.51% (Liquidity Facility Citibank NA) (a)(e)	22,295	22,295
Denton County Gen. Oblig. Participating VRDN Series PT 2983, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,920	6,920
Dripping Springs Independent School District Participating VRDN Series PT 3107, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	9,070	9,070
Dublin Econ. Dev. Corp. Indl. Dev. Auth. Rev. (Universal Blanchers LLC Proj.) 3.58%, LOC Harris NA, VRDN (a)(d)	4,200	4,200
Eagle Mountain & Saginaw Independent School District Participating VRDN Series SGA 03 141, 3.26% (Liquidity Facility Societe Generale) (a)(e)	6,000	6,000
Ector County Independent School District Participating VRDN Series EGL 02 4301 Class A, 3.51% (Liquidity Facility Citibank NA, New York) (a)(e)	4,120	4,120
Edinburg Consolidated Independent School District Participating VRDN Series Putters 1027, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	11,710	11,710
Fort Bend County Hsg. Fin. Corp. Single Family Rev. Participating VRDN Series FRRI 02 L14, 3.36% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(e)	1,975	1,975
Frenship Independent School District Participating VRDN Series PT 3036, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,975	5,975
Frisco Gen. Oblig. Participating VRDN Series PT 1933, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	16,045	16,045
Frisco Independent School District Participating VRDN:
Series DB 157, 3.5% (Liquidity Facility Deutsche Bank AG) (a)(e)	7,275	7,275
Series SGC 06 1, 3.51% (Liquidity Facility Societe Generale) (a)(e)	5,700	5,700
Galena Park Independent School District Participating VRDN Series SG 154, 3.5% (Liquidity Facility Societe Generale) (a)(e)	20,965	20,965
Galveston Indl. Dev. Corp. Rev. (Mitchell Interests Proj.) 3.39%, LOC JPMorgan Chase Bank, VRDN (a)(d)	1,500	1,500
Garland Hsg. Fin. Corp. Multi-family Hsg. Rev. (Primrose at Crist Apts. Proj.) 3.56%, LOC Wachovia Bank NA, VRDN (a)(d)	6,900	6,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Garland Independent School District Bonds Series ROC II R2213, 3.45%, tender 8/10/06 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)(f)	$ 5,345	$ 5,345
Georgetown Indl. Dev. Corp. Rev. (Chatsworth Products, Inc. Proj.) Series 1996, 3.75%, LOC SunTrust Banks, Inc., VRDN (a)(d)	4,075	4,075
Granbury Independent School District Participating VRDN Series PT 3080, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,655	7,655
Grapevine Gen. Oblig. Participating VRDN Series PT 3055, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,295	5,295
Greater East Texas Higher Ed. Auth. Student Ln. Rev. Bonds Series 1993 B, 2.95%, tender 6/1/07, LOC State Street Bank & Trust Co., Boston (a)(d)	30,000	30,000
Gulf Coast Indl. Dev. Auth. (Mueller Flow Tech., Inc. Proj.) Series 1997, 3.51%, LOC JPMorgan Chase Bank, VRDN (a)(d)	3,280	3,280
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev. (Air Products Proj.):
3.28% (Air Products & Chemicals, Inc. Guaranteed), VRDN (a)(d)	15,000	15,000
3.28% (Air Products & Chemicals, Inc. Guaranteed), VRDN (a)(d)	12,700	12,700
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 3.52%, LOC JPMorgan Chase Bank, VRDN (a)(d)	14,000	14,000
Harlingen Indl. Dev. Auth. Indl. Dev. Rev. (Gibbs-Texas Die Casting Proj.) 3.67%, LOC Fifth Third Bank, Cincinnati, VRDN (a)(d)	4,425	4,425
Harris County Flood Cont. District Participating VRDN Series PT 3277, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	2,990	2,990
Harris County Gen. Oblig. Participating VRDN:
Series EGL 06 2 Class A, 3.51% (Liquidity Facility Citibank NA) (a)(e)	5,580	5,580
Series PT 1623, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,955	5,955
Series Putters 1172Z, 3.51% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,835	5,835
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Baypointe Apts. Proj.) 3.34%, LOC Citibank NA, VRDN (a)(d)	6,800	6,800
(Louetta Village Apts. Proj.) 3.53%, LOC Fannie Mae, VRDN (a)(d)	7,100	7,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev.: - continued
(Primrose Aldine Bender Apt. Proj.) 3.53%, LOC Fannie Mae, VRDN (a)(d)	$ 6,170	$ 6,170
(Primrose at Bammel Apts. Proj.) 3.53%, LOC Fannie Mae, VRDN (a)(d)	12,600	12,600
(Quail Chase Apts. Proj.) Series 1999, 3.52%, LOC Gen. Elec. Cap. Corp., VRDN (a)(d)	11,110	11,110
(Wellington Park Apts. Proj.) 3.53%, LOC Fannie Mae, VRDN (a)(d)	5,500	5,500
Harrison County Health Facilities Dev. Corp. Rev. (Marshall Reg'l. Med. Ctr. Proj.) 3.57%, LOC AmSouth Bank NA, Birmingham, VRDN (a)	7,250	7,250
Hays Consolidated Independent School District Participating VRDN Series PT 2543, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,015	4,015
Houston Arpt. Sys. Rev. Participating VRDN:
Series Merlots 01 B4, 3.32% (Liquidity Facility Wachovia Bank NA) (a)(d)(e)	4,675	4,675
Series MSTC 00 98, 3.26% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	19,965	19,965
Series PT 1468, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	10,165	10,165
Series ROC II R40, 3.55% (Liquidity Facility Citibank NA) (a)(d)(e)	10,125	10,125
Series ROC II R41, 3.55% (Liquidity Facility Citibank NA) (a)(d)(e)	12,825	12,825
Houston Gen. Oblig.:
Participating VRDN Series PT 2974, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,455	7,455
Series 2003 D, 3.56% 8/16/06 (Liquidity Facility DEPFA BANK PLC), CP	10,000	10,000
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Series A, 3.75% 8/10/06, CP	25,500	25,500
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Fairlake Cove Apts. Proj.) 3.34%, LOC Citibank NA, VRDN (a)(d)	5,000	5,000
(Little Nell Apts. Proj.) 3.53%, LOC Fannie Mae, VRDN (a)(d)	13,700	13,700
(Mayfair Park Apts. Proj.) 3.53%, LOC Fannie Mae, VRDN (a)(d)	3,000	3,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Independent School District:
Bonds:
Series Putters 1078, 3.6%, tender 8/24/06 (Liquidity Facility JPMorgan Chase & Co.) (a)(e)(f)	$ 2,925	$ 2,925
2.77%, tender 6/14/06 (Permanent School Fund of Texas Guaranteed) (a)	31,200	31,200
Participating VRDN:
Series PT 3161, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	8,055	8,055
Series PT 3402, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	16,150	16,150
Houston Indl. Dev. Corp. Rev. (Aero Houston East LP Proj.) Series 2003 A, 3.6%, LOC JPMorgan Chase Bank, VRDN (a)(d)	4,740	4,740
Houston Occupancy Tax and Spl. Rev. Participating VRDN Series MSTC 06 254, 3.32% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	7,635	7,635
Houston Util. Sys. Rev.:
Bonds Series PT 3197, 3.64%, tender 9/1/06 (Liquidity Facility Dexia Cr. Local de France) (a)(e)(f)	15,180	15,180
Participating VRDN:
ROC II R 4063, 3.51% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	9,955	9,955
Series IXIS 05 23, 3.5% (Liquidity Facility CDC Fin.-CDC IXIS) (a)(e)	10,845	10,845
Series PA 1372R, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	15,830	15,830
Series TOC 04 A, 3.51% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(e)	12,600	12,600
Series 2004 A, 3.65% 8/1/06 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	20,000	20,000
Houston Wtr. & Swr. Sys. Rev. Participating VRDN:
Series EGL 02 4302 Class A, 3.51% (Liquidity Facility Citibank NA, New York) (a)(e)	21,830	21,830
Series SGB 24, 3.5% (Liquidity Facility Societe Generale) (a)(e)	6,840	6,840
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 3.27%, VRDN (a)(d)	6,300	6,300
Katy Independent School District Participating VRDN Series PT 1598, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,620	5,620
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lancaster Independent School District Participating VRDN Series PA 1264, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	$ 7,500	$ 7,500
Laredo Int'l. Toll Bridge Rev. Participating VRDN Series PT 3106, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,855	6,855
Leander Independent School District Participating VRDN Series Piper 2005 C, 3.56% (Liquidity Facility Bank of New York, New York) (a)(e)	8,840	8,840
Lehman Brothers Pooled Muni. Trust Receipts Participating VRDN Series LB 05 L16, 3.36% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(e)	21,661	21,661
Lower Colorado River Auth. Rev. Participating VRDN:
Series EGL 00 4302, 3.51% (Liquidity Facility Citibank NA, New York) (a)(e)	6,000	6,000
Series EGL 01 4313 Class A, 3.51% (Liquidity Facility Citibank NA, New York) (a)(e)	7,500	7,500
Series PT 2004, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,740	5,740
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (Onyx Envir. Svcs. Proj.) 3.52%, LOC Bank of America NA, VRDN (a)(d)	7,550	7,550
Lubbock Gen. Oblig. Participating VRDN Series ROC II R4532, 3.51% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	5,140	5,140
McAllen Independent School District Participating VRDN:
Series PT 3082, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	11,820	11,820
Series SGB 61, 3.51% (Liquidity Facility Societe Generale) (a)(e)	13,600	13,600
McAllen Wtrwks. & Swr. Sys. Rev. Bonds Series Putters 1064, 3.6%, tender 8/24/06 (Liquidity Facility JPMorgan Chase & Co.) (a)(e)(f)	5,900	5,900
Mineral Wells Ind. Dev. Corp. Rev. (Ameron Int'l. Corp. Proj.) 3.68%, LOC Bank of America NA, VRDN (a)(d)	7,200	7,200
Montgomery County Gen. Oblig. Participating VRDN Series PT 2339, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,885	6,885
Montgomery County Hsg. Fin. Corp. Multifamily Hsg. Rev. (Conroe Lodge at Silverdale Apt. Homes Proj.) 3.56%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	7,820	7,820
North Central Health Facilities Dev. Corp. Rev. Bonds (Dallas Methodist Hosp. Proj.) Series 1999, 3.38% tender 8/7/06 (AMBAC Insured) (Liquidity Facility Dexia Cr. Local de France), CP mode	12,000	12,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
North East Texas Independent School District Participating VRDN Series SG 143, 3.5% (Liquidity Facility Societe Generale) (a)(e)	$ 13,000	$ 13,000
North Harris Montgomery Cmnty. College District Rev. Participating VRDN Series Putters 1091, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	6,025	6,025
North Texas Higher Ed. Auth. Student Ln. Rev.:
Series 1991 C, 3.25% (AMBAC Insured), VRDN (a)(d)	10,000	10,000
Series 1991 F, 3.25% (AMBAC Insured), VRDN (a)(d)	5,500	5,500
Series 2005 C, 3.25%, LOC Bank of America NA, LOC Lloyds TSB Bank PLC, VRDN (a)(d)	45,600	45,600
Series 2006 A, 3.25% (AMBAC Insured), VRDN (a)(d)	33,245	33,245
Series A, 3.25% (AMBAC Insured), VRDN (a)(d)	4,900	4,900
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Participating VRDN Series EGL 720050025 Class A, 3.51% (Liquidity Facility Citibank NA) (a)(e)	8,000	8,000
Northside Independent School District Participating VRDN:
Series PT 2254, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,370	5,370
Series ROC II R6071, 3.51% (Liquidity Facility Citibank NA) (a)(e)	2,200	2,200
Odessa Wtr. & Swr. Rev. Participating VRDN Series EGL 01 4307, 3.51% (Liquidity Facility Citibank NA, New York) (a)(e)	9,500	9,500
Pasadena Gen. Oblig. Participating VRDN Series Putters 1037, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	5,550	5,550
Pearland Gen. Oblig. Participating VRDN Series PT 2364, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,755	5,755
Plano Independent School District Bonds Series ROC II R2106, 3.45%, tender 8/10/06 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)(f)	6,460	6,460
Polly Ryon Hosp. Auth. Texas Rev. (Polly Ryon Memorial Hosp. Proj.) 3.56%, LOC JPMorgan Chase Bank, VRDN (a)	6,150	6,150
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products & Chemicals, Inc. Proj.) 3.62% (Air Products & Chemicals, Inc. Guaranteed), VRDN (a)(d)	8,300	8,300
Port of Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) 3.35%, VRDN (a)(d)	50,630	50,630
Princeton Independent School District Participating VRDN Series SGB 02 41A, 3.51% (Liquidity Facility Societe Generale) (a)(e)	3,500	3,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Arpt. Sys. Rev. Participating VRDN:
Series MT 136, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	$ 4,995	$ 4,995
Series PT 2796, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	6,000	6,000
Series Putters 888, 3.54% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)(e)	6,345	6,345
Series Stars 107, 3.55% (Liquidity Facility BNP Paribas SA) (a)(d)(e)	8,595	8,595
San Antonio Elec. & Gas Systems Rev. Participating VRDN:
Series PT 2649, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	13,055	13,055
Series Putters 1121, 3.51% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,820	6,820
Series Putters 771, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	4,655	4,655
Series SG 105, 3.5% (Liquidity Facility Societe Generale) (a)(e)	9,500	9,500
San Antonio Gen. Oblig. Participating VRDN:
Series ROC II R7519, 3.51% (Liquidity Facility Citibank NA) (a)(e)	5,140	5,140
Series Stars 150, 3.5% (Liquidity Facility BNP Paribas SA) (a)(e)	5,850	5,850
San Antonio Independent School District Bonds Series AAB 01 28, 3.52%, tender 6/7/06 (Liquidity Facility ABN-AMRO Bank NV) (a)(e)	15,500	15,500
San Antonio Indl. Dev. Auth. Indl. Dev. Rev. (LGC Bldg. & KLN Steel Proj.) Series 1998, 3.57%, LOC Bank of America NA, VRDN (a)(d)	3,300	3,300
San Antonio Wtr. Sys. Rev. Participating VRDN:
Series Putters 1196, 3.51% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	14,210	14,210
Series SG 02 159, 3.5% (Liquidity Facility Societe Generale) (a)(e)	22,500	22,500
San Marcos Consolidated Independent School District Participating VRDN Series PT 2284, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	8,740	8,740
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 3.56%, LOC JPMorgan Chase Bank, VRDN (a)	9,025	9,025
Tarrant Reg'l. Wtr. District Wtr. Rev. Participating VRDN Series PT 3425, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	18,755	18,755
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Terrell Dev. Corp. Indl. Dev. Rev. (Consolidated Sys. Proj.) 3.53%, LOC Wachovia Bank NA, VRDN (a)(d)	$ 3,100	$ 3,100
Texas A&M Univ. Rev. Participating VRDN Series Putters 946, 3.46% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,785	3,785
Texas Dept. Hsg. & Cmnty. Affairs Mtg. Rev. Participating VRDN Series LB 04 L2, 3.28% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(e)	5,085	5,085
Texas Dept. Hsg. & Cmnty. Affairs Residential Mtg. Rev. Participating VRDN Series LB 05 L4J, 3.36% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(e)	9,530	9,530
Texas Dept. Hsg. & Cmnty. Affairs Single Family Rev.:
Participating VRDN:
Series FRRI 02 L9, 3.36% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(e)	9,110	9,110
Series LB 04 L16, 3.36% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(e)	4,805	4,805
Series LB 04 L79, 3.36% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(e)	9,765	9,765
Series ROC II R178, 3.55% (Liquidity Facility Citibank NA) (a)(d)(e)	4,145	4,145
Series 2004 B, 3.25% (FSA Insured), VRDN (a)(d)	20,300	20,300
Series 2004 D, 3.51% (FSA Insured), VRDN (a)(d)	5,800	5,800
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Rev.:
(Bristol Apts. Proj.) 3.53%, LOC Fannie Mae, VRDN (a)(d)	4,000	4,000
(Chisholm Trail Proj.) 3.53%, LOC Fannie Mae, VRDN (a)(d)	6,000	6,000
(Lafayette Village Apts. Proj.) 3.56%, LOC Bank of America NA, VRDN (a)(d)	7,000	7,000
(Pinnacle Apts. Proj.) 3.53%, LOC Fannie Mae, VRDN (a)(d)	7,500	7,500
(Post Oak East Apts. Proj.) Series A, 3.53%, LOC Fannie Mae, VRDN (a)(d)	8,000	8,000
Texas Gen. Oblig.:
Bonds (College Student Ln. Prog.):
3.8%, tender 6/1/06 (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)	14,925	14,925
3.8%, tender 6/1/06 (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)	3,110	3,110
3.8%, tender 6/1/06 (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)	3,670	3,670
3.8%, tender 6/1/06 (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)	5,565	5,565
3.8%, tender 6/1/06 (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)	4,975	4,975
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Gen. Oblig.: - continued
Participating VRDN:
Series FRRI 01 L41, 3.39% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(e)	$ 11,645	$ 11,645
Series MACN 05 I, 3.51% (Liquidity Facility Bank of America NA) (a)(e)	4,695	4,695
Series Merlots 00 QQ, 3.32% (Liquidity Facility Wachovia Bank NA) (a)(d)(e)	22,045	22,045
Series MT 109, 3.5% (Liquidity Facility Svenska Handelsbanken AB) (a)(d)(e)	5,475	5,475
Series PA 1063, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	8,995	8,995
Series PA 631R, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	7,600	7,600
Series PA 975, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	7,495	7,495
Series PT 3026, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,160	4,160
Series PT 3049, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	8,510	8,510
Series Putters 1016, 3.51% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,315	3,315
(Veterans Hsg. Assistance Prog.):
Fund II Series 2002 A2:
3.28%, VRDN (a)(d)	8,715	8,715
3.28%, VRDN (a)(d)	11,650	11,650
Series A, 3.36% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(d)	25,435	25,435
(Veterans Land Proj.) Series A, 3.28%, VRDN (a)(d)	29,315	29,315
Series IIB, 3.36% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(d)	10,000	10,000
TRAN 4.5% 8/31/06	252,100	252,918
Texas Pub. Fin. Auth. Series 2002 A, 3.65% 9/8/06 (Liquidity Facility Texas Gen. Oblig.), CP	15,600	15,600
Texas Tpk. Auth. 1 Tier Rev. Participating VRDN Series EGL 02 6004 Class A, 3.51% (Liquidity Facility Citibank NA, New York) (a)(e)	12,650	12,650
Texas Tpk. Auth. Central Tpk. Sys. Rev. Participating VRDN:
Series MSTC 256, 3.32% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	11,045	11,045
Series Stars 06 155, 3.55% (Liquidity Facility BNP Paribas SA) (a)(e)	9,580	9,580
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Trans. Commission State Hwy. Fund Rev. Participating VRDN Series Putters 1297, 3.51% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	$ 26,165	$ 26,165
Town Ctr. Impt. District Sales & Hotel Occupancy Tax Participating VRDN Series PA 884R, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,000	5,000
Travis County Hsg. Fin. Corp. (Rosemont at Old Manor Apts.) 3.53%, LOC Fannie Mae, VRDN (a)(d)	6,700	6,700
Tyler Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series PT 833, 3.5% (Liquidity Facility Svenska Handelsbanken AB) (a)(e)	17,175	17,175
Univ. of Texas Univ. Revs.:
Participating VRDN:
Series EGL 06 108 Class A, 3.51% (Liquidity Facility Citibank NA) (a)(e)	18,810	18,810
Series Putters 584, 3.51% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,000	5,000
Series Stars 152, 3.5% (Liquidity Facility BNP Paribas SA) (a)(e)	7,210	7,210
Series 2002 A:
3.46% 7/17/06 (Liquidity Facility Utmico), CP	20,000	20,000
3.48% 7/12/06 (Liquidity Facility Utmico), CP	25,000	25,000
Victory Street Pub. Facility Corp. Multi-family Hsg. Rev. (Uvalde Ranch Apts. Proj.) 3.56%, LOC Bank of America NA, VRDN (a)(d)	6,650	6,650
Waxahachie Gen. Oblig. Participating VRDN Series PT 2273, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,520	5,520
Ysleta Independent School District Participating VRDN Series Putters 1039, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	8,880	8,880
		2,607,312
Utah - 0.4%
Central Utah Wtr. Conservancy District Wtr. Conservancy Rev. Bonds Series ROC II R2202, 3.45%, tender 8/10/06 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)(f)	8,525	8,525
Intermountain Pwr. Agcy. Pwr. Supply Rev. Participating VRDN Series EGL 96 C4402 Class A, 3.51% (Liquidity Facility Citibank NA, New York) (a)(e)	4,170	4,170
Salt Lake County Hosp. Rev. Participating VRDN Series PT 877, 3.51% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(e)	9,990	9,990
Toole City Indl. Dev. Rev. (Nelson & Sons Proj.) Series 1997, 3.36%, LOC Key Bank NA, VRDN (a)(d)	190	190
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Utah Board of Regents Student Ln. Rev.:
Series 1996 Q, 3.25% (AMBAC Insured), VRDN (a)(d)	$ 19,300	$ 19,300
Series W, 3.25% (AMBAC Insured), VRDN (a)(d)	10,000	10,000
Utah Hsg. Corp. Multi-family Hsg. Rev. (Springwood Apts. Proj.) 3.53%, LOC Fannie Mae, VRDN (a)(d)	8,485	8,485
		60,660
Vermont - 0.6%
Univ. of Vermont and State Agricultural College Participating VRDN Series EGL 06 86 Class A, 3.51% (Liquidity Facility Citibank NA) (a)(e)	15,475	15,475
Vermont Edl. & Health Bldgs. Fing. Agcy. Rev. Participating VRDN Series Merlots 00 B7, 3.27% (Liquidity Facility Wachovia Bank NA) (a)(e)	10,205	10,205
Vermont Hsg. Fin. Agcy. Single Family:
Participating VRDN:
Series LB 04 L13, 3.36% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(e)	2,635	2,635
Series LB 04 L76, 3.36% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(e)	5,400	5,400
Series 17 A, 3.25% (FSA Insured), VRDN (a)(d)	7,115	7,115
Vermont Indl. Dev. Auth. Indl. Dev. Rev. (Ryegate Proj.) Series 1990, 3.3%, LOC ABN-AMRO Bank NV, VRDN (a)(d)	7,400	7,400
Vermont Student Assistant Corp. Ed. Ln. Rev. Series 2005 QQ, 3.25% (AMBAC Insured), VRDN (a)(d)	55,385	55,385
		103,615
Virginia - 1.5%
Alexandria Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Fairfield Village Square Proj.) Series A, 3.53%, LOC Fannie Mae, VRDN (a)(d)	17,000	17,000
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. (Gates of Ballston Apartments) 3.28%, LOC RBC Centura Bank, Rocky Mount, VRDN (a)(d)	14,000	14,000
Botetourt County Indl. Dev. Auth. Indl. Dev. Rev. (Virginia Forge Co. Proj.) Series 1996, 3.58%, LOC Harris NA, VRDN (a)(d)	1,165	1,165
Charles City County Econ. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 3.52%, LOC JPMorgan Chase Bank, VRDN (a)(d)	7,000	7,000
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN:
Series PT 2133, 3.56% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	11,000	11,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN: - continued
Series PT 886, 3.56% (Liquidity Facility Lloyds TSB Bank PLC) (a)(e)	$ 13,600	$ 13,600
Fairfax County Econ. Dev. Rev. Exempt Facilities Rev. (Hilltop Sand & Gravel, Inc. Proj.) Series 2000, 3.53%, LOC Wachovia Bank NA, VRDN (a)(d)	3,800	3,800
Fairfax County Wtr. Auth. Wtr. Rev. Participating VRDN Series EGL 06 91 Class A, 3.51% (Liquidity Facility Citibank NA) (a)(e)	14,700	14,700
Frederick County Indl. Dev. Auth. Rev. (Nat'l. Wildlife Federation Proj.) Series 1996, 3.52%, LOC Bank of America NA, VRDN (a)(d)	6,810	6,810
Halifax County Indl. Dev. Auth. Exempt Facilities Rev. Participating VRDN Series PA 1104, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	5,245	5,245
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 3.93% tender 9/6/06, CP mode (d)	10,000	10,000
Hampton Indl. Dev. Auth. Exempt Facilities Rev. (USA Waste of Virginia Landfills, Inc. Proj.) Series 2000, 3.53%, LOC Wachovia Bank NA, VRDN (a)(d)	10,000	10,000
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.):
Series 1984:
3.69% tender 7/6/06, CP mode	4,000	4,000
3.73% tender 6/20/06, CP mode	3,400	3,400
3.75% tender 6/27/06, CP mode	2,400	2,400
3.85% tender 6/6/06, CP mode	3,600	3,600
3.86% tender 6/7/06, CP mode	2,400	2,400
3.86% tender 6/8/06, CP mode	2,000	2,000
Series 1987:
3.87% tender 9/7/06, CP mode	13,100	13,100
3.91% tender 9/5/06, CP mode	1,700	1,700
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series ROC II R322, 3.51% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	20,945	20,945
Norfolk Econ. Dev. Auth. New Empowerment Zone Facility Rev. (Metropolitan Machine Corp. Proj.) 3.53%, LOC Wachovia Bank NA, VRDN (a)(d)	6,600	6,600
Petersburg Indl. Dev. Auth. Rev. (Rebar Hldgs. LLC Proj.) 3.58%, LOC Wachovia Bank NA, VRDN (a)(d)	4,210	4,210
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Portsmouth Indl. Dev. Auth. Enterprise Zone Facility Rev. (Ocean Marine LLC Proj.) Series 2001 B, 3.58%, LOC Wachovia Bank NA, VRDN (a)(d)	$ 3,000	$ 3,000
Portsmouth Indl. Dev. Auth. New Empowerment Zone Facility Rev. (Ocean Marine LLC Proj.) Series A, 3.53%, LOC Wachovia Bank NA, VRDN (a)(d)	6,300	6,300
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) 3.88% tender 9/6/06, CP mode	11,200	11,200
Prince William County Indl. Dev. Auth. Swr. (Dale Svc. Corp. Proj.) Series 2000, 3.53%, LOC Wachovia Bank NA, VRDN (a)(d)	8,010	8,010
Richmond Pub. Util. Rev. Participating VRDN Series EGL 06 50 Class A, 3.51% (Liquidity Facility Citibank NA) (a)(e)	5,800	5,800
Sussex County Indl. Dev. Auth. Solid Waste Disp. Rev. (Atlantic Waste Disp. Proj.) 3.55%, LOC JPMorgan Chase Bank, VRDN (a)(d)	10,000	10,000
Univ. of Virginia Univ. Revs. Participating VRDN Series EGL 03 30 Class A, 3.51% (Liquidity Facility Citibank NA, New York) (a)(e)	3,300	3,300
Virginia Commonwealth Trans. Board Trans. Rev. Participating VRDN:
Series EGL 99 4601, 3.51% (Liquidity Facility Citibank NA, New York) (a)(e)	7,000	7,000
Series MS 01 727, 3.5% (Liquidity Facility Morgan Stanley) (a)(e)	6,000	6,000
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Participating VRDN Series PT 3432, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	10,445	10,445
Virginia Port Auth. Commonwealth Port Rev. Participating VRDN:
Series DB 138, 3.54% (Liquidity Facility Deutsche Bank AG) (a)(d)(e)	7,265	7,265
Series PT 2671, 3.54% (Liquidity Facility Dexia Cr. Local de France) (a)(d)(e)	2,630	2,630
		259,625
Washington - 4.5%
Bellevue Gen. Oblig. Participating VRDN Series EGL 04 1011 Class A, 3.51% (Liquidity Facility Citibank NA) (a)(e)	6,050	6,050
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 755, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	2,230	2,230
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Chelan County Pub. Util. District #1 Rev. Participating VRDN:
Series Merlots 00 R, 3.32% (Liquidity Facility Wachovia Bank NA) (a)(d)(e)	$ 14,955	$ 14,955
Series Merlots 01 B1, 3.32% (Liquidity Facility Wachovia Bank NA) (a)(d)(e)	6,990	6,990
Series PA 1047, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	8,995	8,995
Series PT 950, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,995	4,995
Douglas County Pub. Util. District #1 Wells Hydroelectric Rev. Participating VRDN:
Series PT 3062, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	6,360	6,360
Series PT 3063, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	2,795	2,795
Energy Northwest Elec. Rev. Participating VRDN:
Series PT 1392, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,260	5,260
Series Putters 242, 3.51% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,575	1,575
Series Putters 256, 3.51% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,800	2,800
Series ROC II R152, 3.51% (Liquidity Facility Citibank NA) (a)(e)	4,465	4,465
Everett Indl. Dev. Corp. Exempt Facilities Rev. 3.29%, VRDN (a)(d)	3,200	3,200
Goat Hill Properties Lease Rev. Participating VRDN:
Series Putters 705, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	1,555	1,555
Series Putters 957, 3.6% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	7,345	7,345
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Participating VRDN Series MT 69, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	5,025	5,025
King County Gen. Oblig. Participating VRDN Series DB-174, 3.5% (Liquidity Facility Deutsche Bank AG) (a)(e)	8,000	8,000
King County Hsg. Auth. Rev. (Overlake TOD Hsg. Proj.) 3.52%, LOC Bank of America NA, VRDN (a)(d)	5,785	5,785
King County Rural Library District Participating VRDN:
Series PT 3053, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	17,920	17,920
Series Putters 1009, 3.51% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,940	5,940
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
King County School District #401 Highline Pub. Schools Participating VRDN Series ROC II R4561, 3.51% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	$ 5,260	$ 5,260
King County School District #408 Auburn Participating VRDN Series PT 3090, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,325	6,325
King County School District #411 Issaquah Participating VRDN Series Stars 151, 3.5% (Liquidity Facility BNP Paribas SA) (a)(e)	5,200	5,200
King County Swr. Rev. Participating VRDN:
Series Merlots 00 E, 3.27% (Liquidity Facility Wachovia Bank NA) (a)(e)	6,300	6,300
Series PA 1179, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	8,480	8,480
Series PT 796, 3.5% (Liquidity Facility Lloyds TSB Bank PLC) (a)(e)	9,030	9,030
Pierce County School District #403 Bethel Participating VRDN Series PT 1647, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	11,185	11,185
Port of Seattle Gen. Oblig.:
Participating VRDN Series Stars 128, 3.54% (Liquidity Facility BNP Paribas SA) (a)(d)(e)	9,440	9,440
Series 2002 A2, 3.68% 8/9/06, LOC Bayerische Landesbank Girozentrale, CP	6,785	6,785
Series 2002 B, 3.56% 8/2/06, LOC Bayerische Landesbank Girozentrale, CP (d)	8,595	8,595
Series 2002 B2:
3.62% 8/2/06, LOC Bayerische Landesbank Girozentrale, CP (d)	800	800
3.72% 9/8/06, LOC Bayerische Landesbank Girozentrale, CP (d)	2,410	2,410
Port of Seattle Passenger Facilities Charge Rev. Participating VRDN Series MT 110, 3.54% (Liquidity Facility BNP Paribas SA) (a)(d)(e)	9,320	9,320
Port of Seattle Rev.:
Participating VRDN:
Series MS 1169X, 3.53% (Liquidity Facility Morgan Stanley) (a)(d)(e)	10,283	10,283
Series PA 752, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	4,995	4,995
Series PT 3044, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	12,485	12,485
Series PT 728, 3.54% (Liquidity Facility BNP Paribas SA) (a)(d)(e)	4,430	4,430
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Port of Seattle Rev.: - continued
Participating VRDN:
Series ROC II R362, 3.55% (Liquidity Facility Citibank NA) (a)(d)(e)	$ 8,850	$ 8,850
Series ROC II R7015, 3.51% (Liquidity Facility Citibank NA) (a)(e)	3,980	3,980
Series 1997, 3.33%, LOC Fortis Banque SA, VRDN (a)(d)	101,830	101,830
Series 2001 B1:
3.56% 8/2/06, LOC Bank of America NA, CP (d)	2,245	2,245
3.67% 9/6/06, LOC Bank of America NA, CP (d)	10,680	10,680
3.25%, LOC Fortis Banque SA, VRDN (a)(d)	8,500	8,500
Port of Tacoma Rev. Participating VRDN Series MS 06 1323, 3.53% (Liquidity Facility Morgan Stanley) (a)(d)(e)	21,315	21,315
Port Tacoma Gen. Oblig. Participating VRDN Series PA 1185, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	17,970	17,970
Seattle Drainage & Wastewtr. Rev. Participating VRDN:
Series PA 1175, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	8,490	8,490
Series PT 2241, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,595	6,595
Seattle Hsg. Auth. Rev. (NewHolly Phase III Proj.) 3.54%, LOC Key Bank NA, VRDN (a)(d)	2,455	2,455
Seattle Muni. Lt. & Pwr. Rev. Bonds Series 1990, 3.45% tender 10/26/06, LOC JPMorgan Chase Bank, CP mode	4,500	4,500
Seattle Wtr. Sys. Rev. Participating VRDN Series SGA 90, 3.26% (Liquidity Facility Societe Generale) (a)(e)	15,815	15,815
Snohomish County Pub. Util. District #1 Elec. Rev. Participating VRDN Series ROC II R6055, 3.51% (Liquidity Facility Citibank NA) (a)(e)	7,440	7,440
Thurston Co. School District #111 Participating VRDN Serie Putters 1108, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	8,765	8,765
U.S. Bancorp Piper Jaffray Fdg. Trust Participating VRDN Series FRRI 02 B, 3.52% (Liquidity Facility Bank of New York, New York) (a)(e)	2,721	2,721
Vancouver Hsg. Auth. Rev. (Anthem Park at Uptown Village Proj.) 3.57%, LOC Bank of America NA, VRDN (a)(d)	1,800	1,800
Washington Econ. Dev. Fin. Auth. Lease Participating VRDN Series PT 3282, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	10,590	10,590
Washington Econ. Dev. Fin. Auth. Rev. (Hunter Douglas Proj.) Series 1997 A, 3.52%, LOC ABN-AMRO Bank NV, VRDN (a)(d)	3,500	3,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series D:
3.52%, LOC JPMorgan Chase Bank, VRDN (a)(d)	$ 8,000	$ 8,000
3.52%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	9,000	9,000
Series E, 3.52%, LOC JPMorgan Chase Bank, VRDN (a)(d)	5,000	5,000
Washington Gen. Oblig. Participating VRDN:
Series EGL 00 4704, 3.51% (Liquidity Facility Citibank NA, New York) (a)(e)	5,600	5,600
Series EGL 00 4705, 3.51% (Liquidity Facility Citibank NA, New York) (a)(e)	16,300	16,300
Series EGL 7050032 Class A, 3.51% (Liquidity Facility Citibank NA) (a)(e)	5,175	5,175
Series EGL 7050037 Class A, 3.51% (Liquidity Facility Citibank NA) (a)(e)	26,000	26,000
Series EGL 98 4702, 3.51% (Liquidity Facility Citibank NA, New York) (a)(e)	12,200	12,200
Series Piper 05 B, 3.56% (Liquidity Facility Bank of New York, New York) (a)(e)	8,965	8,965
Series PT 1856, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,525	5,525
Series PT 2093, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	2,845	2,845
Series PT 2562, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	2,750	2,750
Series PT 3293, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,865	7,865
Series Putters 1141, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	4,345	4,345
Series PZ 102, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	11,940	11,940
Series RF 05 1, 3.55% (Liquidity Facility Bank of New York, New York) (a)(e)	10,680	10,680
Series ROC II R6070, 3.51% (Liquidity Facility Citibank NA) (a)(e)	8,670	8,670
Series SGA 35, 3.26% (Liquidity Facility Societe Generale) (a)(e)	12,500	12,500
Series SGB 09, 3.5% (Liquidity Facility Societe Generale) (a)(e)	9,100	9,100
Series SGB 11, 3.5% (Liquidity Facility Societe Generale) (a)(e)	6,200	6,200
Washington Health Care Facilities Auth. Rev. Participating VRDN Series ROC II R510CE, 3.53% (Liquidity Facility Citibank NA) (a)(e)	9,000	9,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Hsg. Fin. Commission Participating VRDN:
Series LB 04 8, 3.36% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(e)	$ 4,290	$ 4,290
Series LB 05 L17, 3.36% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(e)	6,505	6,505
Series MT 192, 3.55% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)(e)	4,415	4,415
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Cedar Ridge Retirement Proj.) Series 2005 A, 3.56%, LOC Wells Fargo Bank Nat'l. Assn, VRDN (a)(d)	3,525	3,525
(Fairwinds Redmond Proj.) Series A, 3.56%, LOC Bank of America NA, VRDN (a)(d)	7,500	7,500
(Merrill Gardens at Queen Anne Proj.) Series A, 3.56%, LOC Bank of America NA, VRDN (a)(d)	8,680	8,680
(Merrill Gardens at Renton Centre Proj.) Series A, 3.56%, LOC Bank of America NA, VRDN (a)(d)	10,395	10,395
(Pinehurst Apts. Proj.) Series A, 3.56%, LOC Bank of America NA, VRDN (a)(d)	12,000	12,000
(Silver Creek Apts. Proj.) Series A, 3.53%, LOC Fannie Mae, VRDN (a)(d)	4,100	4,100
(The Lodge at Eagle Ridge Proj.) Series A, 3.56%, LOC Bank of America NA, VRDN (a)(d)	9,485	9,485
(The Vintage at Everett Sr. Living Proj.) Series 2004 A, 3.53%, LOC Fannie Mae, VRDN (a)(d)	5,250	5,250
(The Vintage at Richland Sr. Living Proj.) Series 2004 A, 3.53%, LOC Fannie Mae, VRDN (a)(d)	8,225	8,225
		763,634
West Virginia - 0.3%
Grant County Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 3.88% tender 9/8/06, CP mode (d)	7,400	7,400
Harrison County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 3.55%, LOC Wachovia Bank NA, VRDN (a)(d)	8,420	8,420
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.):
Series 1990 B, 3.27%, LOC Deutsche Bank AG, VRDN (a)(d)	5,355	5,355
Series 1990 D, 3.27%, LOC Deutsche Bank AG, VRDN (a)(d)	12,800	12,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
West Virginia - continued
West Virginia Econ. Dev. Auth. Ind. Rev. (Smith Svc., Inc. Proj.) Series 1999, 3.77%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)(d)	$ 4,170	$ 4,170
Wood County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 3.55%, LOC Wachovia Bank NA, VRDN (a)(d)	6,580	6,580
		44,725
Wisconsin - 1.3%
Northland Pines School District Participating VRDN Series PT 2257, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	10,590	10,590
Platteville Indl. Dev. Rev. (Woodward Communications Proj.) 3.58%, LOC Harris NA, VRDN (a)(d)	2,400	2,400
Pleasant Prairie Gen. Oblig. 3.52% (XL Cap. Assurance, Inc. Insured), VRDN (a)	9,850	9,850
Pleasant Prairie Village Indl. Dev. Rev. (Muskie Enterprises, Inc. Proj.) Series 1995, 3.58%, LOC Harris NA, VRDN (a)(d)	3,000	3,000
Racine Indl. Dev. Rev. (Burlington Graphic Sys. Proj.) Series 1994, 3.75%, LOC Harris NA, VRDN (a)(d)	945	945
Raymond Indl. Dev. Rev. (Richard S. Werner, Inc. Proj.) Series 1996, 3.75%, LOC JPMorgan Chase Bank, VRDN (a)(d)	1,425	1,425
River Falls Indl. Dev. Rev. (Quadion Corp. Proj.) 3.57%, LOC U.S. Bank NA, Minnesota, VRDN (a)(d)	1,425	1,425
Sturgeon Bay Indl. Dev. Rev. (Marine Travelift Proj.) Series 1996, 3.29%, LOC Wells Fargo Bank NA, San Francisco, VRDN (a)(d)	1,800	1,800
Sturtevant Indl. Dev. Rev. (Quadra, Inc. Proj.) 3.75%, LOC JPMorgan Chase Bank, VRDN (a)(d)	1,275	1,275
Wilmot Union High School District Participating VRDN Series PT 2258, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	9,590	9,590
Wisconsin Gen. Oblig. Participating VRDN:
Series EGL 94 4904 Class A, 3.55% (Liquidity Facility Citibank NA, New York) (a)(d)(e)	1,250	1,250
Series Putters 531, 3.51% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	8,455	8,455
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series PA 970, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,000	3,000
Series PT 761, 3.5% (Liquidity Facility Svenska Handelsbanken AB) (a)(e)	20,000	20,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN: - continued
Series PT 873, 3.5% (Liquidity Facility Svenska Handelsbanken AB) (a)(e)	$ 10,765	$ 10,765
Wisconsin Hsg. & Econ. Dev. Auth. Home Ownership Rev.:
Participating VRDN:
Series PA 1331, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	6,860	6,860
Series PT 3456, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	12,085	12,085
Series ROC II R397, 3.55% (Liquidity Facility Citibank NA) (a)(d)(e)	3,135	3,135
Series 2003 B, 3.28% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(d)	40,650	40,650
Series 2004 E, 3.28% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)(d)	17,300	17,300
Series 2006 A, 3.5% (Liquidity Facility DEPFA BANK PLC), VRDN (a)(d)	32,000	32,000
Series E, 3.28% (Liquidity Facility Fed. Home Ln. Bank - Chicago), VRDN (a)(d)	10,890	10,890
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev.:
Series 2002 A, 3.28% (MBIA Insured), VRDN (a)(d)	7,115	7,115
Series 2002 B, 3.28% (MBIA Insured), VRDN (a)(d)	3,005	3,005
Wisconsin Pub. Pwr., Inc. Sys. Pwr. Supply Sys. Rev., Participating VRDN Series Putters 1150, 3.51% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,000	6,000
		224,810
	Shares
Other - 4.1%
Fidelity Municipal Cash Central Fund, 3.56% (b)(c)	690,441,200	690,441
TOTAL INVESTMENT PORTFOLIO - 95.3% (Cost $16,075,400)		16,075,400
NET OTHER ASSETS - 4.7%		788,153
NET ASSETS - 100%		$ 16,863,553
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $224,475,000 or 1.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Allegheny County Hosp. Dev. Auth. Rev. Bonds Series PT 762, 2.85%, tender 6/15/06 (Liquidity Facility Landesbank Hessen-Thuringen)	6/17/05	$ 33,915
Austin Wtr. & Wastewtr. Sys. Rev. Bonds Series ROC II R7014, 3.06%, tender 7/12/06 (Liquidity Facility Citibank NA)	7/20/05	$ 6,345
Canaveral Port Auth. Rev. Bonds Series ROC II R2025, 3.45%, tender 8/10/06 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.)	5/18/05	$ 7,745
Security	Acquisition Date	Cost (000s)
Central Utah Wtr. Conservancy District Wtr. Conservancy Rev. Bonds Series ROC II R2202, 3.45%, tender 8/10/06 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.)	5/18/05	$ 8,525
Clark County School District Bonds Series ROC II R2184, 3.45%, tender 8/10/06 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.)	3/16/05	$ 14,530
Cook County Forest Preservation District Bonds Series IXIS 05 25, 3.52%, tender 6/15/06 (Liquidity Facility CDC Fin.-CDC IXIS)	5/31/06	$ 12,040
Florida Board of Ed. Lottery Rev. Bonds Series ROC II R6047, 3.06%, tender 8/3/06 (Liquidity Facility Citibank NA)	9/28/05	$ 12,140
Forsyth County Ctfs. of Prtn. Bonds Series ROC II R7010, 3.45%, tender 8/3/06 (Liquidity Facility Citibank NA)	5/5/05	$ 16,135
Security	Acquisition Date	Cost (000s)
Forsyth County Ctfs. of Prtn. Bonds Series ROC II R7529, 3.45%, tender 8/10/06 (Liquidity Facility Citibank NA)	5/5/05	$ 10,815
Garland Independent School District Bonds Series ROC II R2213, 3.45%, tender 8/10/06 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.)	7/6/05	$ 5,345
Houston County Health Care Auth. Rev. Bonds Series PT 880, 2.85%, tender 6/22/06 (Liquidity Facility Merrill Lynch & Co., Inc.)	6/21/05	$ 22,675
Houston Independent School District Bonds Series Putters 1078, 3.6%, tender 8/24/06 (Liquidity Facility JPMorgan Chase & Co.)	3/16/06	$ 2,925
Houston Util. Sys. Rev. Bonds Series PT 3197, 3.64%, tender 9/1/06 (Liquidity Facility Dexia Cr. Local de France)	10/13/05	$ 15,180
Security	Acquisition Date	Cost (000s)
Illinois Gen. Oblig. Bonds Series ROC II R4536, 3.45%, tender 8/10/06 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.)	11/12/03	$ 5,135
Indianapolis Thermal Energy Sys. Bonds Series Putters 700, 3.6%, tender 8/24/06 (Liquidity Facility JPMorgan Chase & Co.)	3/16/06	$ 3,390
Louisiana Gen. Oblig. Bonds Series MT 158, 3.14%, tender 9/28/06 (Liquidity Facility BNP Paribas SA)	9/29/05	$ 22,915
McAllen Wtrwks. & Swr. Sys. Rev. Bonds Series Putters 1064, 3.6%, tender 8/24/06 (Liquidity Facility JPMorgan Chase & Co.)	8/31/05	$ 5,900
Security	Acquisition Date	Cost (000s)
Michigan Hosp. Fin. Auth. Hosp. Rev. Bonds Series PT 732, 2.95%, tender 7/20/06 (Liquidity Facility Svenska Handelsbanken AB)	1/30/03	$ 4,300
Omaha Pub. Pwr. District Elec. Rev. Bonds Series ROC II R7008, 3.06%, tender 7/12/06 (Liquidity Facility Citibank NA)	4/27/05	$ 8,060
Plano Independent School District Bonds Series ROC II R2106, 3.45%, tender 8/10/06 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.)	4/21/04	$ 6,460
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 25,434
Income Tax Information
At May 31, 2006, the aggregate cost of investment securities for income tax purposes was $16,075,400,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report. Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust II 's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust II

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	July 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	July 18, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	July 18, 2006